THE RYDEX SERIES FUNDS

                                                                    Sector Funds
                                                              Semi-Annual Report
                                                              September 30, 2002



                                                                    Banking Fund
                                                            Basic Materials Fund
                                                              Biotechnology Fund
                                                          Consumer Products Fund
                                                                Electronics Fund
                                                                     Energy Fund
                                                            Energy Services Fund
                                                         Financial Services Fund
                                                                Health Care Fund
                                                                   Internet Fund
                                                                    Leisure Fund
                                                            Precious Metals Fund
                                                                  Retailing Fund
                                                                 Technology Fund
                                                         Telecommunications Fund
                                                             Transportation Fund
                                                                  Utilities Fund

                                 [LOGO OMITTED]
                                   RYDEX FUNDS

                                                            SEMI-ANNUAL REPORT 1


    TABLE OF CONTENTS
--------------------------------------------------------------------------------


    LETTER FROM THE CHAIRMAN .........................................    2

    SCHEDULES OF INVESTMENTS .........................................    4

    STATEMENTS OF ASSETS AND LIABILITIES .............................   26

    STATEMENTS OF OPERATIONS .........................................   30

    STATEMENTS OF CHANGES IN NET ASSETS ..............................   34

    FINANCIAL HIGHLIGHTS .............................................   44

    NOTES TO FINANCIAL STATEMENTS ....................................  123

2


--------------------------------------------------------------------------------


DEAR SHAREHOLDERS,

We began 2002 in intense uncertainty in the immediate aftermath of the September 11 terrorist attacks. The equity markets, which hit a major cyclical low on September 21, were still unsettled as 2002 began.

Early in the year, the markets had more bad news to digest as corporate accounting and insider-trading scandals sharply reduced investor confidence in corporate governance. The S&P 500((R)) Index broke its previous low in late June and finished the period ending September 30 28.95% lower than it started. The technology-heavy Nasdaq 100 Index((R)) fared even worse, down 42.70% for the period. Small- and mid-cap stocks had a better showing, but still lost 28.47% and 24.71% respectively.

Some of Rydex's inverse equity funds benefited from the downturn in the market, returning as much as 73.92% in the case of our S&P-based Tempest 500 Fund, which seeks to provide investment results that correspond to 200% of the inverse performance of the S&P 500 on a daily basis. Three other inverse funds that had positive returns for the year include Rydex Arktos Fund, which seeks to provide investment results that inversely correlate to the performance of the Nasdaq 100; Rydex Ursa Fund, which seeks to provide investment results that inversely correlate to the performance of the S&P 500; and Rydex Venture 100 Fund, which seeks to provide investment results that correspond to 200% of the inverse performance of the Nasdaq 100 on a daily basis. Lipper ranked Tempest and Venture as the number two and three funds respectively of all equity funds for the quarter ending September 30.(1)

The period was also a good one for bonds. Rydex U.S. Government Bond Fund, which leverages the U.S. Long Treasury Bond to a beta of 1.2, returned 25.61% for the period. Among our sector funds, the star was Rydex Precious Metals Fund, whose gold-related stocks were sought as a safe haven by many investors. The fund returned (0.39)% for the period vs. the S&P 500, which was down 28.95%. After lagging in the previous two quarters, the health care and biotechnology sectors were two of the top performing sectors during the third quarter of this year. While financial services and banking stocks outperformed the broad market in the second quarter, these sectors were hurt in the third quarter by concerns over a wave of bad debt that has been flooding the financial system, a dearth of securities underwriting and merger and acquisition activity and lower brokerage commissions.



(1) DATA PROVIDED BY LIPPER ANALYTICAL SERVICES, INC. LIPPER RANKINGS ARE BASED UPON CHANGES IN NET ASSET VALUE WITH ALL DIVIDENDS REINVESTED. THEY DON'T INCLUDE THE EFFECT OF SALES CHARGES; IF THEY HAD, RESULTS MAY HAVE BEEN LESS FAVORABLE. RANKINGS ARE THROUGH 9/30/02. RANKINGS FOR THE FUNDS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE PERFORMANCE. RANKINGS ARE FOR H-CLASS ONLY. OTHER CLASSES MAY VARY. OF COURSE, FUND PERFORMANCE IS SUBJECT TO DAILY MARKET VOLATILITY AND MAY BE BETTER OR WORSE SINCE THE END OF THE LAST QUARTER. FOR UP-TO-DATE FUND PERFORMANCE, CALL US AT 800.820.0888 OR VISIT WWW.RYDEXFUNDS.COM THE PAST PERFORMANCE OF THE RYDEX TEMPEST 500 AND VENTURE 100 FUNDS HAS BEEN ATTRIBUTABLE TO UNUSUALLY FAVORABLE MARKET CONDITIONS THAT ARE LIKELY NOT SUSTAINABLE. PERFORMANCE MAY NOT BE REPEATED.

                                                            SEMI-ANNUAL REPORT 3



--------------------------------------------------------------------------------


Despite the difficult market, Rydex was able to roll out two new funds this year--Rydex Core Equity Fund and Rydex Sector Rotation Fund. Rydex Core Equity Fund enables investors to get broad market exposure--with disciplined rebalancing, style consistency, no size bias and potentially less volatility than other total market funds. The fund returned (1.20)% from its September 23 inception date to September 30. Rydex Sector Rotation Fund helps to solve the dilemma of choosing which sector to be in--and when. On a monthly basis, the fund rotates into industries that have exhibited price strength, and sells industries whose performance has lagged. The fund returned (22.20)% from its March 17 inception date to September 30.

As attention continues to focus on interest rate speculation, Rydex Juno Fund--which seeks to provide total returns that will inversely correlate to the price movements of the current 30-year U.S. Treasury Bond--has started to draw interest. The fund returned (19.20)% for the period ending September 30. But as interest rates improve, the fund may be a popular investment.



Sincerely,

/s/ ALBERT P. ("SKIP") VIRAGH, JR.
----------------------------------
Albert P. ("Skip") Viragh, Jr.
Chairman of the Board

4


BANKING FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) September 30, 2002
--------------------------------------------------------------------------------


                                                                         MARKET
                                                                          VALUE
                                                      SHARES           (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS  98.5%
Bank of America Corp. .....................           45,448        $ 2,899,582
Wells Fargo & Co. .........................           39,196          1,887,679
Bank One Corp. ............................           38,376          1,435,262
Wachovia Corp. ............................           28,799            941,439
US Bancorp ................................           49,515            919,989
JP Morgan Chase & Co. .....................           40,399            767,177
National City Corp. .......................           24,362            695,048
Keycorp ...................................           23,400            584,298
Washington Mutual, Inc. ...................           17,479            550,064
Fifth Third Bancorp .......................            8,245            504,841
Comerica, Inc. ............................           10,300            496,666
Charter One Financial,
  Inc .....................................           15,415            458,134
Union Planters Corp. ......................           16,158            443,699
Regions Financial Corp. ...................           13,200            431,244
Synovus Financial Corp. ...................           20,300            418,586
First Tennessee National
  Corp ....................................           11,870            411,533
Golden State Bancorp ......................           12,600            407,232
Hibernia Corp. ............................           19,600            391,804
Compass Bancshares, Inc.                              13,034            386,197
Sovereign Bancorp, Inc. ...................           28,100            362,490
Bank Of Hawaii Corp. ......................           12,872            359,129
Associated Banc Corp. .....................           11,264            357,407
Greenpoint Financial
  Corp ....................................            8,500            354,790
Colonial Bancgroup, Inc. ..................           26,500            328,600
Webster Financial Corp. ...................            9,700            325,726
IndyMac Bancorp, Inc.* ....................           15,828            305,006
Astoria Financial Corp. ...................           12,100            295,240
Roslyn Bancorp, Inc. ......................           16,600            289,006






                                                                         MARKET
                                                                          VALUE
                                                      SHARES           (NOTE 1)
-------------------------------------------------------------------------------
FleetBoston Financial
  Corp ....................................           14,175        $   288,178
Bank of New York Co.,
  Inc .....................................            9,710            279,065
SEI Investments Co. .......................           10,100            241,188
BB&T Corp. ................................            4,283            150,076
Suntrust Banks, Inc. ......................            1,731            106,422
Lehman Brothers
  Holdings, Inc. ..........................              500             24,525
PNC Financial Services
  Group, Inc. .............................              475             20,031
National Commerce
  Financial Corp. .........................               72              1,804
Silicon Valley Bancshares
  Delaware* ...............................               16                271
Charles Schwab Corp. ......................                9                 78
                                                                    -----------
TOTAL COMMON STOCKS
  (Cost $18,525,845)                                                 19,119,506
                                                                    -----------
                                                        FACE
                                                      AMOUNT
                                                      ------
REPURCHASE AGREEMENTS 1.5%
Repurchase Agreement (Note 2):
  1.85% due 10/01/02 ......................      $    97,010             97,010
  1.83% due 10/01/02 ......................           97,010             97,010
  1.75% due 10/01/02 ......................           97,010             97,010
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $291,030) .........................                             291,030
                                                                    -----------
TOTAL INVESTMENTS 100%
  (Cost $18,816,875)                                                $19,410,536
                                                                    ===========


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 5

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) September 30, 2002
--------------------------------------------------------------------------------


                                                                         MARKET
                                                                          VALUE
                                                      SHARES           (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS  98.0%
E.I. Du Pont de
  Nemours & Co. ...........................          44,594        $ 1,608,506
Dow Chemical Co. ..........................          38,959          1,063,970
International Paper Co. ...................          25,123            838,857
Alcoa, Inc. ...............................          36,859            711,379
Weyerhaeuser Co. ..........................          11,982            524,452
Newmont Mining Corp. ......................          15,129            416,199
Rohm & Haas Co. ...........................          13,050            404,550
Air Products &
  Chemicals, Inc. .........................           8,530            358,345
Praxair, Inc. .............................           5,849            298,942
PPG Industries, Inc. ......................           6,304            281,789
Sigma-Aldrich Corp. .......................           5,446            268,324
Engelhard Corp. ...........................           8,806            209,847
MeadWestvaco Corp.                                   10,800            207,468
Georgia-Pacific Corp. .....................          15,565            203,746
Ecolab, Inc. ..............................           4,870            203,225
Phelps Dodge Corp.* .......................           7,358            188,586
Valspar Corp. .............................           4,640            173,072
Temple-Inland, Inc. .......................           4,400            169,972
RPM, Inc. .................................          11,880            167,033
Martin Marietta
  Materials, Inc. .........................           5,050            164,478
Lyondell Chemical Co. .....................          13,600            162,384
Nucor Corp. ...............................           4,176            158,270
Cabot Corp. ...............................           7,100            149,100
Scotts Co.* ...............................           3,500            145,915
Om Group, Inc. ............................           3,280            140,384
Eastman Chemical Co. ......................           3,533            134,855
Georgia Gulf Corp. ........................           5,500            125,785
Lubrizol Corp. ............................           4,316            122,013
AK Steel Holding Corp.* ...................          16,600            121,346
Cytec Industries, Inc.* ...................           5,400            118,530
Louisiana-Pacific Corp.*                             18,200            117,754
Packaging Corp.
  of America* .............................           6,100            106,811
Potash Corp.
  Of  Saskatchewan ........................           1,700            105,740
Monsanto Co. ..............................           6,900            105,500
Allegheny Technologies,
  Inc .....................................          15,200            105,184
Vulcan Materials Co. ......................           2,780            100,525
Owens-Illinois, Inc.* .....................           8,700             98,484




                                                                         MARKET
                                                                          VALUE
                                                      SHARES           (NOTE 1)
-------------------------------------------------------------------------------
Pactiv Corp.* .............................           5,800        $    95,410
Boise Cascade Corp. .......................           4,000             91,200
Crompton Corp. ............................           8,500             85,425
Arch Coal, Inc. ...........................           5,100             84,405
Ball Corp. ................................           1,620             81,632
Cambrex Corp. .............................           2,100             77,280
Ferro Corp. ...............................           3,200             73,920
Lafarge North America,
  Inc .....................................           2,400             69,528
Aptargroup, Inc. ..........................           2,300             61,801
United States Steel Corp. .................           4,800             55,728
Solutia, Inc. .............................           9,810             51,208
Florida Rock Industries,
  Inc .....................................           1,600             48,896
Freeport-McMoran
  Copper & Gold, Inc.* ....................           3,512             47,272
International Flavors &
  Fragrances, Inc. ........................           1,270             40,450
Agnico-Eagle
  Mines, Ltd. .............................           2,200             35,222
Bemis Co. .................................             620             30,628
Commercial Metal Co. ......................           1,400             25,088
Albemarle Corp. ...........................             800             20,232
Sonoco Products Co. .......................             920             19,605
Bowater, Inc. .............................             400             14,120
Stillwater Mining Co.* ....................             200              1,200
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $11,172,456)                                                11,691,570
                                                                   -----------
                                                       FACE
                                                     AMOUNT
                                                     ------
REPURCHASE AGREEMENTS 2.0%
Repurchase Agreement (Note 2):
  1.85% due 10/01/02 ......................     $    78,686             78,686
  1.83% due 10/01/02 ......................          78,686             78,686
  1.75% due 10/01/02 ......................          78,686             78,686
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $236,058) .........................                            236,058
                                                                   -----------
TOTAL INVESTMENTS 100%
  (Cost $11,408,514)                                               $11,927,628
                                                                   ===========

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

6

BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) September 30, 2002
--------------------------------------------------------------------------------


                                                                         MARKET
                                                                          VALUE
                                                      SHARES           (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS  97.8%
Amgen, Inc.* ...........................           588,843         $24,554,753
Gilead Sciences, Inc.* .................           186,084           6,239,397
Neurocrine Biosciences,
  Inc.* ................................           115,983           4,755,303
Idec Pharmaceuticals
  Corp.* ...............................           112,931           4,688,895
Chiron Corp.* ..........................           129,198           4,514,178
Medimmune, Inc.* .......................           204,691           4,271,901
Genzyme Corp.--
  General Division* ....................           196,702           4,054,028
Cephalon, Inc.* ........................            93,656           3,823,038
InterMune, Inc.* .......................           102,485           3,363,558
Biogen, Inc.* ..........................           114,876           3,362,421
Scios, Inc.* ...........................           131,573           3,348,533
Trimeris, Inc.* ........................            69,773           3,099,317
NPS Pharmaceuticals,
  Inc.* ................................           146,725           3,017,840
Transkaryotic Therapies,
  Inc.* ................................            82,840           2,702,075
Invitrogen Corp.* ......................            67,358           2,294,887
Amylin Pharmaceuticals,
  Inc.* ................................           135,607           2,253,788
Cell Genesys, Inc.* ....................           184,584           2,224,237
Celgene Corp.* .........................           124,966           2,104,427
Millennium
  Pharmaceuticals, Inc.* ...............           221,453           2,063,942
Regeneron
  Pharmaceutical, Inc.* ................           135,945           1,835,257
Affymetrix, Inc.* ......................            87,300           1,815,840
CV Therapeutics, Inc.* .................            84,365           1,764,072
Vertex Pharmaceuticals,
  Inc.* ................................            94,375           1,744,994
Enzon, Inc.* ...........................            90,349           1,738,315
Tularik, Inc.* .........................           234,780           1,608,243
Qiagen NV* .............................           294,476           1,351,645
Albany Molecular
  Research, Inc.* ......................            74,744           1,272,890
Abgenix, Inc.* .........................           193,041           1,252,836
Human Genome
  Sciences, Inc.* ......................           100,826           1,215,962
QLT, Inc.* .............................           152,244           1,170,756
Genta, Inc.* ...........................           178,756           1,156,551

                                                                        MARKET
                                                                         VALUE
                                                    SHARES            (NOTE 1)
-------------------------------------------------------------------------------
Isis Pharmaceuticals,
  Inc.* ................................           112,270         $ 1,106,982
Tanox, Inc.* ...........................           105,329           1,105,955
ICOS Corp.* ............................            52,029           1,091,048
Protein Design Labs,
  Inc.* ................................           127,583           1,058,939
OSI Pharmaceuticals,
  Inc.* ................................            60,927           1,033,931
The Medicines Co.* .....................            91,871           1,008,560
Biomarin Pharmaceutical,
  Inc.* ................................           170,063             984,665
Ligand Pharmaceuticals,
  Inc.-Cl B* ...........................           144,420             982,056
Corixa Corp.* ..........................           151,934             961,742
Immunomedics, Inc.* ....................           158,363             950,178
Antigenics, Inc./Del* ..................           106,175             857,894
Diversa Corp.* .........................            99,540             849,076
ImClone Systems, Inc.* .................           107,956             842,057
Cell Therapeutics, Inc.* ...............           173,745             764,478
CuraGen Corp.* .........................           174,920             738,162
United Therapuetics
  Corp.* ...............................            39,240             645,498
Luminex Corp.* .........................            88,343             621,935
Atrix Labs, Inc.* ......................            34,644             512,731
Pharmacopeia, Inc.* ....................            57,234             507,093
Neopharm, Inc.* ........................            35,826             505,147
Immunogen, Inc.* .......................           150,191             486,619
Incyte Genomics, Inc.* .................           101,148             469,327
Alexion Pharmaceuticals,
  Inc.* ................................            37,693             436,862
Arena Pharmaceuticals,
  Inc.* ................................            74,762             418,667
Gene Logic, Inc.* ......................            52,304             406,402
Telik, Inc.* ...........................            32,181             398,401
Sepracor, Inc.* ........................            67,800             355,272
Myriad Genetics, Inc.* .................            21,950             347,688
Applera Corp.-Celera
  Genomics Group* ......................            43,462             345,523
Caliper Technologies
  Corp.* ...............................            78,555             329,145
Connetics Corp.* .......................            32,760             303,030
Cubist Pharmaceuticals,
  Inc.* ................................            58,140             297,095


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 7

BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED) September 30, 2002
--------------------------------------------------------------------------------


                                                                        MARKET
                                                                         VALUE
                                                    SHARES            (NOTE 1)
-------------------------------------------------------------------------------
Guilford Pharmaceuticals,
  Inc.* .................................             60,743        $    293,996
Avigen, Inc.* ...........................             35,846             284,259
Alkermes, Inc.* .........................             32,971             260,141
Kos Pharmaceuticals,
  Inc.* .................................             21,779             243,903
Geron Corp.* ............................             54,149             211,181
Arqule, Inc.* ...........................             40,026             206,134
Novavax, Inc.* ..........................             47,004             203,527
Vaxgen, Inc.* ...........................             20,988             185,765
Ilex Oncology, Inc.* ....................             36,377             172,791
Inhale Therapeutic
  Systems, Inc.* ........................             28,957             145,596
Adolor Corp.* ...........................              6,100              85,522
Exelixis, Inc.* .........................             16,700              82,665
Entremed, Inc.* .........................             49,526              79,737
Sangstat Medical Corp.* .................              3,800              79,268
Array Biopharma, Inc.* ..................              2,900              22,591
Emisphere Technologies,
  Inc.* .................................              4,900              14,504
Viropharma, Inc.* .......................              3,900               4,056
Medarex, Inc.* ..........................                500               1,675
Serono SA ...............................                  9                 109
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost $104,294,522)                                                128,963,457
                                                                    ------------





                                                                        MARKET
                                                       FACE              VALUE
                                                     AMOUNT           (NOTE 1)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 2.2%
Repurchase Agreement (Note 2):
  1.85% due 10/01/02 ....................      $    946,134             946,134
  1.83% due 10/01/02 ....................           946,134             946,134
  1.75% due 10/01/02 ....................           946,134             946,134
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $2,838,402)                                                   2,838,402
                                                                   ------------
TOTAL INVESTMENTS 100%
  (Cost $107,132,924)                                              $131,801,859
                                                                   ============


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

8

CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) September 30, 2002
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                    SHARES            (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS  98.0%
Procter & Gamble Co. ......................          41,550        $ 3,713,739
Coca-Cola Co. .............................          72,951          3,498,730
Philip Morris Cos., Inc. ..................          68,878          2,672,466
PepsiCo., Inc. ............................          65,470          2,419,116
Kimberly-Clark Corp. ......................          23,040          1,304,986
Anheuser-Busch Cos.,
  Inc .....................................          24,585          1,244,001
Gillette Co. ..............................          30,715            909,164
Conagra Foods, Inc. .......................          30,282            752,508
Colgate-Palmolive Co. .....................          13,399            722,876
Safeway, Inc.* ............................          28,336            631,893
Kroger Co.* ...............................          44,096            621,754
Albertson's, Inc. .........................          25,094            606,271
Kellogg Co. ...............................          17,566            584,069
Newell Rubbermaid, Inc. ...................          18,056            557,389
Kraft Foods, Inc. A .......................          14,640            533,774
eBay, Inc.* ...............................           9,480            500,639
Coca-Cola Enterprises,
  Inc .....................................          23,300            494,892
Cendant Corp.* ............................          45,443            488,967
Sara Lee Corp. ............................          25,411            464,767
Estee Lauder Cos., Inc. ...................          13,710            394,025
H&R Block, Inc. ...........................           9,160            384,812
Tyson Foods, Inc.--
  Class A .................................          32,800            381,464
Interstate Bakeries Corp. .................          14,000            371,980
Dole Food Co. .............................          12,400            359,972
Sysco Corp. ...............................          12,356            350,787
RJ Reynolds Tobacco
  Holdings, Inc. ..........................           8,400            338,688
Pepsi Bottling Group,
  Inc .....................................          13,670            319,878
Constellation Brands,
  Inc.* ...................................          13,400            309,540

                                                                        MARKET
                                                                         VALUE
                                                    SHARES            (NOTE 1)
------------------------------------------------------------------------------
Supervalu, Inc. ...........................          18,900        $   305,235
General Mills, Inc. .......................           5,423            240,890
Universal Corp. Va ........................           5,900            206,913
Fortune Brands, Inc. ......................           4,230            200,037
Adolf Coors Co.--
  Class B .................................           3,500            197,050
Apollo Group, Inc.* .......................           4,355            189,564
H.J. Heinz Co. ............................           4,877            162,745
International Flavors &
  Fragrances, Inc. ........................           3,700            117,845
Avon Products, Inc. .......................           2,140             98,654
Campbell Soup Co. .........................           3,500             77,280
Expedia, Inc. - Class A*                              1,300             65,845
Hormel Foods Corp. ........................           2,500             54,700
Yahoo, Inc.* ..............................           4,900             46,893
Corinthian Colleges,
  Inc.* ...................................           1,100             41,514
Coach, Inc.* ..............................           1,300             33,280
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $27,552,314)                                                27,971,592
                                                                   -----------
                                                      FACE
                                                    AMOUNT
                                                    ------
REPURCHASE AGREEMENTS 2.0%
Repurchase Agreement (Note 2):
  1.75% due 10/01/02 ......................     $   185,471            185,471
  1.83% due 10/01/02 ......................         185,471            185,471
  1.85% due 10/01/02 ......................         185,471            185,471
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $556,413)                                                      556,413
                                                                   -----------
TOTAL INVESTMENTS 100%
  (Cost $28,108,727)                                               $28,528,005
                                                                   ===========

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 9

ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) September 30, 2002
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                    SHARES            (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS  97.7%
Intel Corp. ...............................          144,074       $2,001,188
Texas Instruments, Inc. ...................          129,098        1,906,777
Motorola, Inc. ............................          178,375        1,815,857
Applied Materials, Inc.* ..................          144,048        1,663,754
STMicroelectronics NV .....................          119,492        1,616,727
Micron Technology, Inc.* ..................           81,793        1,011,779
Maxim Integrated
  Products, Inc.* .........................           33,443          828,049
Analog Devices, Inc.* .....................           40,850          804,745
Kla - Tencor Corp.* .......................           27,784          776,285
Xilinx, Inc.* .............................           38,680          612,614
Linear Technology Corp. ...................           28,979          600,445
Microchip Technology,
  Inc.* ...................................           22,955          469,430
Altera Corp.* .............................           51,522          446,696
QLogic Corp.* .............................           14,400          374,976
Novellus Systems, Inc.* ...................           17,824          370,917
Intersil Corp.* ...........................           27,730          359,381
National Semiconductor
  Corp.* ..................................           26,720          319,037
ASML Holding NV* ..........................           51,336          317,770
Broadcom Corp.* ...........................           25,462          271,934
Kulicke & Soffa
  Industries, Inc.* .......................           74,050          222,150
LSI Logic Corp.* ..........................           33,170          210,629
Applied Micro Circuits
  Corp.* ..................................           71,346          204,050
Marvell Technology
  Group, Ltd.* ............................           12,740          201,929
Nvidia Corp.* .............................           22,480          192,429
United Micro Electronics
  Corp.* ..................................           52,703          186,042
Teradyne, Inc.* ...........................           19,166          183,994
Conexant Systems, Inc.* ...................          160,200          177,822
Vishay Intertech, Inc.* ...................           17,400          153,120

                                                                        MARKET
                                                                         VALUE
                                                    SHARES            (NOTE 1)
------------------------------------------------------------------------------
Lattice Semiconductor
  Corp.* ..................................           23,139       $  143,925
Silicon Laboratories,
  Inc.* ...................................            7,800          142,974
Fairchild Semiconductor
  International, Inc.* ....................           14,000          132,580
Triquint Semiconductor,
  Inc.* ...................................           37,550          132,551
Semtech Corp.* ............................           12,940          125,518
ATI Technologies, Inc.* ...................           22,100          110,279
RF Micro Devices, Inc.* ...................           16,800          100,800
Varian Semiconductor
  Equipment Associates,
  Inc.* ...................................            5,900           96,996
Cirrus Logic, Inc.* .......................           34,800           88,740
Integrated Device
  Technology, Inc.* .......................            8,208           85,691
PMC - Sierra, Inc.* .......................           22,078           85,663
Dupont Photomasks,
  Inc.* ...................................            3,700           84,286
Sandisk Corp.* ............................            6,400           83,904
Credence Systems Corp.* ...................            9,200           79,672
Advanced Micro Devices,
  Inc.* ...................................           13,480           71,983
Cymer, Inc.* ..............................            3,700           68,968
Cypress Semiconductor
  Corp.* ..................................           10,220           67,043
Rudolph Technologies,
  Inc.* ...................................            6,264           64,457
MKS Instruments, Inc.* ....................            5,900           64,428
Photronics, Inc.* .........................            5,700           57,342
Rambus, Inc.* .............................           12,938           56,151
Vitesse Semiconductor
  Corp.* ..................................           81,668           55,534
Agere Systems, Inc.--
  Class A* ................................           46,055           50,660


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

10

ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED) September 30, 2002
--------------------------------------------------------------------------------


                                                                        MARKET
                                                                         VALUE
                                                    SHARES            (NOTE 1)
------------------------------------------------------------------------------
Chartered Semiconductor
  Manufacturing, Ltd.* ....................           8,500        $    46,155
Adaptec, Inc.* ............................           9,260             40,837
FEI Co.* ..................................           2,600             37,570
ESS Technologies, Inc.* ...................           4,600             28,290
Ase Test, Ltd.* ...........................           7,300             25,769
AVX Corp. .................................           2,000             17,320
International Rectifier
  Corp.* ..................................           1,030             16,090
Asyst Technologies, Inc.* .................           2,600             15,704
Axcelis Technology, Inc.* .................           2,380             11,614
Charter Semiconductor
  Rights* .................................           6,240                250
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $20,999,325)                                                20,590,270
                                                                   -----------



                                                                        MARKET
                                                       FACE              VALUE
                                                     AMOUNT           (NOTE 1)
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 2.3%
Repurchase Agreement (Note 2):
  1.85% due 10/01/02 ......................     $   159,964        $   159,964
  1.83% due 10/01/02 ......................         159,964            159,964
  1.75% due 10/01/02 ......................         159,964            159,964
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $479,892)                                                      479,892
                                                                   -----------
TOTAL INVESTMENTS 100%
  (Cost $21,479,217)                                               $21,070,162
                                                                   ===========

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 11

ENERGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) September 30, 2002
--------------------------------------------------------------------------------


                                                                        MARKET
                                                                         VALUE
                                                    SHARES            (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS  97.9%
Exxon Mobil Corp. .........................        104,734         $3,341,015
ChevronTexaco Corp. .......................         33,674          2,331,925
Total Fina Elf SA .........................         12,200            803,370
Royal Dutch Petroleum
  Co. .....................................         19,800            795,366
Shell Transport & Trading
  Co. .....................................         22,200            792,984
BP Amoco, Plc. ............................         19,500            778,050
Schlumberger, Ltd. ........................         14,230            547,286
ConocoPhillips ............................         11,634            537,956
Repsol YPF SA .............................         34,900            418,102
Occidental Petroleum
  Corp. ...................................         12,720            360,994
Anardarko Petroleum
  Corp. ...................................          7,347            327,235
Burlington Resources,
  Inc. ....................................          8,259            316,815
Unocal Corp. ..............................          9,660            303,228
Marathon Oil Corp.                                  12,559            284,838
Transocean Sedco Forex,
  Inc .....................................         13,563            282,110
Amerada Hess Corp. ........................          4,048            274,778
Murphy Oil Corp. ..........................          2,882            236,526
Kinder Morgan, Inc. .......................          6,500            230,425
Noble Corp.* ..............................          7,379            228,749
GlobalSantaFe Corp. .......................         10,100            225,735
Diamond Offshore
  Drilling, Inc. ..........................         10,300            205,485
Seacor Smit, Inc.* ........................          4,800            196,752
Sunoco, Inc. ..............................          6,500            196,040
Valero Energy Corp. .......................          7,400            195,878
Houston Exploration
  Co.* ....................................          5,800            180,670
Encana Corp. ..............................          6,000            180,600
Ashland, Inc. .............................          6,200            166,098
Newfield Exploration
  Co.* ....................................          4,800            161,232
ENI-Ente Nazionale
  Idrocarburi SpA .........................          2,300            157,849
Offshore Logistics, Inc.* .................          7,900            141,884


                                                                        MARKET
                                                                         VALUE
                                                    SHARES            (NOTE 1)
------------------------------------------------------------------------------
Arch Coal, Inc. ...........................          7,400        $   122,470
EOG Resources, Inc. .......................          3,300            118,668
Pogo Producing Co. ........................          3,400            115,804
Teekay Shipping Corp. .....................          4,000            114,000
Atwood Oceanics, Inc.* ....................          3,600            105,300
W-H Energy Services,
  Inc.* ...................................          5,900            102,070
Gulf Island Fabrication,
  Inc.* ...................................          8,200             96,432
Ocean Energy, Inc. ........................          3,600             71,820
Stone Energy Corp.* .......................          2,200             71,500
Lone Star Technologies,
  Inc.* ...................................          4,500             53,325
Apache Corp. ..............................            847             50,354
Newpark Resources,
  Inc.* ...................................         10,400             41,184
Pride International, Inc.* ................          2,200             28,600
Grant Prideco, Inc.* ......................          2,200             18,788
Western Gas Resources,
  Inc. ....................................            600             18,750
Horizon Offshore, Inc.* ...................          3,400             14,317
Kerr-McGee Corp. ..........................            200              8,688
Veritas DGC, Inc.* ........................            600              6,486
Input/Output, Inc.* .......................            761              3,645
Tom Brown, Inc.* ..........................            100              2,290
                                                                  -----------
TOTAL COMMON STOCKS
  (Cost $16,170,987)                                               16,364,466
                                                                  -----------
                                                     FACE
                                                   AMOUNT
                                                   ------
REPURCHASE AGREEMENTS 2.1%
Repurchase Agreement (Note 2):
  1.85% due 10/01/02 ......................    $   118,783            118,783
  1.83% due 10/01/02 ......................        118,783            118,783
  1.75% due 10/01/02 ......................        118,783            118,783
                                                                  -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $356,349)                                                     356,349
                                                                  -----------
TOTAL INVESTMENTS 100%
  (Cost $16,527,336)                                              $16,720,815
                                                                  ===========

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

12

ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) September 30, 2002
--------------------------------------------------------------------------------


                                                                        MARKET
                                                                         VALUE
                                                    SHARES            (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS  98.2%
Schlumberger, Ltd. ........................         59,134        $ 2,274,294
Baker Hughes, Inc. ........................         41,453          1,203,381
Transocean Sedco Forex,
  Inc. ....................................         53,457          1,111,906
Nabors Industries, Ltd.* ..................         26,252            859,753
Halliburton Co. ...........................         65,925            851,092
Noble Corp.* ..............................         20,589            638,259
BJ Services Co.* ..........................         24,266            630,915
Weatherford
  International, Ltd.* ....................         16,400            609,096
Ensco International, Inc. .................         17,484            437,799
Tidewater, Inc. ...........................         14,113            380,910
Smith International, Inc.* ................         12,166            356,585
Cooper Cameron Corp.* .....................          8,488            354,459
Pride International, Inc.* ................         23,633            307,229
National-Oilwell, Inc.* ...................         15,327            297,037
Rowan Companies, Inc. .....................         15,753            293,636
Grant Prideco, Inc.* ......................         29,389            250,982
Helmerich & Payne, Inc. ...................          6,483            221,913
Seacor Smit, Inc.* ........................          5,293            216,960
Atwood Oceanics, Inc.* ....................          7,000            204,750
Patterson-Uti Energy,
  Inc.* ...................................          7,900            201,529
Lone Star Technologies,
  Inc.* ...................................         12,700            150,495
Veritas DGC, Inc.*                                  11,485            124,153
Hanover Compressor
  Co.* ....................................         12,011             99,691
Varco International, Inc.* ................          4,744             80,268
GlobalSantaFe Corp. .......................          3,500             78,225
Offshore Logistics, Inc.* .................          4,198             75,396
Cal Dive International,
  Inc.* ...................................          3,500             70,560

                                                                        MARKET
                                                                         VALUE
                                                    SHARES            (NOTE 1)
------------------------------------------------------------------------------
Diamond Offshore
  Drilling, Inc. ..........................          3,500        $    69,825
Horizon Offshore, Inc.* ...................         14,500             61,059
Dril-Quip, Inc.* ..........................          3,100             52,235
W-H Energy Services,
  Inc.* ...................................          2,752             47,610
FMC Technologies, Inc.* ...................          2,700             45,252
Universal Compression
  Holdings, Inc.* .........................          1,680             27,216
Maverick Tub Corp.* .......................          2,800             24,836
Input/Output, Inc.* .......................          4,468             21,402
Oceaneering
  International, Inc.* ....................            800             20,360
Willbros Group, Inc.* .....................          1,300             13,494
Gulf Island Fabrication,
  Inc.* ...................................          1,000             11,760
Tetra Technologies, Inc.* .................            200              4,030
                                                                  -----------
TOTAL COMMON STOCKS
  (Cost $10,291,662)                                               12,780,352
                                                                  -----------
                                                     FACE
                                                   AMOUNT
                                                   ------
REPURCHASE AGREEMENTS 1.8%
Repurchase Agreement (Note 2):
  1.85% due 10/01/02 ......................    $    78,563             78,563
  1.83% due 10/01/02 ......................         78,563             78,563
  1.75% due 10/01/02 ......................         78,563             78,563
                                                                  -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $235,689)                                                     235,689
                                                                  -----------
TOTAL INVESTMENTS 100%
  (Cost $10,527,351)                                              $13,016,041
                                                                  ===========

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 13

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) September 30, 2002
--------------------------------------------------------------------------------


                                                                        MARKET
                                                                         VALUE
                                                     SHARES           (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS  97.1%
American International
  Group ...................................           45,916       $2,511,609
Bank of America Corp. .....................           34,996        2,232,745
Citigroup, Inc. ...........................           57,893        1,716,527
Wells Fargo & Co. .........................           26,897        1,295,359
Wachovia Corp. ............................           37,492        1,225,613
Freddie Mac ...............................           19,720        1,102,348
Fannie Mae ................................           18,114        1,078,508
US Bancorp ................................           55,731        1,035,482
JP Morgan Chase & Co. .....................           45,636          866,628
Morgan Stanley ............................           24,864          842,392
American Express Co. ......................           25,264          787,731
Prudential Financial,
  Inc.* ...................................           24,500          699,720
National City Corp. .......................           24,300          693,279
State Street Corp. ........................           15,480          598,147
MBNA Corp. ................................           32,481          597,001
Lehman Brothers
  Holdings, Inc. ..........................           11,600          568,980
Keycorp ...................................           22,500          561,825
Equity Office Properties
   Trust ..................................           21,080          544,286
Bank One Corp. ............................           14,061          525,881
Hartford Financial
  Services Group, Inc. ....................           12,503          512,623
Chubb Corp. ...............................            9,000          493,470
Comerica, Inc. ............................           10,000          482,200
The Bear Stearns Cos.,
  Inc. ....................................            8,000          451,200
Union Planters Corp. ......................           16,400          450,344
Golden State Bancorp ......................           13,808          446,275
UnumProvident Corp. .......................           21,430          436,100
Fidelity National
  Financial, Inc. .........................           14,197          407,880
Compass Bancshares, Inc. ..................           13,700          405,931
Household International,
  Inc. ....................................           13,859          392,348
Bank Of Hawaii Corp. ......................           14,050          391,995
Associated Banc Corp. .....................           12,164          385,964
Sovereign Bancorp, Inc. ...................           29,800          384,420
Ohio Casualty Corp.* ......................           23,221          378,038





                                                                       MARKET
                                                                        VALUE
                                                      SHARES         (NOTE 1)
------------------------------------------------------------------------------
Fifth Third Bancorp .......................            6,120       $  374,728
Colonial Bancgroup, Inc. ..................           29,600          367,040
Webster Financial Corp. ...................           10,679          358,601
The PMI Group, Inc. .......................           12,900          351,009
SEI Investments Co. .......................           14,300          341,484
IndyMac Bancorp, Inc.* ....................           17,653          340,173
Radian Group, Inc. ........................           10,280          335,745
American Financial
  Group, Inc. .............................           14,400          331,488
Mony Group, Inc. ..........................           13,100          323,177
Roslyn Bancorp, Inc. ......................           18,438          321,006
Astoria Financial Corp. ...................           13,023          317,761
Eaton Vance Corp. .........................           11,300          312,332
MGIC Investment Corp. .....................            7,500          306,225
Travelers Property
  Casualty Corp.--B* ......................           19,929          269,635
Merrill Lynch & Co., Inc. .................            7,168          236,186
Capital One Financial
  Corp ....................................            6,480          226,282
Americredit  Corp.* .......................           26,300          212,241
T. Rowe Price Group,
  Inc. ....................................            8,242          205,720
Allstate Corp. ............................            4,179          148,563
Equity Residential
  Properties Trust ........................            5,700          136,458
Arthur J. Gallagher & Co. .................            5,300          130,645
Marsh & McLennan Cos.,
  Inc. ....................................            3,036          126,419
Countrywide Credit
  Industries, Inc. ........................            2,500          117,875
FleetBoston Financial
  Corp. ...................................            5,030          102,260
Bank of New York Co.,
  Inc. ....................................            3,390           97,429
Investment Technology
  Group, Inc.* ............................            2,600           76,076
SLM Corp. .................................              800           74,512
Franklin Resources, Inc. ..................            1,800           55,980
Plum Creek Timber Co.,
  Inc. ....................................            1,600           36,176
                                                                   ----------
TOTAL COMMON STOCKS
  (Cost $29,946,205)                                               32,136,075
                                                                   ==========

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

14


FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED) September 30, 2002
--------------------------------------------------------------------------------


                                                                        MARKET
                                                     FACE                VALUE
                                                    AMOUNT            (NOTE 1)
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  2.9%
Repurchase Agreement (Note 2):
  1.85% due 10/01/02                               $323,809       $   323,809
  1.83% due 10/01/02                                323,809           323,809
  1.75% due 10/01/02                                323,809           323,809
                                                                  -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $971,427)                                                     971,427
                                                                   ----------
TOTAL INVESTMENTS 100%
  (Cost $30,917,632)                                              $33,107,502
                                                                  ===========


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 15

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) September 30, 2002
--------------------------------------------------------------------------------


                                                                        MARKET
                                                                         VALUE
                                                    SHARES            (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS  97.9%
Pfizer, Inc. ..............................          238,179       $6,911,954
Johnson & Johnson .........................          115,610        6,252,189
Merck & Co., Inc. .........................           81,798        3,738,987
Abbott Laboratories .......................           54,783        2,213,233
Bristol-Myers Squibb Co. ..................           91,388        2,175,034
Eli Lilly & Co. ...........................           39,303        2,175,028
Amgen, Inc.* ..............................           44,027        1,835,926
Pharmacia Corp. ...........................           46,060        1,790,813
Medtronic, Inc. ...........................           38,614        1,626,422
Wyeth .....................................           46,027        1,463,659
Schering-Plough Corp. .....................           61,994        1,321,712
UnitedHealth Group, Inc. ..................           14,282        1,245,676
Tenet Healthcare Corp.* ...................           21,961        1,087,069
HCA, Inc. .................................           21,793        1,037,565
Cardinal Health, Inc. .....................           13,529          841,504
Becton Dickinson & Co. ....................           22,600          641,840
Mylan Laboratories ........................           17,000          556,580
Hillenbrand  Industries,
  Inc. ....................................            9,200          499,560
WellPoint Health
  Networks* ...............................            6,772          496,388
Guidant Corp.* ............................           15,333          495,409
Bausch & Lomb, Inc. .......................           14,900          494,233
Biogen, Inc.* .............................           16,800          491,736
Beckman Coulter, Inc. .....................           12,365          478,525
IVAX Corp.* ...............................           38,075          467,180
Idexx Laboratories, Inc.* .................           14,900          461,125
Barr Laboratories, Inc.* ..................            7,400          460,946
Perrigo Corp.* ............................           42,700          453,901
Baxter International, Inc. ................           14,606          446,213
Medimmune, Inc.* ..........................           21,300          444,531
Apogent Technologies,
  Inc.* ...................................           23,400          436,644
St. Jude Medical, Inc.* ...................           12,000          428,400
Alcon, Inc.* ..............................           11,000          426,250
Conmed Corp.* .............................           21,100          425,165
Mentor  Corp. .............................           13,300          424,004
Genzyme Corp.--
  General Division* .......................           18,900          389,529
Pharmaceutical
  Resources, Inc.* ........................           13,500          377,730
Allergan, Inc. ............................            6,800          369,920
Bio-Rad Laboratories,
  Inc.* ...................................            9,200          346,472


                                                                        MARKET
                                                                         VALUE
                                                    SHARES            (NOTE 1)
------------------------------------------------------------------------------
Anthem, Inc.* .............................            4,728       $  307,320
Ocular Sciences, Inc.* ....................           11,200          261,632
Boston Scientific Corp.* ..................            8,200          258,792
C.R. Bard, Inc. ...........................            4,700          256,761
Sybron Dental Specialties,
  Inc.* ...................................           18,100          253,219
Affymetrix, Inc.* .........................           11,100          230,880
Cigna Corp. ...............................            2,280          161,310
Quest Diagnostics, Inc.* ..................            2,200          135,366
Diagnostic Products
  Corp. ...................................            2,600          119,600
ICN Pharmaceuticals, Inc. .................           13,100          118,686
Health Management
  Associates, Inc.* .......................            5,840          118,085
Protein Design Labs,
  Inc.* ...................................           13,200          109,560
Forest Laboratories, Inc.* ................            1,308          107,269
Aventis SA ................................            2,000          105,100
Stryker Corp.* ............................            1,523           87,725
Express Scripts, Inc.* ....................            1,600           87,232
Abgenix, Inc.* ............................           11,800           76,582
Lincare Holdings, Inc.* ...................            2,420           75,117
ICU Medical, Inc.* ........................            2,000           73,040
Invacare Corp. ............................            1,950           66,787
Idec Pharmaceuticals
  Corp.* ..................................            1,500           62,280
OSI Pharmaceuticals,
  Inc.* ...................................            3,500           59,395
AmerisourceBergen
  Corp. ...................................              800           57,136
Aetna, Inc. ...............................            1,160           41,540
Triad Hospitals, Inc.* ....................            1,000           37,950
McKesson Corp. ............................            1,333           37,764
Accredo Health, Inc.* .....................              600           28,594
Mid Atlantic Medical
  Services, Inc.* .........................              500           18,100
First Health Group
  Corp.* ..................................              400           10,848
Oxford Health Plans,
  Inc.* ...................................              100            3,894
King Pharmaceuticals,
  Inc.* ...................................              200            3,634
                                                                   ----------
TOTAL COMMON STOCKS
  (Cost $45,784,175) ......................                        49,600,250
                                                                   ----------


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

16

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED) September 30, 2002
--------------------------------------------------------------------------------

                                                                     MARKET
                                                           FACE       VALUE
                                                         AMOUNT    (NOTE 1)
---------------------------------------------------------------------------

REPURCHASE AGREEMENTS  2.1%
Repurchase Agreement (Note 2):
  1.85% due 10/01/02                                $350,674   $   350,674
  1.83% due 10/01/02                                 350,674       350,674
  1.75% due 10/01/02                                 350,674       350,674
                                                               -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,052,022)                                              1,052,022
                                                               -----------
TOTAL INVESTMENTS 100%
  (Cost $46,836,197)                                           $50,652,272
                                                               ===========


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 17

INTERNET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) September 30, 2002
--------------------------------------------------------------------------------


                                                                        MARKET
                                                                         VALUE
                                                    SHARES            (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS  97.9%
AOL Time Warner, Inc.* ....................          14,104        $  165,017
Cisco Systems, Inc.* ......................          15,455           161,968
Qualcomm, Inc.* ...........................           5,400           149,148
eBay, Inc.* ...............................           1,819            96,061
Intuit, Inc.* .............................           1,700            77,401
Amazon.com, Inc.* .........................           3,790            60,375
Sun Microsystems, Inc.* ...................          22,682            58,746
Symantec Corp.* ...........................           1,700            57,171
Yahoo, Inc.* ..............................           5,070            48,520
Check Point Software
  Technologies, Ltd.* .....................           3,248            44,628
Hotels.com* ...............................             860            43,499
Broadcom Corp.* ...........................           3,657            39,057
Qwest Communications
  International* ..........................          14,632            33,361
E*Trade Group, Inc.* ......................           7,460            33,197
Siebel Systems, Inc.* .....................           5,320            30,590
BEA Systems, Inc.* ........................           4,915            25,460
Overture Services, Inc.* ..................             920            21,684
Juniper Networks, Inc.* ...................           4,327            20,770
Network Associates, Inc.* .................           1,890            20,091
WebMD Corp.* ..............................           3,630            18,331
VeriSign, Inc.* ...........................           2,874            14,514
Tibco Software, Inc.* .....................           3,013            11,299
CIENA Corp.* ..............................           3,450            10,246
Red Hat, Inc.* ............................           1,930             9,167
Internet Security
  Systems, Inc.* ..........................             720             8,870
Earthlink, Inc.* ..........................           1,510             8,063
Ticketmaster Online--
  City--Class B* ..........................             500             7,625
Checkfree Corp.* ..........................             668             7,602
Macromedia, Inc.* .........................             970             7,498
DoubleClick, Inc.* ........................           1,315             6,759
Palm, Inc.* ...............................           8,860             6,556
Foundry Networks, Inc.* ...................           1,190             6,521
Drugstore.Com Inc.* .......................           3,170             5,231
Ariba, Inc.* ..............................           3,360             4,502
Paychex, Inc. .............................             150             3,648



                                                                        MARKET
                                                                         VALUE
                                                    SHARES            (NOTE 1)
------------------------------------------------------------------------------
Redback Networks Inc.* ....................          11,670        $    3,618
RSA Security, Inc.* .......................           1,030             3,461
Centra Software Inc* ......................           2,720             3,397
RealNetworks, Inc.* .......................             916             3,307
Ulticom, Inc.* ............................             570             3,152
Raidance Communications,
  Inc* ....................................           1,020             3,152
E.Piphany, Inc.* ..........................             710             2,556
Parametric Technology
  Corp.* ..................................           1,320             2,376
Oracle Corp.* .............................             300             2,358
Espeed, Inc. - Class A* ...................             230             2,337
Liberate Technologies* ....................           1,480             2,309
CNET Networks, Inc.* ......................           2,010             2,211
Sonicwall, Inc.* ..........................             760             2,090
Safeguard Scientifics,
  Inc.* ...................................           1,790             1,987
S1 Corp.* .................................             370             1,983
Freemarkets, Inc.* ........................             360             1,786
Digital River, Inc.* ......................             230             1,764
webMethods, Inc.* .........................             360             1,739
ITXC Corp.* ...............................             600             1,488
Veritas Software Corp.* ...................             100             1,471
F5 Networks, Inc.* ........................             180             1,359
                                                                   ----------
TOTAL COMMON STOCKS
  (Cost $1,339,583)                                                 1,373,077
                                                                   ----------
                                                       FACE
                                                     AMOUNT
                                                     ------
REPURCHASE AGREEMENTS 2.1%
Repurchase Agreement (Note 2):
  1.85% due 10/01/02 ......................      $    9,689             9,689
  1.83% due 10/01/02 ......................           9,689             9,689
  1.75% due 10/01/02 ......................           9,689             9,689
                                                                   ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $29,067)                                                       29,067
                                                                   ----------
TOTAL INVESTMENTS 100%
  (Cost $1,368,650)                                                $1,402,144
                                                                   ==========

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

18

LEISURE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) September 30, 2002
--------------------------------------------------------------------------------


                                                                        MARKET
                                                                         VALUE
                                                      SHARES           (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS  97.0%
McDonald's Corp. ..........................           25,800        $  455,628
Harley-Davidson, Inc. .....................            5,498           255,382
Electronic Arts, Inc.* ....................            2,772           182,841
Mattel, Inc. ..............................            8,534           153,697
Yum! Brands, Inc.* ........................            5,530           153,236
Carnival Corp. ............................            5,589           140,284
Harrahs Entertainment,
  Inc.* ...................................            2,840           136,916
Starbucks Corp.* ..........................            6,280           129,745
Eastman Kodak Co. .........................            4,370           119,039
Wendy's International,
  Inc. ....................................            3,210           106,283
International Game
  Technology* .............................            1,382            95,552
Hilton Hotels Corp. .......................            7,590            86,374
Marriott International,
  Inc. ....................................            2,626            76,128
Starwood Hotels & Resorts
  Worldwide, Inc. .........................            2,796            62,351
Papa John's International,
  Inc.* ...................................            1,840            53,599
Sonic Corp.* ..............................            2,235            51,629
Park Place Entertainment
  Corp.* ..................................            6,460            51,357
Gtech Holdings Corp.* .....................            2,020            50,136
MGM Mirage* ...............................            1,328            49,534
Royal Caribbean Cruises,
  Ltd. ....................................            3,058            48,683
Polaris Industries, Inc. ..................              736            45,632
Aztar Corp.* ..............................            3,200            42,272
Brinker International,
  Inc.* ...................................            1,590            41,181
Darden Restaurants, Inc. ..................            1,680            40,723
Mandalay Resort Group* ....................            1,210            40,596
CBRL Group, Inc. ..........................            1,520            34,686
Outback Steakhouse,
  Inc.* ...................................            1,250            34,350
Jack In The Box, Inc.* ....................            1,480            33,744
Brunswick Corp. ...........................            1,590            33,454
Bob Evans Farms ...........................            1,240            29,388
Activision, Inc.* .........................            1,191            28,501
CEC Entertainment, Inc.* ..................              830            28,311
Ryan's Family Steak
  House, Inc.* ............................            1,860            22,636




                                                                        MARKET
                                                                         VALUE
                                                      SHARES           (NOTE 1)
------------------------------------------------------------------------------
Winnebago Industries,
  Inc. ....................................              450        $   17,789
Applebee's International,
  Inc. ....................................              760            16,659
THQ, Inc.* ................................              783            16,286
Bally's Health & Tennis
  Corp.* ..................................            1,628            16,133
Callaway Golf Co. .........................            1,470            15,288
Nautilus Group, Inc.* .....................              754            14,703
Jakks Pacific, Inc.* ......................            1,250            13,899
Ruby Tuesday, Inc. ........................              690            12,958
Lone Star Steakhouse
  Saloon, Inc. ............................              600            12,594
Station Casinos, Inc.* ....................              700            11,907
Six Flags, Inc.* ..........................            3,130            11,018
Harman International
  Industries, Inc. ........................              205            10,609
Extended Stay America,
  Inc.* ...................................              710             9,018
Arctic Cat, Inc. ..........................              600             8,376
Cablevision Sys Corp-
  Class A* ................................              770             6,976
Charter Communications
  Inc--Class A* ...........................            2,310             4,297
Gemstar-TV Guide
  International, Inc.* ....................            1,530             3,856
                                                                    ----------
TOTAL COMMON STOCKS
  (Cost $2,822,667)                                                  3,116,234
                                                                    ----------
                                                        FACE
                                                      AMOUNT
                                                      ------
REPURCHASE AGREEMENTS 3.0%
Repurchase Agreement (Note 2):
  1.85% due 10/01/02 ......................       $   32,112            32,112
  1.83% due 10/01/02 ......................           32,112            32,112
  1.75% due 10/01/02 ......................           32,112            32,112
                                                                    ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $96,336) ..........................                             96,336
                                                                    ----------
TOTAL INVESTMENTS 100%
  (Cost $2,919,003)                                                 $3,212,570
                                                                    ==========

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 19

PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) September 30, 2002
--------------------------------------------------------------------------------


                                                                       MARKET
                                                                        VALUE
                                                     SHARES           (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS  97.9%
Newmont Mining Corp. ......................         529,276        $14,560,383
Barrick Gold Corp. ........................         741,955         11,537,400
Gold Fields, Ltd. .........................         509,805          6,525,504
Agnico-Eagle Mines, Ltd. ..................         222,359          3,559,968
Anglogold, Ltd. ...........................         133,051          3,545,809
Harmony Gold Mining
  Co., Ltd. ...............................         222,668          3,484,754
Meridian Gold, Inc.* ......................         190,221          3,481,044
Goldcorp, Inc. ............................         310,740          3,427,462
Glamis Gold, Ltd.* ........................         363,002          3,357,769
Placer Dome, Inc. .........................         349,595          3,191,802
Apex Silver Mines, Ltd.* ..................         228,088          3,159,019
Buenaventura SA ...........................         134,800          2,884,720
Freeport-McMoran
  Copper & Gold, Inc.* ....................         211,549          2,847,450
Anglo American Plc ........................         175,749          2,214,437
BHP Billiton, Ltd. ........................         180,720          1,762,020
Ashanti Goldfields
  Co., Ltd.* ..............................          59,550            338,244
Hecla Mining Co* ..........................          90,680            323,728
Inco, Ltd.* ...............................          17,060            273,984
Pan American Silver
  Corp.* ..................................          40,860            251,248
Stillwater Mining Co.* ....................          21,391            128,346
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $52,443,066)                                                70,855,091
                                                                   -----------


                                                                        MARKET
                                                       FACE              VALUE
                                                     AMOUNT           (NOTE 1)
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 2.1%
Repurchase Agreement (Note 2):
  1.85% due 10/01/02 ......................     $   513,460        $   513,460
  1.83% due 10/01/02 ......................         513,460            513,460
  1.75% due 10/01/02 ......................         513,460            513,460
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,540,380)                                                  1,540,380
                                                                   -----------
TOTAL INVESTMENTS 100%
  (Cost $53,983,446)                                               $72,395,471
                                                                   ===========

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

RETAILING FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) September 30, 2002
--------------------------------------------------------------------------------


                                                                        MARKET
                                                                         VALUE
                                                      SHARES           (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS  93.4%
Wal-Mart Stores, Inc. .....................          79,998        $ 3,939,101
Home Depot, Inc. ..........................          68,188          1,779,707
Cardinal Health, Inc. .....................          13,900            864,580
Lowe's Co. ................................          18,284            756,958
Walgreen Co. ..............................          23,421            720,430
Sears, Roebuck & Co. ......................          15,857            618,423
Target Corp. ..............................          20,563            607,020
Costco Wholesale Corp.* ...................          18,255            590,914
Kohls Corp.* ..............................           9,039            549,661
CVS Corp. .................................          11,845            300,271
Autozone, Inc.* ...........................           3,800            299,668
Claire's Stores, Inc. .....................          13,700            298,660
Limited Brands ............................          20,172            289,266
TJX Cos., Inc. ............................          16,984            288,728
Petsmart, Inc.* ...........................          16,200            288,522
The Gap, Inc. .............................          25,400            275,590
McKesson Corp. ............................           8,300            235,139
AmerisourceBergen
  Corp. ...................................           3,200            228,544
Neiman-Marcus Group,
  Inc.* ...................................           8,200            215,250
Office Depot, Inc.* .......................          16,500            203,610
Federated Department
  Stores* .................................           6,800            200,192
Williams-Sonoma, Inc.* ....................           8,400            198,492
Pier 1 Imports, Inc. ......................           9,900            188,793
Nordstrom, Inc. ...........................          10,500            188,370
Dollar Tree Stores, Inc.* .................           8,500            187,340
Amazon.com, Inc.* .........................          11,600            184,788
Payless Shoesource, Inc.* .................           3,300            178,233
CDW Computer
  Centers, Inc.* ..........................           4,150            175,794
Abercrombie & Fitch
  Co.* ....................................           8,800            173,096
Sherwin-Williams Co. ......................           7,200            170,496
Staples, Inc.* ............................          13,000            166,270
Family Dollar Stores ......................           5,225            140,448
Michaels Stores, Inc.* ....................           2,600            118,820



                                                                       MARKET
                                                                        VALUE
                                                     SHARES           (NOTE 1)
------------------------------------------------------------------------------
Best Buy Co., Inc.* .......................           5,319        $   118,667
99 Cents Only Stores* .....................           5,100            105,570
Dollar General Corp. ......................           7,600            101,992
Foot Locker, Inc.* ........................           9,600             95,904
Bed Bath & Beyond, Inc.* ..................           2,800             91,196
Rite Aid Corp.* ...........................          30,500             64,050
Chico's Fashion, Inc.* ....................           3,600             57,348
AnnTaylor Stores Corp.* ...................           1,500             34,545
Pacific Sunwear of
  California, Inc.* .......................           1,400             28,505
Duane Reade, Inc.* ........................           1,600             25,600
Priority Healthcare
  Corp.* ..................................           1,000             25,200
Factory 2-U Stores, Inc.* .................          12,300             23,862
Insight Enterprises, Inc.* ................           2,300             23,345
Talbots, Inc. .............................             800             22,400
BJ's Wholesale Club,
  Inc.* ...................................           1,069             20,322
Officemax, Inc.* ..........................           4,600             18,768
Ross Stores, Inc. .........................             497             17,713
Linens `n Things, Inc.* ...................             900             16,533
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $15,638,117)                                                16,512,694
                                                                   -----------
                                                      FACE
                                                    AMOUNT
                                                    ------
REPURCHASE AGREEMENTS 6.6%
Repurchase Agreement (Note 2):
  1.85% due 10/01/02 ......................     $   388,787            388,787
  1.83% due 10/01/02 ......................         388,787            388,787
  1.75% due 10/01/02 ......................         388,787            388,787
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,166,361)                                                  1,166,361
                                                                   -----------
TOTAL INVESTMENTS 100%
  (Cost $16,804,478)                                               $17,679,055
                                                                   ===========

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 21

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) September 30, 2002
--------------------------------------------------------------------------------

                                                                       MARKET
                                                                        VALUE
                                                     SHARES           (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS  97.1%
Microsoft Corp.* ..........................           37,427       $1,635,186
International Business
  Machines Corp. ..........................           24,446        1,427,402
Intel Corp. ...............................           99,161        1,377,346
Cisco Systems, Inc.* ......................          105,428        1,104,885
Dell Computer Corp.* ......................           35,676          839,100
AOL Time Warner, Inc.* ....................           70,600          826,020
Oracle Corp.* .............................           85,449          671,629
Hewlett-Packard Co. .......................           55,682          649,809
Texas Instruments, Inc. ...................           28,358          418,848
First Data Corp. ..........................           10,500          293,475
Qualcomm, Inc.* ...........................            9,793          270,483
Motorola, Inc. ............................           25,518          259,773
Applied Materials, Inc.* ..................           21,640          249,942
Paychex, Inc. .............................            9,400          228,608
eBay, Inc.* ...............................            4,280          226,027
Intergraph Corp.* .........................           13,100          223,879
STMicroelectronics NV .....................           13,331          180,368
Arrow Electronics, Inc.* ..................           13,000          164,190
EMC Corp./
  Massachusetts* ..........................           35,915          164,132
Intuit, Inc.* .............................            3,500          159,355
Ticketmaster Online--
  City--Class B* ..........................           10,400          158,600
Affiliated Computer
  Services, Inc.--
  Class A* ................................            3,500          148,925
Agilent Technologies,
  Inc.* ...................................           10,780          140,787
Sanmina Corp.* ............................           50,000          138,500
Computer Sciences
  Corp.* ..................................            4,860          135,059
Automatic Data
  Processing, Inc. ........................            3,769          131,048
Electronic Data Systems
  Corp. ...................................            9,320          130,294
Micron Technology, Inc.*                               9,790          121,102
Kla - Tencor Corp.* .......................            4,300          120,142
Sun Microsystems, Inc.* ...................           45,166          116,980
Amazon.com, Inc.* .........................            6,600          105,138
Veritas Software Corp.* ...................            6,800          100,028
Lexmark International
  Group, Inc.--Class A* ...................            2,100           98,700
Yahoo, Inc.* ..............................           10,300           98,571


                                                                       MARKET
                                                                        VALUE
                                                     SHARES           (NOTE 1)
------------------------------------------------------------------------------
Symantec Corp.* ...........................            2,870       $   96,518
BMC Software, Inc.* .......................            6,900           90,183
Reynolds & Reynolds
  Co.--Class A ............................            3,900           87,516
Adobe Systems, Inc. .......................            4,520           86,332
Coherent, Inc.* ...........................            4,300           78,475
Tektronix, Inc.* ..........................            4,400           72,292
Peoplesoft, Inc.* .........................            5,643           69,804
Maxim Integrated
  Products, Inc.* .........................            2,800           69,328
Fair Isaac & Co., Inc. ....................            2,100           68,670
Vishay Intertech, Inc.* ...................            7,200           63,360
Altera Corp.* .............................            7,300           63,291
Kulicke & Soffa Industries,
  Inc.* ...................................           20,800           62,400
Analog Devices, Inc.* .....................            3,150           62,055
KPMG Consulting, Inc. .....................            9,600           62,016
Accenture Ltd.--
  Class A* ................................            4,300           61,404
Allen Telcom, Inc.* .......................           10,943           58,436
American Power
  Conversion Corp.* .......................            6,100           58,316
Solectron Corp.* ..........................           27,100           57,181
SunGard Data Systems,
  Inc.* ...................................            2,790           54,265
Check Point Software
  Technologies, Ltd.* .....................            3,900           53,586
Electronic Arts, Inc.* ....................              800           52,768
Jabil Circuit, Inc.* ......................            3,500           51,730
Intersil Corp.* ...........................            3,900           50,544
Overture Services, Inc.* ..................            2,000           47,140
Siebel Systems, Inc.* .....................            8,100           46,575
Xilinx, Inc.* .............................            2,890           45,772
Hotels.com* ...............................              900           45,522
National Semiconductor
  Corp.* ..................................            3,700           44,178
Activision, Inc.* .........................            1,800           43,074
Compuware Corp.* ..........................           14,100           43,005
CACI International, Inc.* .................            1,200           42,540
United Micro Electronics
  Corp.* ..................................           11,800           41,654
Conexant Systems, Inc.* ...................           36,300           40,293
Avnet, Inc. ...............................            3,700           39,923
Plexus Corp.* .............................            4,300           39,775


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

22

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED) September 30, 2002
--------------------------------------------------------------------------------


                                                                       MARKET
                                                                        VALUE
                                                     SHARES           (NOTE 1)
------------------------------------------------------------------------------
Microchip Technology,
  Inc.* ...................................            1,840        $    37,628
Flir Systems, Inc.* .......................            1,000             34,850
Take 2 Interactive
  Software, Inc.* .........................            1,200             34,800
Ericsson Sp ADR* ..........................           93,700             33,732
Storage Tehnology Corp.* ..................            3,200             33,632
Aspect Communications
  Corp.* ..................................           22,640             33,281
Semtech Corp.* ............................            3,400             32,980
QLogic Corp.* .............................            1,200             31,248
Fiserv, Inc.* .............................            1,100             30,888
Flextronics International,
  Ltd.* ...................................            4,300             29,980
Broadcom Corp.* ...........................            2,790             29,797
Nvidia Corp.* .............................            3,300             28,248
Novellus Systems, Inc.* ...................            1,300             27,053
Riverstone Networks,
  Inc.* ...................................           51,600             26,316
Fairchild Semiconductor
  International, Inc.* ....................            2,700             25,569
Applied Micro Circuits
  Corp.* ..................................            8,800             25,168
Redback Networks, Inc.* ...................           76,000             23,560
Expedia, Inc. - Class A* ..................              460             23,299
Macromedia, Inc.* .........................            3,000             23,190
Utstarcom, Inc.* ..........................            1,500             22,905
MSC.Software Corp.* .......................            2,600             22,152
Brocade Communications
  Systems, Inc.* ..........................            2,900             21,837
Parametric Technology
  Corp.* ..................................           11,900             21,420
Lucent Technologies,
  Inc.* ...................................           26,900             20,444
Linear Technology Corp. ...................              978             20,264
Computer Associates
  International, Inc. .....................            2,100             20,160




                                                                      MARKET
                                                                       VALUE
                                                    SHARES           (NOTE 1)
-----------------------------------------------------------------------------
Kronos, Inc.* .............................              800        $    19,704
Emulex Corp* ..............................            1,700             19,142
Polycom, Inc.* ............................            2,600             17,654
Celestica, Inc.* ..........................            1,300             17,030
Silicon Laboratories,
  Inc.* ...................................              900             16,497
Juniper Networks, Inc.* ...................            3,400             16,320
PMC--Sierra, Inc.* ........................            4,000             15,520
Tellabs, Inc.* ............................            3,700             15,060
Alloy Online, Inc.* .......................            1,800             14,958
AVX Corp. .................................            1,700             14,722
Alcatel Alsthom SA ........................            6,100             14,213
Chartered Semiconductor
  Manufacturing, Ltd.* ....................            2,600             14,118
J D Edwards & Co.* ........................            1,500             13,875
LTX Corp.* ................................            2,900             13,224
Cirrus Logic, Inc.* .......................            4,800             12,240
Vitesse Semiconductor
  Corp.* ..................................           17,200             11,696
Charter Semiconductor
  Rights* .................................            2,160                 86
                                                                    -----------
TOTAL COMMON STOCKS
  (Cost $16,674,573)                                                 16,124,712
                                                                    -----------
                                                        FACE
                                                      AMOUNT
                                                      ------
REPURCHASE AGREEMENTS 2.9%
Repurchase Agreement (Note 2):
  1.85% due 10/01/02 ......................      $   158,534            158,534
  1.83% due 10/01/02 ......................          158,534            158,534
  1.75% due 10/01/02 ......................          158,534            158,534
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $475,602)                                                       475,602
                                                                    -----------
TOTAL INVESTMENTS 100%
  (Cost $17,150,175)                                                $16,600,314
                                                                    ===========

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 23

TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) September 30, 2002
--------------------------------------------------------------------------------


                                                                      MARKET
                                                                       VALUE
                                                    SHARES           (NOTE 1)
-----------------------------------------------------------------------------
COMMON STOCKS  97.3%
Vodafone Group Plc ........................           32,191        $  413,011
SBC Communications,
  Inc. ....................................           17,430           350,343
Verizon Communications,
  Inc .....................................           12,570           344,921
Nokia OYJ .................................           22,662           300,271
AT&T Corp. ................................           11,560           138,836
Qualcomm, Inc.* ...........................            4,915           135,752
Alltel Corp. ..............................            3,340           134,034
Motorola, Inc. ............................           12,821           130,518
BellSouth Corp. ...........................            6,680           122,645
Telephone Data Systems,
  Inc. ....................................            1,640            82,738
AT&T Wireless Services,
  Inc.* ...................................           19,366            79,788
Price Communications
  Corp.* ..................................            5,260            59,438
Ericsson Sp ADR* ..........................          157,808            56,810
L-3 Communications
  Holdings, Inc.* .........................            1,010            53,227
CenturyTel, Inc. ..........................            2,194            49,211
Sprint Corp.--FON
  Group ...................................            5,371            48,984
PanAmSat Corp.* ...........................            2,740            47,539
Alcatel Alsthom SA ........................           17,569            40,936
Metro One
  Telecommunications,
  Inc.* ...................................            3,335            28,347
Sprint PCS Group* .........................           14,106            27,648
Nextel Communications,
  Inc.* ...................................            3,650            27,557
General Communication,
  Inc.* ...................................            6,790            25,530
Allen Telcom, Inc.* .......................            4,187            22,359
Boston Communications
  Group, Inc.* ............................            2,110            21,775
Anixter International, Inc.* ..............            1,000            20,600



                                                                      MARKET
                                                                       VALUE
                                                    SHARES           (NOTE 1)
-----------------------------------------------------------------------------
Adtran, Inc.* .............................            1,290        $   20,124
Western Wireless Corp.* ...................            5,840            15,359
Polycom, Inc.* ............................            2,100            14,259
Aspect Communications
  Corp.* ..................................            9,504            13,971
Stratex Networks, Inc.* ...................            8,840            10,343
Lucent Technologies, Inc.*                            13,541            10,291
Plantronics, Inc.* ........................              560             9,128
Tellabs, Inc.* ............................            2,190             8,913
Level 3 Communications,
  Inc.* ...................................            1,740             6,769
Qwest Communications
  International* ..........................            2,570             5,860
JDS Uniphase Corp.* .......................            2,965             5,776
Andrew Corp.* .............................              400             2,620
Proxim Corp.* .............................            1,190             2,082
Powerwave Technologies,
  Inc.* ...................................              600             2,034
Agere Systems, Inc.--
  Class A* ................................              278               306
Brooktrout Technology,
  Inc.* ...................................               55               251
                                                                    ----------
TOTAL COMMON STOCKS
  (Cost $2,777,977)                                                  2,890,904
                                                                    ----------
                                                        FACE
                                                      AMOUNT
                                                      ------
REPURCHASE AGREEMENTS 2.7%
Repurchase Agreement (Note 2):
  1.85% due 10/01/02 ......................       $   27,212            27,212
  1.83% due 10/01/02 ......................           27,212            27,212
  1.75% due 10/01/02 ......................           27,212            27,212
                                                                    ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $81,636)                                                        81,636
                                                                    ----------
TOTAL INVESTMENTS 100%
  (Cost $2,859,613)                                                 $2,972,540
                                                                    ==========

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

24

TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) September 30, 2002
--------------------------------------------------------------------------------


                                                                      MARKET
                                                                       VALUE
                                                    SHARES           (NOTE 1)
-----------------------------------------------------------------------------
COMMON STOCKS  97.9%
United Parcel Service,
  Inc. ....................................          18,900        $1,181,817
FedEx Corp. ...............................          12,710           636,390
Union Pacific Corp. .......................           8,594           497,335
Norfolk Southern Corp. ....................          17,913           361,663
Burlington Northern
  Santa Fe Corp. ..........................          11,124           266,086
Southwest Airlines Co. ....................          20,015           261,396
CSX Corp. .................................           8,931           235,600
Expeditors International
  Washington, Inc. ........................           6,366           177,866
C.H. Robinson
  Worldwide, Inc. .........................           5,469           147,171
Ryder System, Inc. ........................           4,850           120,910
Roadway Express, Inc. .....................           2,964           108,720
Werner Enterprises, Inc. ..................           5,900           108,442
Swift Transportation Co.,
  Inc.* ...................................           6,750           105,300
Heartland Express, Inc.* ..................           5,318            99,659
JB Hunt Transport
  Services, Inc.* .........................           4,175            98,321
Alexander & Baldwin,
  Inc. ....................................           4,402            97,944
Arkansas Best Corp.* ......................           3,320            95,254
Landstar System, Inc.* ....................           1,870            92,004
USFreightways Corp. .......................           3,200            91,776
Gatx Corp. ................................           4,471            88,526
Kirby Corp.* ..............................           3,740            84,599
Skywest, Inc. .............................           6,362            83,342
Yellow Corp.* .............................           2,800            82,622
Kansas City Southern* .....................           6,520            80,848
Airborne, Inc. ............................           6,850            77,679

                                                                      MARKET
                                                                       VALUE
                                                    SHARES           (NOTE 1)
-----------------------------------------------------------------------------
RyanAir Holdings PLC* .....................           2,040        $   69,136
Jetblue Airways Corp.* ....................           1,700            68,561
Forward Air Corp.* ........................           3,737            67,640
Genesee & Wyoming,
  Inc.* ...................................           2,950            67,225
Atlantic Coast Airlines
  Holdings, Inc.* .........................           7,061            65,314
Knight Transportation,
  Inc.* ...................................           3,560            55,180
Dollar Thrifty Automotive
  Group Inc.* .............................           3,430            55,051
Canadian National
  Railway Co. .............................           1,460            54,516
Expressjet Holdings, Inc.* ................           5,530            50,876
CNF Transportation, Inc. ..................             834            26,179
EGL, Inc.* ................................           1,859            20,468
Delta Air Lines, Inc. .....................           1,062             9,866
Mesa Air Group, Inc.* .....................              50               183
                                                                   ----------
TOTAL COMMON STOCKS
  (Cost $5,262,144)                                                 5,891,465
                                                                   ----------
                                                       FACE
                                                     AMOUNT
                                                     ------
REPURCHASE AGREEMENTS 2.1%
Repurchase Agreement (Note 2):
  1.85% due 10/01/02 ......................      $   42,249            42,249
  1.83% due 10/01/02 ......................          42,249            42,249
  1.75% due 10/01/02 ......................          42,249            42,249
                                                                   ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $126,747)                                                     126,747
                                                                   ----------
TOTAL INVESTMENTS 100%
  (Cost $5,388,891)                                                $6,018,212
                                                                   ==========

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 25

UTILITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) September 30, 2002
--------------------------------------------------------------------------------


                                                                      MARKET
                                                                       VALUE
                                                    SHARES           (NOTE 1)
-----------------------------------------------------------------------------
COMMON STOCKS  97.9%
The Southern Co. ..........................          25,016        $  719,973
Exelon Corp. ..............................          13,098           622,155
Duke Energy Corp. .........................          29,465           576,041
New Dominion
  Resources, Inc. .........................           9,673           490,711
Entergy Corp. .............................           9,570           398,112
FPL Group, Inc. ...........................           7,091           381,496
Progress Energy, Inc. .....................           9,331           381,358
TXU Corp. .................................           9,098           379,478
Consolidated Edison, Inc. .................           9,098           365,921
American Electric Power
  Co., Inc. ...............................          11,382           324,501
DTE Energy Co. ............................           7,340           298,738
FirstEnergy Corp. .........................           9,835           293,968
KeySpan Corp. .............................           6,642           222,507
Kinder Morgan, Inc. .......................           5,768           204,476
El Paso Corp. .............................          24,602           203,458
Public Service Enterprise
  Group, Inc. .............................           6,444           196,542
Ameren Corp. ..............................           4,404           183,427
NiSource, Inc. ............................          10,124           174,436
Edison International* .....................          16,200           162,000
Constellation Energy
  Group, Inc. .............................           6,421           159,177
Cinergy Corp. .............................           4,970           156,207
Reliant Energy, Inc. ......................          15,459           154,745
PP&L Corp. ................................           4,324           140,703
Teco Energy, Inc. .........................           8,624           136,949
Pinnacle West Capital
  Corp. ...................................           4,551           126,336




                                                                      MARKET
                                                                       VALUE
                                                    SHARES           (NOTE 1)
-----------------------------------------------------------------------------
PG & E Corp.* .............................          10,840        $  122,058
Sempra Energy .............................           5,810           114,166
XCEL Energy, Inc. .........................           9,835            91,564
Allegheny Energy, Inc. ....................           4,251            55,688
Philadelphia Suburban
  Corp. ...................................           2,500            50,750
Oneok, Inc. ...............................           2,400            45,360
WPS Resources Corp. .......................           1,200            42,528
Great Plains Energy, Inc. .................           2,200            42,130
Vectren Corp. .............................           1,900            41,800
OGE Energy Corp. ..........................           2,400            40,488
Westar Energy, Inc. .......................           3,800            38,228
Pepco Holdings, Inc.* .....................           1,100            21,945
Questar Corp. .............................             900            20,556
CMS Energy Corp. ..........................             600             4,836
                                                                   ----------
TOTAL COMMON STOCKS
  (Cost $7,601,660)                                                 8,185,512
                                                                   ----------
                                                      FACE
                                                     AMOUNT
                                                     ------
REPURCHASE AGREEMENTS 2.1%
Repurchase Agreement (Note 2):
  1.85% due 10/01/02 ......................      $   57,258            57,258
  1.83% due 10/01/02 ......................          57,258            57,258
  1.75% due 10/01/02 ......................          57,258            57,258
                                                                   ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $171,774)                                                     171,774
                                                                   ----------
TOTAL INVESTMENTS 100%
  (Cost $7,773,434)                                                $8,357,286
                                                                   ==========

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

26


STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      BASIC       BIOTECH-       CONSUMER
                                                     BANKING      MATERIALS         NOLOGY       PRODUCTS    ELECTRONICS
                                                        FUND           FUND           FUND           FUND           FUND
                                                ------------      ---------       --------       --------    -----------
ASSETS
Securities at Value* (Notes 1 and 2) ........   $ 19,410,536   $ 11,927,628   $131,801,859   $ 28,528,005   $ 21,070,162
Collateral for Securities Loaned (Note 8) ...      1,175,972      1,766,782     43,955,499      5,642,852           --
Investment Income Receivable (Note 1) .......         91,516         25,949            146        144,325         10,718
Receivable for Securities Sold (Note 1) .....        613,449        160,763           --          404,943      1,232,447
Receivable for Shares Purchased .............         98,186         52,979      3,380,839        288,705      1,701,901
                                                ------------   ------------   ------------   ------------   ------------
  TOTAL ASSETS ..............................     21,389,659     13,934,101    179,138,343     35,008,830     24,015,228
                                                ------------   ------------   ------------   ------------   ------------
LIABILITIES
Investment Advisory Fee Payable (Note 3) ....         20,367         10,164         88,394         26,813         17,644
Payable for Securities Purchased (Note 1) ...             --             --             --             --             --
Payable Upon Return of Securities
  Loaned (Note 8) ...........................      1,175,972      1,766,782     43,955,499      5,642,852           --
Portfolio Accounting Fee Payable (Note 3) ...          2,396          1,196         10,399          3,155          2,076
Liability for Shares Redeemed ...............      1,009,412        258,280      4,293,511        825,535      2,938,636
Custody Fees Payable ........................          1,042            478          4,160          1,262            839
Transfer Agent Fee Payable (Note 3) .........          5,991          2,989         25,998          7,886          5,189
Distribution and Service Fee Payable (Note 3)          7,742          2,916          7,931         12,726            632
Other Liabilities ...........................         17,557         13,711         90,094         21,224         22,399
                                                ------------   ------------   ------------   ------------   ------------
  TOTAL LIABILITIES .........................      2,240,479      2,056,516     48,475,986      6,541,453      2,987,415
                                                ------------   ------------   ------------   ------------   ------------
NET ASSETS (Note 7) .........................   $ 19,149,180   $ 11,877,585   $130,662,357   $ 28,467,377   $ 21,027,813
                                                ============   ============   ============   ============   ============
INVESTOR CLASS:
Net Assets ..................................   $  9,935,045   $  8,535,993   $113,617,300   $  6,154,425   $ 20,243,109
Shares Outstanding ..........................      1,323,716      1,447,587      8,815,108        859,575      2,877,290
Net Asset Value Per Share ...................   $       7.51   $       5.90   $      12.89   $       7.16   $       7.04

ADVISOR CLASS:
Net Assets ..................................   $  8,849,117   $  2,908,213   $ 16,401,968   $ 21,641,626   $    657,973
Shares Outstanding ..........................      1,214,342        502,700      1,306,738      3,078,758         95,715
Net Asset Value Per Share ...................   $       7.29   $       5.79   $      12.55   $       7.03   $       6.87

C CLASS:
Net Assets ..................................   $    365,018   $    433,379   $    643,089   $    671,326   $    126,731
Shares Outstanding ..........................         49,429         74,755         50,636         94,814         18,271
Net Asset Value Per Share ...................   $       7.38   $       5.80   $      12.70   $       7.08   $       6.94

                                                           SEMI-ANNUAL REPORT 27


                                                                      ENERGY      FINANCIAL         HEALTH
                                                       ENERGY       SERVICES       SERVICES           CARE
                                                         FUND           FUND           FUND           FUND
                                                       ------       --------      ---------         ------
ASSETS
Securities at Value* (Notes 1 and 2) ........    $ 16,720,815   $ 13,016,041   $ 33,107,502   $ 50,652,272
Collateral for Securities Loaned (Note 8) ...       1,901,720      1,210,121           --        9,357,070
Investment Income Receivable (Note 1) .......          11,262         23,532         81,780         35,447
Receivable for Securities Sold (Note 1) .....            --             --             --
Receivable for Shares Purchased .............       2,212,907        180,722      2,569,262        809,226
                                                 ------------   ------------   ------------   ------------
  TOTAL ASSETS ..............................      20,846,704     14,430,416     35,758,544     60,854,015
                                                 ------------   ------------   ------------   ------------
LIABILITIES
Investment Advisory Fee Payable (Note 3) ....          11,445         12,351         25,869         28,228
Payable for Securities Purchased (Note 1) ...         255,447             --      2,720,154        277,681
Payable Upon Return of Securities
  Loaned (Note 8) ...........................       1,901,720      1,210,121           --        9,357,070
Portfolio Accounting Fee Payable (Note 3) ...           1,346          1,453                    3,0443,321
Liability for Shares Redeemed ...............       1,921,672         73,797        147,559        633,767
Custody Fees Payable ........................             648            626          1,348          1,328
Transfer Agent Fee Payable (Note 3) .........           3,366          3,633          7,609          8,303
Distribution and Service Fee Payable (Note 3)           4,557          3,123                  10,86310,167
Other Liabilities ...........................          10,765         15,200         21,592         22,747
                                                 ------------   ------------   ------------   ------------
  TOTAL LIABILITIES .........................       4,110,966      1,320,304      2,938,038     10,342,612
                                                 ------------   ------------   ------------   ------------
NET ASSETS (Note 7) .........................    $ 16,735,738   $ 13,110,112   $ 32,820,506   $ 50,511,403
                                                 ============   ============   ============   ============
INVESTOR CLASS:
Net Assets ..................................    $  7,616,023   $ 11,581,171   $  9,508,441   $ 20,277,779
Shares Outstanding ..........................         924,380      2,165,556      1,226,383      2,286,131
Net Asset Value Per Share ...................    $       8.24   $       5.35   $       7.75   $       8.87

ADVISOR CLASS:
Net Assets ..................................    $  8,834,942   $  1,165,643   $ 23,087,441   $ 29,858,622
Shares Outstanding ..........................       1,092,011        222,708      3,024,870      3,446,801
Net Asset Value Per Share ...................    $       8.09   $       5.23   $       7.63   $       8.66

C CLASS:
Net Assets ..................................    $    284,773   $    363,298   $    224,624   $    375,002
Shares Outstanding ..........................          35,123         69,038         29,337         42,842
Net Asset Value Per Share ...................    $       8.11   $       5.26   $       7.66   $       8.75


* THE COST OF SECURITIES AT VALUE IS $18,816,875, $11,408,514, $107,132,924,
$28,108,727, $21,479,217, $16,527,336, $10,527,351, $30,917,632, AND
$46,836,197, RESPECTIVELY.

See Notes to Financial Statements.

28


STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                      PRECIOUS
                                                        INTERNET        LEISURE         METALS      RETAILING     TECHNOLOGY
                                                            FUND           FUND           FUND           FUND           FUND
                                                    ------------   ------------       --------      ---------     ----------
ASSETS
Securities at Value* (Notes 1 and 2) ............   $  1,402,144   $  3,212,570   $ 72,395,471   $ 17,679,055   $ 16,600,314
Collateral for Securities Loaned (Note 8) .......             --        745,540     35,692,264     12,306,009             --
Investment Income Receivable (Note 1) ...........             57            219         37,937         19,668          7,049
Receivable for Securities Sold (Note 1) .........         29,972        817,638      2,926,684     16,555,538        190,464
Receivable for Shares Purchased .................          1,250          4,000      5,875,382      2,572,197         38,070
Other Assets ....................................             --             --             --          1,464             --
                                                    ------------   ------------   ------------   ------------   ------------
  TOTAL ASSETS ..................................      1,433,423      4,779,967    116,927,738     49,133,931     16,835,897
                                                    ------------   ------------   ------------   ------------   ------------
LIABILITIES
Investment Advisory Fee Payable (Note 3) ........          2,550          2,993         51,395         22,245         14,685
Payable Upon Return of Securities Loaned (Note 8)             --        745,540     35,692,264     12,306,009             --
Portfolio Accounting Fee Payable (Note 3) .......            300            352          6,853          2,617          1,728
Liability for Shares Redeemed ...................         26,541        902,102      8,942,631     19,920,193        335,348
Custody Fees Payable ............................            139            141          2,887          1,065            691
Transfer Agent Fee Payable (Note 3) .............            750            881         17,132          6,543          4,319
Distribution and Service Fee Payable (Note 3) ...            193            569          1,895          5,013          5,845
Other Liabilities ...............................          1,375          6,607         32,853         15,870         13,541
                                                    ------------   ------------   ------------   ------------   ------------
  TOTAL LIABILITIES .............................         31,848      1,659,185     44,747,910     32,279,555        376,157
                                                    ------------   ------------   ------------   ------------   ------------
NET ASSETS (Note 7) .............................   $  1,401,575   $  3,120,782   $ 72,179,828   $ 16,854,376   $ 16,459,740
                                                    ============   ============   ============   ============   ============
INVESTOR CLASS:
Net Assets ......................................   $  1,225,522   $  2,556,417   $ 70,453,787   $  5,851,886   $  4,902,760
Shares Outstanding ..............................         78,007        400,660      2,535,277        708,890        841,385
Net Asset Value Per Share .......................   $      15.71   $       6.38   $      27.79   $       8.26   $       5.83

ADVISOR CLASS:
Net Assets ......................................   $     57,062   $    398,396            N/A   $ 10,941,615   $ 11,387,479
Shares Outstanding ..............................          3,690         64,353                     1,348,719      1,996,102
Net Asset Value Per Share .......................   $      15.47   $       6.19                  $       8.11   $       5.70

C CLASS:
Net Assets ......................................   $    118,991   $    165,969   $  1,726,041   $     60,875   $    169,501
Shares Outstanding ..............................          7,681         26,355         62,812          7,505         29,461
Net Asset Value Per Share .......................   $      15.49   $       6.30   $      27.48   $       8.11   $       5.75


                                                           SEMI-ANNUAL REPORT 29

                                                       TELECOM-         TRANS-
                                                    MUNICATIONS      PORTATION      UTILITIES
                                                           FUND           FUND           FUND
                                                    -----------      ---------      ---------
ASSETS
Securities at Value* (Notes 1 and 2) ............  $  2,972,540   $  6,018,212   $  8,357,286
Collateral for Securities Loaned (Note 8) .......       212,812      1,191,565    294,954,602
Investment Income Receivable (Note 1) ...........         3,123          8,679         40,807
Receivable for Securities Sold (Note 1) .........     1,477,413        241,684      2,616,094
Receivable for Shares Purchased .................       102,220         26,831        597,617
Other Assets ....................................            --            158             --
                                                   ------------   ------------   ------------
  TOTAL ASSETS ..................................     4,768,108      7,487,129    306,566,406
                                                   ------------   ------------   ------------
LIABILITIES
Investment Advisory Fee Payable (Note 3) ........         3,121          6,130          6,490
Payable Upon Return of Securities Loaned (Note 8)       212,812      1,191,565    294,954,602
Portfolio Accounting Fee Payable (Note 3) .......           367            721            763
Liability for Shares Redeemed ...................     1,593,933        280,605      3,368,425
Custody Fees Payable ............................           168            289            365
Transfer Agent Fee Payable (Note 3) .............           918          1,803          1,909
Distribution and Service Fee Payable (Note 3) ...           426          1,631          1,566
Other Liabilities ...............................         5,614          9,023          9,673
                                                   ------------   ------------   ------------
  TOTAL LIABILITIES .............................     1,817,359      1,491,767    298,343,793
                                                   ------------   ------------   ------------
NET ASSETS (Note 7) .............................  $  2,950,749   $  5,995,362   $  8,222,613
                                                   ============   ============   ============
INVESTOR CLASS:
Net Assets ......................................  $  2,744,114   $  5,700,502   $  7,567,381
Shares Outstanding ..............................     1,037,865      1,095,197      1,388,236
Net Asset Value Per Share .......................  $       2.64   $       5.21   $       5.45

ADVISOR CLASS:
Net Assets ......................................  $    182,956   $    174,277   $    359,790
Shares Outstanding ..............................        70,666         35,108         66,826
Net Asset Value Per Share .......................  $       2.59   $       4.96   $       5.38

C CLASS:
Net Assets ......................................  $     23,679   $    120,583   $    295,442
Shares Outstanding ..............................         9,099         23,403         55,323
Net Asset Value Per Share .......................  $       2.60   $       5.15   $       5.34



* THE COST OF SECURITIES AT VALUE IS $1,368,650, $2,919,003, $53,983,446,
$16,804,478, $17,150,175, $2,859,613, $5,388,891, AND $7,773,434, RESPECTIVELY.

See Notes to Financial Statements.

30


STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                          BASIC      BIOTECH-          CONSUMER
                                           BANKING    MATERIALS        NOLOGY          PRODUCTS    ELECTRONICS
                                              FUND         FUND          FUND              FUND           FUND
                                           -------    ---------      --------          --------    -----------
INVESTMENT INCOME
  Interest (Note 1) .................. $     2,618   $    2,169   $    13,503        $    5,373    $     4,486
  Interest from Securities Lending ...         329          572        32,988               387          1,492
  Dividends, Net of Foreign Tax
    Withheld* (Note 1) ...............     572,394      259,239         3,682           456,784         48,519
  Other Income .......................          --           --            --                --             --
                                       -----------   ----------   -----------        ----------    -----------
      Total Income ...................     575,341      261,980        50,173           462,544         54,497
                                       -----------   ----------   -----------        ----------    -----------
EXPENSES
  Advisory Fees (Note 3) .............     174,583      124,089       697,934           203,394        219,406
  Transfer Agent Fees (Note 3) .......      51,414       36,566       205,503            59,902         64,622
  Distribution & Service Fees (Note 3):
      Advisor Class ..................      39,483       23,447        38,162            72,226          8,468
      C Class ........................       3,248        3,673         4,529             4,574          2,831
  Accounting Fees (Note 3) ...........      20,539       14,599        82,104            23,929         25,813
  Registration Fees (Note 1) .........      10,278       14,768        43,588            14,306         17,626
  Trustees' Fees .....................         972        1,186         4,138             1,281          1,557
  Custodian Fees .....................       8,557        6,223        33,903             9,966         10,758
  Miscellaneous (Note 1) .............      19,274        5,626        74,410            19,951         19,125
                                       -----------   ----------   -----------        ----------    -----------
      Total Expenses .................     328,348      230,177     1,184,271           409,529        370,206
                                       -----------   ----------   -----------        ----------    -----------
  Net Investment Income (Loss) .......     246,993       31,803    (1,134,098)           53,015       (315,709)
                                       -----------   ----------   -----------        ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1)
  Net Realized Gain (Loss) on:
  Investment Securities ..............  (2,187,675)  (1,326,415)  (52,579,520)       (2,498,095)   (15,392,108)
                                       -----------   ----------   -----------        ----------    -----------
      Total Net Realized Gain (Loss) .  (2,187,675)  (1,326,415)  (52,579,520)       (2,498,095)   (15,392,108)
                                       -----------   ----------   -----------        ----------    -----------
  Net Change in Unrealized
   Depreciation on:
  Investment Securities ..............  (3,675,594)  (8,328,424)  (38,832,639)       (4,781,713)   (22,702,696)
                                       -----------   ----------   -----------        ----------    -----------
  Net Change in Unrealized Depreciation (3,675,594)  (8,328,424)  (38,832,639)       (4,781,713)   (22,702,696)
                                       -----------   ----------   -----------        ----------    -----------
  Net Loss on Investments               (5,863,269)  (9,654,839)  (91,412,159)       (7,279,808)   (38,094,804)
                                       -----------   ----------   -----------        ----------    -----------
NET DECREASE IN NET ASSETS FROM
  OPERATIONS                           $(5,616,276) $(9,623,036) $(92,546,257)     $(7,226,793)   $(38,410,513)
                                       ===========  ===========  ============      ===========    ============

                                                           SEMI-ANNUAL REPORT 31


                                                            ENERGY      FINANCIAL         HEALTH
                                             ENERGY       SERVICES       SERVICES           CARE
                                               FUND           FUND           FUND           FUND
                                             ------       --------      ---------         ------
INVESTMENT INCOME
  Interest (Note 1) ..................   $    1,594      $   3,059    $     3,325     $    2,864
  Interest from Securities Lending ...          165            398          1,100            889
  Dividends, Net of Foreign Tax
    Withheld* (Note 1) ...............      242,406        141,520        455,818        288,477
  Other Income .......................        8,613             --             --             --
                                         ----------      ---------    ------------    ----------
      Total Income ...................      252,778        144,977        460,243        292,230
                                         ----------      ---------    ------------    ----------
EXPENSES
  Advisory Fees (Note 3) .............      109,822        163,529        191,122        180,861
  Transfer Agent Fees (Note 3) .......       32,344         48,180         56,288         53,265
  Distribution & Service Fees (Note 3):
      Advisor Class ..................       29,259         35,362         66,353         58,290
      C Class ........................        1,448          4,845          1,912          3,551
  Accounting Fees (Note 3) ...........       12,920         19,239         22,485         21,278
  Registration Fees (Note 1) .........        7,673         14,456         15,788         16,326
  Trustees' Fees .....................          704          1,266          1,362          1,364
  Custodian Fees .....................        5,520          8,209          9,393          8,921
  Miscellaneous (Note 1) .............       10,809         12,760         16,233         13,903
                                         ----------      ---------    ------------    ----------
      Total Expenses .................      210,499        307,846        380,936        357,759
                                         ----------      ---------    ------------    ----------
  Net Investment Income (Loss) .......       42,279       (162,869)        79,307        (65,529)
                                         ----------      ---------    ------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1)
  Net Realized Gain (Loss) on:
  Investment Securities ..............   (4,248,050)       794,977     (3,825,225)    (5,601,859)
                                         ----------      ---------    ------------    ----------
      Total Net Realized Gain (Loss) .   (4,248,050)       794,977     (3,825,225)    (5,601,859)
                                         ----------      ---------    ------------    ----------
  Net Change in Unrealized
   Depreciation on:
  Investment Securities ..............   (4,615,315)   (11,321,052)    (7,615,157)    (5,856,708)
                                         ----------      ---------    ------------    ----------
  Net Change in Unrealized Depreciation  (4,615,315)   (11,321,052)    (7,615,157)    (5,856,708)
                                         ----------      ---------    ------------    ----------
  Net Loss on Investments                (8,863,365)   (10,526,075)   (11,440,382)   (11,458,567)
                                         ----------      ---------    ------------    ----------
NET DECREASE IN NET ASSETS FROM
  OPERATIONS                            $(8,821,086)  $(10,688,944)  $(11,361,075)  $(11,524,096)
                                        ===========   ============   ============   ============


* NET OF FOREIGN TAX WITHHELD OF $0, $2,581, $630, $0, $1,839, $3,925, $0, $0,
AND $431, RESPECTIVELY.

See Notes to Financial Statements.

32

STATEMENTS OF OPERATIONS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                         PRECIOUS
                                                         INTERNET         LEISURE          METALS       RETAILING
                                                             FUND            FUND            FUND            FUND
                                                         --------         -------        --------       ---------
INVESTMENT INCOME
  Interest (Note 1) ..............................   $        231    $      1,347    $      6,519    $      2,160
  Interest from Securities Lending ...............             49             311           8,269             479
  Dividends, Net of Foreign Tax Withheld* (Note 1)           --            39,261         418,209          61,141
                                                     ------------    ------------    ------------    ------------
      Total Income ...............................            280          40,919         432,997          63,780
                                                     ------------    ------------    ------------    ------------
EXPENSES
  Advisory Fees (Note 3) .........................         11,001          72,434         275,459         108,027
  Transfer Agent Fees (Note 3) ...................          3,240          21,342          91,912          31,845
  Distribution & Service Fees (Note 3):
      Advisor Class ..............................          1,062          13,863            --            30,003
      C Class ....................................            604           2,415           9,660           1,160
  Accounting Fees (Note 3) .......................          1,294           8,522          36,728          12,709
  Registration Fees (Note 1) .....................            829           6,271          15,957          18,350
  Trustees' Fees .................................             69             547           1,508           1,318
  Custodian Fees .................................            676           3,627          15,394           5,497
  Miscellaneous (Note 1) .........................          1,025           5,795          37,222            (944)
                                                     ------------    ------------    ------------    ------------
      Total Expenses .............................         19,800         134,816         483,840         207,965
                                                     ------------    ------------    ------------    ------------
  Net Investment Income (Loss) ...................        (19,520)        (93,897)        (50,843)       (144,185)
                                                     ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities ..........................     (1,729,165)       (808,108)     (3,440,305)        807,314
                                                     ------------    ------------    ------------    ------------
      Total Net Realized Gain (Loss) .............     (1,729,165)       (808,108)     (3,440,305)        807,314
                                                     ------------    ------------    ------------    ------------
Net Change in Unrealized Depreciation on:
  Investment Securities ..........................       (327,002)     (1,507,461)     (1,472,670)     (9,542,010)
                                                     ------------    ------------    ------------    ------------
      Net Change in Unrealized Depreciation ......       (327,002)     (1,507,461)     (1,472,670)     (9,542,010)
                                                     ------------    ------------    ------------    ------------
      Net Loss on Investments ....................     (2,056,167)     (2,315,569)     (4,912,975)     (8,734,696)
                                                     ------------    ------------    ------------    ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .......   $ (2,075,687)   $ (2,409,466)   $ (4,963,818)   $ (8,878,881)
                                                     ============    ============    ============    ============

                                                           SEMI-ANNUAL REPORT 33


                                                                         TELECOM-           TRANS-
                                                       TECHNOLOGY     MUNICATIONS        PORTATION       UTILITIES
                                                             FUND            FUND             FUND            FUND
                                                       ----------     -----------        ---------       ---------
INVESTMENT INCOME
  Interest (Note 1) ..............................   $      2,570    $        489     $      1,177    $      4,114
  Interest from Securities Lending ...............            997             141              189             184
  Dividends, Net of Foreign Tax Withheld* (Note 1)         37,069         113,763           49,321         310,722
                                                     ------------    ------------     ------------    ------------
      Total Income ...............................         40,636         114,393           50,687         315,020
                                                     ------------    ------------     ------------    ------------
EXPENSES
  Advisory Fees (Note 3) .........................        127,402          28,266           53,750          64,169
  Transfer Agent Fees (Note 3) ...................         37,512           8,326           15,861          18,910
  Distribution & Service Fees (Note 3):
      Advisor Class ..............................         38,327           1,838            4,574           6,315
      C Class ....................................          1,325             383            1,553           4,967
  Accounting Fees (Note 3) .......................         14,988           3,325            6,324           7,549
  Registration Fees (Note 1) .....................          7,855           2,985           14,227           8,102
  Trustees' Fees .................................            747             239              982             645
  Custodian Fees .................................          6,328           1,511            2,803           3,255
  Miscellaneous (Note 1) .........................         11,960           1,248           (5,975)          2,405
                                                     ------------    ------------     ------------    ------------
      Total Expenses .............................        246,444          48,121           94,099         116,317
                                                     ------------    ------------     ------------    ------------
  Net Investment Income (Loss) ...................       (205,808)         66,272          (43,412)        198,703
                                                     ------------    ------------     ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities ..........................    (11,648,403)     (3,894,321)      (1,132,046)     (5,344,169)
                                                     ------------    ------------     ------------    ------------
      Total Net Realized Gain (Loss) .............    (11,648,403)     (3,894,321)      (1,132,046)     (5,344,169)
                                                     ------------    ------------     ------------    ------------
Net Change in Unrealized Depreciation on:
  Investment Securities ..........................     (7,592,960)       (467,206)      (5,749,297)     (1,362,124)
                                                     ------------    ------------     ------------    ------------
      Net Change in Unrealized Depreciation ......     (7,592,960)       (467,206)      (5,749,297)     (1,362,124)
                                                     ------------    ------------     ------------    ------------
      Net Loss on Investments ....................    (19,241,363)     (4,361,527)      (6,881,343)     (6,706,293)
                                                     ------------    ------------     ------------    ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .......   $(19,447,171)   $ (4,295,255)    $ (6,924,755)   $ (6,507,590)
                                                     ============    ============     ============    ============


* NET OF FOREIGN TAX WITHHELD OF $0, $0, $24,733, $0, $0, $0, $244, AND $0,
RESPECTIVELY.

See Notes to Financial Statements.

34


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  BANKING FUND                   BASIC MATERIALS FUND
                                                          ------------------------------    ------------------------------
                                                                 PERIOD             YEAR           PERIOD             YEAR
                                                                  ENDED            ENDED            ENDED            ENDED
                                                          SEPTEMBER 30,        MARCH 31,    SEPTEMBER 30,        MARCH 31,
                                                                  2002*             2002            2002*             2002
                                                          -------------        ---------    -------------        ---------
FROM OPERATIONS
  Net Investment Income (Loss) ........................   $     246,993    $     526,624    $      31,803    $     372,478
  Net Realized Gain (Loss) on Investments .............      (2,187,675)      (3,505,834)      (1,326,415)      (2,537,904)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................      (3,675,594)      (1,553,193)      (8,328,424)       7,223,732
                                                          -------------    -------------    -------------    -------------
  Net Increase (Decrease) in Net Assets from Operations      (5,616,276)      (4,532,403)      (9,623,036)       5,058,306
                                                          -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income:
      Investor Class ..................................              --         (460,245)              --         (188,147)
      Advisor Class ...................................              --         (551,493)              --         (137,592)
      C Class .........................................              --           (4,564)              --           (5,135)
  Realized Gain on Investments:
      Investor Class ..................................              --               --               --               --
      Advisor Class ...................................              --               --               --               --
      C Class .........................................              --               --               --               --
                                                          -------------    -------------    -------------    -------------
  Total Distributions to Shareholders .................              --       (1,016,302)              --         (330,874)
                                                          -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 6) ....................     (27,522,328)      (1,063,578)     (55,579,495)      55,521,958
                                                          -------------    -------------    -------------    -------------
  Net Increase (Decrease) in Net Assets ...............     (33,138,604)      (6,612,283)     (65,202,531)      60,249,390
NET ASSETS--BEGINNING OF PERIOD .......................      52,287,784       58,900,067       77,080,116       16,830,726
                                                          -------------    -------------    -------------    -------------
NET ASSETS--END OF PERIOD .............................   $  19,149,180    $  52,287,784    $  11,877,585    $  77,080,116
                                                          =============    =============    =============    =============

                                                           SEMI-ANNUAL REPORT 35

                                                                  BIOTECHNOLOGY FUND             CONSUMER PRODUCTS FUND
                                                           ------------------------------    ------------------------------
                                                                  PERIOD             YEAR           PERIOD             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
                                                           SEPTEMBER 30,        MARCH 31,    SEPTEMBER 30,        MARCH 31,
                                                                   2002*             2002            2002*             2002
                                                           -------------       ----------    -------------        ---------
FROM OPERATIONS
  Net Investment Income (Loss) ........................    $  (1,134,098)   $  (4,197,276)   $      53,015    $      81,363
  Net Realized Gain (Loss) on Investments .............      (52,579,520)     (15,228,247)     ((2,498,095)         423,030
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................      (38,832,639)      (4,122,353)      (4,781,713)       3,545,977
                                                           -------------    -------------    -------------    -------------
  Net Increase (Decrease) in Net Assets from Operations      (92,546,257)     (23,547,876)      (7,226,793)       4,050,370
                                                           -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income:
      Investor Class ..................................               --               --               --          (21,868)
      Advisor Class ...................................               --               --               --          (96,525)
      C Class .........................................               --               --               --           (1,296)
  Realized Gain on Investments:
      Investor Class ..................................               --               --               --               --
      Advisor Class ...................................               --               --               --               --
      C Class .........................................               --               --               --               --
                                                           -------------    -------------    -------------    -------------
  Total Distributions to Shareholders .................               --               --               --         (119,689)
                                                           -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 6) ....................      (16,952,403)     (45,440,949)     (18,091,333)      23,247,993
                                                           -------------    -------------    -------------    -------------
  Net Increase (Decrease) in Net Assets ...............     (109,498,660)     (68,988,825)     (25,318,126)      27,178,674
NET ASSETS--BEGINNING OF PERIOD .......................      240,161,017      309,149,842       53,785,503       26,606,829
                                                           -------------    -------------    -------------    -------------
NET ASSETS--END OF PERIOD .............................    $ 130,662,357    $ 240,161,017    $  28,467,377    $  53,785,503
                                                           =============    =============    =============    =============



* UNAUDITED

See Notes to Financial Statements.

36

--------------------------------------------------------------------------------

                                                                 ELECTRONICS FUND                      ENERGY FUND
                                                          ------------------------------    ------------------------------
                                                                 PERIOD             YEAR           PERIOD             YEAR
                                                                  ENDED            ENDED            ENDED            ENDED
                                                          SEPTEMBER 30,        MARCH 31,    SEPTEMBER 30,        MARCH 31,
                                                                  2002*             2002            2002*             2002
                                                          -------------       ----------    -------------       ----------
FROM OPERATIONS
  Net Investment Income (Loss) ........................   $    (315,709)   $  (1,019,947)   $      42,279    $     279,151
  Net Realized Gain (Loss) on Investments .............     (15,392,108)     (24,999,845)      (4,248,050)      (6,603,303)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................     (22,702,696)      20,263,304       (4,615,315)       2,534,716
                                                          -------------    -------------    -------------    -------------
  Net Increase (Decrease) in Net Assets from Operations     (38,410,513)      (5,756,488)      (8,821,086)      (3,789,436)

                                                          -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income:
      Investor Class ..................................              --               --               --         (113,918)
      Advisor Class ...................................              --               --               --         (161,744)
      C Class .........................................              --               --               --             (936)
  Realized Gain on Investments:
      Investor Class ..................................              --               --               --               --
      Advisor Class ...................................              --               --               --               --
      C Class .........................................              --               --               --               --
                                                          -------------    -------------    -------------    -------------
  Total Distributions to Shareholders .................              --               --               --         (276,598)
                                                          -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 6) ....................     (47,148,793)      34,885,329      (16,225,307)      25,863,767
                                                          -------------    -------------    -------------    -------------
  Net Increase (Decrease) in Net Assets ...............     (85,559,306)      29,128,841      (25,046,393)      21,797,733
NET ASSETS--BEGINNING OF PERIOD .......................     106,587,119       77,458,278       41,782,131       19,984,398
                                                          -------------    -------------    -------------    -------------
NET ASSETS--END OF PERIOD .............................   $  21,027,813    $ 106,587,119    $  16,735,738    $  41,782,131
                                                          =============    =============    =============    =============

                                                           SEMI-ANNUAL REPORT 37

                                                                ENERGY SERVICES FUND             FINANCIAL SERVICES FUND
                                                           ------------------------------    ------------------------------
                                                                  PERIOD             YEAR           PERIOD             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
                                                           SEPTEMBER 30,        MARCH 31,    SEPTEMBER 30,        MARCH 31,
                                                                   2002*             2002            2002*             2002
                                                           -------------        ---------    -------------        ---------
FROM OPERATIONS
  Net Investment Income (Loss) ........................    $    (162,869)   $    (325,507)   $      79,307    $      83,960
  Net Realized Gain (Loss) on Investments .............          794,977       (9,267,168)      (3,825,225)       4,527,237
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................      (11,321,052)      (2,288,169)      (7,615,157)      (4,324,128)
                                                           -------------    -------------    -------------    -------------
  Net Increase (Decrease) in Net Assets from Operations      (10,688,944)     (11,880,844)     (11,361,075)
                                                                                                                    287,069
                                                           -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income:
      Investor Class ..................................               --               --               --         (196,591)
      Advisor Class ...................................               --               --               --         (302,989)
      C Class .........................................               --               --               --           (5,386)
  Realized Gain on Investments:
      Investor Class ..................................               --               --               --               --
      Advisor Class ...................................               --               --               --               --
      C Class .........................................               --               --               --               --
                                                           -------------    -------------    -------------    -------------
  Total Distributions to Shareholders .................               --               --               --         (504,966)
                                                           -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 6) ....................      (50,930,682)      33,569,780      (22,458,986)       1,041,723
                                                           -------------    -------------    -------------    -------------
  Net Increase (Decrease) in Net Assets ...............      (61,619,626)      21,688,936      (33,820,061)         823,826
NET ASSETS--BEGINNING OF PERIOD .......................       74,729,738       53,040,802       66,640,567       65,816,741
                                                           -------------    -------------    -------------    -------------
NET ASSETS--END OF PERIOD .............................    $  13,110,112    $  74,729,738    $  32,820,506    $  66,640,567
                                                           =============    =============    =============    =============



*UNAUDITED

See Notes to Financial Statements.

38

--------------------------------------------------------------------------------

                                                               HEALTH CARE FUND                      INTERNET FUND
                                                         -----------------------------   -----------------------------
                                                                PERIOD            YEAR          PERIOD            YEAR
                                                                 ENDED           ENDED           ENDED           ENDED
                                                         SEPTEMBER 30,       MARCH 31,   SEPTEMBER 30,       MARCH 31,
                                                                 2002*            2002           2002*            2002
                                                         -------------       ---------   -------------       ---------
FROM OPERATIONS
  Net Investment Income (Loss) ........................   $    (65,529)   $   (433,881)   $    (19,520)   $   (202,495)
  Net Realized Loss on Investments ....................     (5,601,859)     (4,472,091)     (1,729,165)     (9,962,748)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................     (5,856,708)      1,725,832        (327,002)        738,702
                                                          ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets from Operations    (11,524,096)     (3,180,140)     (2,075,687)     (9,426,541)
                                                          ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income:
      Investor Class ..................................             --              --              --              --
      Advisor Class ...................................             --              --              --              --
      C Class .........................................             --              --              --              --
  Realized Gain On Investments:
      Investor Class ..................................             --              --              --              --
      Advisor Class ...................................             --              --              --              --
      C Class .........................................             --              --              --              --
                                                          ------------    ------------    ------------    ------------
  Total Distributions to Shareholders .................             --              --              --              --
                                                          ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 6) .........................     10,880,380     (12,606,681)       (191,381)     11,268,483
                                                          ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets ...............       (643,716)    (15,786,821)     (2,267,068)      1,841,942
NET ASSETS--BEGINNING OF PERIOD .......................     51,155,119      66,941,940       3,668,643       1,826,701
                                                          ------------    ------------    ------------    ------------
NET ASSETS--END OF PERIOD .............................   $ 50,511,403    $ 51,155,119    $  1,401,575    $  3,668,643
                                                          ============    ============    ============    ============


* UNAUDITED

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 39

                                                                   LEISURE FUND                PRECIOUS METALS FUND
                                                         -----------------------------    -----------------------------
                                                                PERIOD            YEAR           PERIOD            YEAR
                                                                 ENDED           ENDED            ENDED           ENDED
                                                         SEPTEMBER 30,       MARCH 31,    SEPTEMBER 30,       MARCH 31,
                                                                 2002*            2002            2002*            2002
                                                         -------------       ---------    -------------       ---------
FROM OPERATIONS
  Net Investment Income (Loss) ........................   $    (93,897)   $   (265,204)    $    (50,843)   $     27,182
  Net Realized Loss on Investments ....................       (808,108)     (4,443,709)      (3,440,305)     (2,767,582)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................     (1,507,461)      1,675,030       (1,472,670)     16,146,965
                                                          ------------    ------------     ------------    ------------
  Net Increase (Decrease) in Net Assets from Operations     (2,409,466)     (3,033,883)      (4,963,818)     13,406,565
                                                          ------------    ------------     ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income:
      Investor Class ..................................             --              --               --        (230,830)
      Advisor Class ...................................             --              --               --              --
      C Class .........................................             --              --               --          (3,669)
  Realized Gain On Investments:
      Investor Class ..................................             --              --               --              --
      Advisor Class ...................................             --              --               --              --
      C Class .........................................             --              --               --              --
                                                          ------------    ------------     ------------    ------------
  Total Distributions to Shareholders .................             --              --               --        (234,499)
                                                          ------------    ------------     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 6) .........................    (15,323,846)      4,312,323       16,608,591      22,267,078
                                                          ------------    ------------     ------------    ------------
  Net Increase (Decrease) in Net Assets ...............    (17,733,312)      1,278,440       11,644,773      35,439,144
NET ASSETS--BEGINNING OF PERIOD .......................     20,854,094      19,575,654       60,535,055      25,095,911
                                                          ------------    ------------     ------------    ------------
NET ASSETS--END OF PERIOD .............................   $  3,120,782    $ 20,854,094     $ 72,179,828    $ 60,535,055
                                                          ============    ============     ============    ============

40

--------------------------------------------------------------------------------

                                                               RETAILING FUND                   TECHNOLOGY FUND
                                                         -----------------------------   -----------------------------
                                                                PERIOD            YEAR          PERIOD            YEAR
                                                                 ENDED           ENDED           ENDED           ENDED
                                                         SEPTEMBER 30,       MARCH 31,   SEPTEMBER 30,       MARCH 31,
                                                                 2002*            2002           2002*            2002
                                                         -------------       ---------   -------------       ---------
FROM OPERATIONS
  Net Investment Income (Loss) ........................   $   (144,185)   $   (588,768)   $   (205,808)   $   (861,894)
  Net Realized Gain (Loss) on Investments .............        807,314      (2,350,950)    (11,648,403)    (14,123,317)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................     (9,542,010)      7,811,509      (7,592,960)      9,492,304
                                                          ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets from Operations     (8,878,881)      4,871,791     (19,447,171)     (5,492,907)

                                                          ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income:
      Investor Class ..................................             --              --              --              --
      Advisor Class ...................................             --              --              --              --
      C Class .........................................             --              --              --              --
  Realized Gain on Investments:
      Investor Class ..................................             --              --              --              --
      Advisor Class ...................................             --              --              --              --
      C Class .........................................             --              --              --              --
                                                          ------------    ------------    ------------    ------------
  Total Distributions to Shareholders .................             --              --              --              --
                                                          ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 6) .........................    (34,651,861)     10,999,258     (26,099,882)     20,389,508
                                                          ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets ...............    (43,530,742)     15,871,049     (45,547,053)     14,896,601
NET ASSETS--BEGINNING OF PERIOD .......................     60,385,118      44,514,069      62,006,793      47,110,192
                                                          ------------    ------------    ------------    ------------
NET ASSETS--END OF PERIOD .............................   $ 16,854,376    $ 60,385,118    $ 16,459,740    $ 62,006,793
                                                          ============    ============    ============    ============



* UNAUDITED

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 41

                                                            TELECOMMUNICATIONS FUND          TRANSPORTATION FUND
                                                         ----------------------------   -----------------------------
                                                               PERIOD            YEAR          PERIOD            YEAR
                                                                ENDED           ENDED           ENDED           ENDED
                                                         SEPTEMBER 30,      MARCH 31,   SEPTEMBER 30,       MARCH 31,
                                                                2002*            2002           2002*            2002
                                                         ------------       ---------   -------------       ---------
FROM OPERATIONS
  Net Investment Income (Loss) ........................  $     66,272    $    (80,387)   $    (43,412)   $   (200,543)
  Net Realized Gain (Loss) on Investments .............    (3,894,321)     (7,060,164)     (1,132,046)     (3,562,069)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................      (467,206)       (464,899)     (5,749,297)      5,483,138
                                                         ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets from Operations    (4,295,255)     (7,605,450)     (6,924,755)
                                                                                                            1,720,526
                                                         ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income:
      Investor Class ..................................            --              --              --              --
      Advisor Class ...................................            --              --              --              --
      C Class .........................................            --              --              --              --
  Realized Gain on Investments:
      Investor Class ..................................            --         (70,850)             --              --
      Advisor Class ...................................            --          (8,753)             --              --
      C Class .........................................            --            (423)             --              --
                                                         ------------    ------------    ------------    ------------
  Total Distributions to Shareholders .................            --         (80,026)             --              --
                                                         ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 6) .........................     1,766,410     (15,913,455)    (29,755,781)     32,475,972
                                                         ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets ...............    (2,528,845)    (23,598,931)    (36,680,536)     34,196,498
NET ASSETS--BEGINNING OF PERIOD .......................     5,479,594      29,078,525      42,675,898       8,479,400
                                                         ------------    ------------    ------------    ------------
NET ASSETS--END OF PERIOD .............................  $  2,950,749    $  5,479,594    $  5,995,362    $ 42,675,898
                                                         ============    ============    ============    ============

42


STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------


                                                            UTILITIES FUND
                                                       ------------------------------
                                                              PERIOD             YEAR
                                                               ENDED            ENDED
                                                       SEPTEMBER 30,        MARCH 31,
                                                               2002*             2002
                                                       -------------        ---------
FROM OPERATIONS
  Net Investment Income ..............................   $    198,703    $    288,856
  Net Realized Loss on Investments ...................     (5,344,169)     (4,198,455)
  Net Change in Unrealized Depreciation on Investments     (1,362,124)     (1,115,606)
                                                         ------------    ------------
  Net Decrease in Net Assets from Operations .........     (6,507,590)     (5,025,205)
                                                         ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income:
      Investor Class .................................             --        (175,571)
      Advisor Class ..................................             --         (59,373)
      C Class ........................................             --          (2,404)
  Realized Gain on Investments:
      Investor Class .................................             --              --
      Advisor Class ..................................             --              --
      C Class ........................................             --              --
                                                         ------------    ------------
  Total Distributions to Shareholders ................             --        (237,348)
                                                         ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 6) ........................    (18,053,784)      8,120,035
                                                         ------------    ------------
  Net Increase (Decrease) in Net Assets ..............    (24,561,374)      2,857,482
NET ASSETS--BEGINNING OF PERIOD ......................     32,783,987      29,926,505
                                                         ------------    ------------
NET ASSETS--END OF PERIOD ............................   $  8,222,613    $ 32,783,987
                                                         ============    ============



* UNAUDITED

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 43



--------------------------------------------------------------------------------


This page intentionally left blank.

44


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      INVESTOR CLASS
                                                             -----------------------------
                                                                       BANKING FUND
                                                             -----------------------------
                                                                    PERIOD            YEAR
                                                                     ENDED           ENDED
                                                             SEPTEMBER 30,       MARCH 31,
                                                                    2002++            2002
                                                             -------------       ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................             $8.63           $8.27
                                                                  --------         -------
Net Investment Income+ .................................               .06             .12
Net Realized and Unrealized Gains (Losses) on Securities             (1.18)            .53
                                                                  --------         -------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................             (1.12)            .65
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................                --            (.29)
  Net Realized Capital Gain ............................                --              --
                                                                  --------         -------
Net Increase (Decrease) in Net Asset Value .............             (1.12)            .36
                                                                  --------         -------
NET ASSET VALUE--END OF PERIOD .........................             $7.51           $8.63
                                                                  ========         =======
TOTAL INVESTMENT RETURN ................................          (12.98)%           8.30%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................           1.39%**           1.50%
Net Expenses ...........................................           1.39%**           1.50%
Net Investment Income ..................................           1.46%**           1.49%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................              695%          1,292%
Net Assets, End of Period (000's omitted) ..............            $9,935         $28,992


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 45

                                                                        INVESTOR CLASS
                                                           -----------------------------------------
                                                                         BANKING FUND
                                                           -----------------------------------------
                                                                YEAR           YEAR           PERIOD
                                                               ENDED          ENDED            ENDED
                                                           MARCH 31,      MARCH 31,        MARCH 31,
                                                                2001           2000            1999*
                                                           ---------      ---------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $7.31          $8.77           $10.00
                                                             -------       --------         --------
Net Investment Income+ .................................         .14            .07              .01
Net Realized and Unrealized Gains (Losses) on Securities         .82          (1.53)           (1.24)
                                                             -------       --------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................         .96          (1.46)           (1.23)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................          --             --               --
  Net Realized Capital Gain ............................          --             --               --
                                                             -------       --------         --------
Net Increase (Decrease) in Net Asset Value .............         .96          (1.46)          (1.23)
                                                             -------       --------         --------
NET ASSET VALUE--END OF PERIOD .........................       $8.27          $7.31            $8.77
                                                             =======       ========         ========
TOTAL INVESTMENT RETURN ................................      13.13%       (16.65)%         (12.30)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................       1.30%          1.58%          1.58%**
Net Expenses ...........................................       1.29%          1.57%          1.57%**
Net Investment Income ..................................       1.77%          0.87%          0.13%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................      1,394%         3,829%          11,211%
Net Assets, End of Period (000's omitted) ..............     $38,508        $39,546           $7,827

46

--------------------------------------------------------------------------------

                                                               INVESTOR CLASS
                                                        ------------------------------
                                                             BASIC MATERIALS FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................        $8.10            $7.01
                                                             --------          -------
Net Investment Income+ .................................          .02              .09
Net Realized and Unrealized Gains (Losses) on Securities        (2.22)            1.09
                                                             --------          -------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (2.20)            1.18
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --             (.09)
  Net Realized Capital Gain ............................           --               --
                                                             --------          -------
Net Increase (Decrease) in Net Asset Value .............        (2.20)            1.09
                                                             --------          -------
NET ASSET VALUE--END OF PERIOD .........................        $5.90            $8.10
                                                             ========          =======
TOTAL INVESTMENT RETURN ................................     (27.16)%           16.89%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.40%**            1.41%
Net Expenses ...........................................      1.40%**            1.41%
Net Investment Income (Loss) ...........................      0.53%**            1.12%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................         697%           1,523%
Net Assets, End of Period (000's omitted) ..............       $8,536          $45,716


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 47


                                                                   INVESTOR CLASS
                                                         ------------------------------------
                                                               BASIC MATERIALS FUND
                                                         ------------------------------------
                                                              YEAR           YEAR      PERIOD
                                                             ENDED          ENDED       ENDED
                                                         MARCH 31,      MARCH 31,   MARCH 31,
                                                              2001           2000       1999*
                                                         ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................     $7.97          $7.75       $10.00
                                                          --------       --------    ---------
Net Investment Income+ .................................       .06            .20        --
Net Realized and Unrealized Gains (Losses) on Securities     (1.02)           .02        (2.25)
                                                          --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................      (.96)           .22        (2.25)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................        --             --           --
  Net Realized Capital Gain ............................        --             --           --
                                                          --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............      (.96)           .22        (2.25)
                                                          --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................     $7.01          $7.97        $7.75
                                                          ========       ========    =========
TOTAL INVESTMENT RETURN ................................  (12.05)%          2.84%     (22.50)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................     1.52%          1.54%      1.62%**
Net Expenses ...........................................     1.52%          1.53%      1.61%**
Net Investment Income (Loss) ...........................     0.79%          2.21%    (0.02)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................    2,600%         3,641%       5,704%
Net Assets, End of Period (000's omitted) ..............   $16,593        $16,851       $2,179

48

--------------------------------------------------------------------------------


                                                                  INVESTOR CLASS
                                                        ------------------------------
                                                                BIOTECHNOLOGY FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $20.86           $21.66
                                                            ---------         --------
Net Investment Loss+ ...................................         (.10)            (.28)
Net Realized and Unrealized Gains (Losses) on Securities        (7.87)            (.52)
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (7.97)            (.80)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --               --
  Net Realized Capital Gain ............................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (7.97)            (.80)
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................       $12.89           $20.86
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (38.21)%          (3.69)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.40%**            1.23%
Net Expenses ...........................................      1.40%**            1.23%
Net Investment Loss ....................................    (1.34)%**          (1.20)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................         298%             390%
Net Assets, End of Period (000's omitted) ..............     $113,617         $218,263


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 49


                                                                   INVESTOR CLASS
                                                         ------------------------------------
                                                                 BIOTECHNOLOGY FUND
                                                         ------------------------------------
                                                              YEAR           YEAR      PERIOD
                                                             ENDED          ENDED       ENDED
                                                         MARCH 31,      MARCH 31,   MARCH 31,
                                                              2001           2000       1999*
                                                         ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................    $28.88         $12.81       $10.00
                                                         ---------      ---------    ---------
Net Investment Loss+ ...................................      (.35)          (.34)        (.16)
Net Realized and Unrealized Gains (Losses) on Securities     (6.87)         16.45         2.97
                                                         ---------      ---------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................     (7.22)         16.11         2.81
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................        --             --           --
  Net Realized Capital Gain ............................        --           (.04)          --
                                                         ---------      ---------    ---------
Net Increase (Decrease) in Net Asset Value .............     (7.22)         16.07         2.81
                                                         ---------      ---------    ---------
NET ASSET VALUE--END OF PERIOD .........................    $21.66         $28.88       $12.81
                                                         =========      =========    =========
TOTAL INVESTMENT RETURN ................................  (25.00)%        125.98%       28.10%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................     1.24%          1.42%      1.56%**
Net Expenses ...........................................     1.23%          1.41%      1.55%**
Net Investment Loss ....................................   (1.17)%        (1.29)%    (1.52)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................      305%           699%       2,670%
Net Assets, End of Period (000's omitted) ..............  $283,407       $456,303      $38,205

50

--------------------------------------------------------------------------------

                                                                INVESTOR CLASS
                                                        ------------------------------
                                                            CONSUMER PRODUCTS FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................        $8.36            $7.18
                                                             --------          -------
Net Investment Income+ .................................          .03              .04
Net Realized and Unrealized Gains (Losses) on Securities        (1.23)            1.16
                                                             --------          -------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (1.20)            1.20
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --             (.02)
  Net Realized Capital Gain ............................           --               --
                                                             --------          -------
Net Increase (Decrease) in Net Asset Value .............        (1.20)            1.18
                                                             --------          -------
NET ASSET VALUE--END OF PERIOD .........................        $7.16            $8.36
                                                             --------          -------
TOTAL INVESTMENT RETURN ................................     (14.35)%           16.71%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.39%**            1.56%
Net Expenses ...........................................      1.39%**            1.56%
Net Investment Income (Loss) ...........................      0.65%**            0.53%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................         581%             890%
Net Assets, End of Period (000's omitted) ..............       $6,154          $20,083


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: JULY 6, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 51

                                                                      INVESTOR CLASS
                                                            -------------------------------------
                                                                   CONSUMER PRODUCTS FUND
                                                            -------------------------------------
                                                                  YEAR           YEAR      PERIOD
                                                                 ENDED          ENDED       ENDED
                                                             MARCH 31,      MARCH 31,   MARCH 31,
                                                                  2001           2000       1999*
                                                             ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................         $7.56          $9.71       $10.00
                                                               -------       --------    ---------
Net Investment Income+ .................................           .07            .04           --
Net Realized and Unrealized Gains (Losses) on Securities          (.45)         (1.84)        (.29)
                                                               -------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................          (.38)         (1.80)        (.29)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................            --             --           --
  Net Realized Capital Gain ............................            --           (.35)          --
                                                               -------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............          (.38)         (2.15)        (.29)
                                                               -------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................         $7.18          $7.56        $9.71
                                                               -------       --------    ---------
TOTAL INVESTMENT RETURN ................................       (5.03)%       (19.20)%      (2.90)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................         1.23%          1.37%      1.55%**
Net Expenses ...........................................         1.22%          1.36%      1.54%**
Net Investment Income (Loss) ...........................         0.94%          0.49%    (0.03)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................        1,907%         5,466%       1,255%
Net Assets, End of Period (000's omitted) ..............        $8,503         $9,181       $1,280

52

--------------------------------------------------------------------------------


                                                                INVESTOR CLASS
                                                        ------------------------------
                                                               ELECTRONICS FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $16.96           $16.54
                                                            ---------         --------
Net Investment Loss+ ...................................         (.07)            (.18)
Net Realized and Unrealized Gains (Losses) on Securities        (9.85)             .60
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (9.92)             .42
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --               --
  Net Realized Capital Gain ............................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (9.92)             .42
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $7.04           $16.96
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (58.49)%            2.54%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.40%**            1.29%
Net Expenses ...........................................      1.40%**            1.29%
Net Investment Loss ....................................    (1.19)%**          (1.08)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................       1,092%           1,279%
Net Assets, End of Period (000's omitted ...............      $20,243          $96,671



  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 53

                                                                    INVESTOR CLASS
                                                          -------------------------------------
                                                                   ELECTRONICS FUND
                                                          -------------------------------------
                                                                YEAR           YEAR      PERIOD
                                                               ENDED          ENDED       ENDED
                                                           MARCH 31,      MARCH 31,   MARCH 31,
                                                                2001           2000       1999*
                                                           ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................      $40.10         $14.02       $10.00
                                                            --------       --------    ---------
Net Investment Loss+ ...................................        (.36)          (.30)        (.15)
Net Realized and Unrealized Gains (Losses) on Securities      (23.02)         26.38         4.17
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................      (23.38)         26.08         4.02
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................          --             --           --
  Net Realized Capital Gain ............................        (.18)            --           --
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............      (23.56)         26.08         4.02
                                                            --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................      $16.54         $40.10       $14.02
                                                            ========       ========    =========
TOTAL INVESTMENT RETURN ................................    (58.48)%        186.02%       40.20%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................       1.36%          1.29%      1.57%**
Net Expenses ...........................................       1.35%          1.28%      1.56%**
Net Investment Loss ....................................     (1.09)%        (1.14)%    (1.23)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................        705%         1,162%       3,011%
Net Assets, End of Period (000's omitted ...............     $70,131       $274,554      $12,814

54

--------------------------------------------------------------------------------


                                                                INVESTOR CLASS
                                                        ------------------------------
                                                                  ENERGY FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $11.26           $11.43
                                                            ---------         --------
Net Investment Income (Loss)+ ..........................          .02              .12
Net Realized and Unrealized Gains (Losses) on Securities        (3.04)            (.19)
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (3.02)            (.07)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --             (.10)
  Net Realized Capital Gain ............................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (3.02)            (.17)
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $8.24           $11.26
                                                            ---------         --------
TOTAL INVESTMENT RETURN ................................     (26.82)%          (0.52)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.40%**            1.32%
Net Expenses ...........................................      1.40%**            1.32%
Net Investment Income (Loss) ...........................      0.42%**            1.06%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................         675%           1,502%
Net Assets, End of Period (000's omitted) ..............       $7,616          $31,769



  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 21, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 55

                                                                   INVESTOR CLASS
                                                         -------------------------------------
                                                                     ENERGY FUND
                                                         -------------------------------------
                                                               YEAR           YEAR      PERIOD
                                                              ENDED          ENDED       ENDED
                                                          MARCH 31,      MARCH 31,   MARCH 31,
                                                               2001           2000       1999*
                                                          ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................     $10.87          $8.99       $10.00
                                                           --------       --------    ---------
Net Investment Income (Loss)+ ..........................       (.08)           .08          .05
Net Realized and Unrealized Gains (Losses) on Securities        .64           1.80        (1.06)
                                                           --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        .56           1.88        (1.01)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................         --             --           --
  Net Realized Capital Gain ............................         --             --           --
                                                           --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............        .56           1.88        (1.01)
                                                           --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................     $11.43         $10.87        $8.99
                                                           --------       --------    ---------
TOTAL INVESTMENT RETURN ................................      5.15%         20.91%     (10.10)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.64%          1.58%      1.62%**
Net Expenses ...........................................      1.63%          1.57%      1.62%**
Net Investment Income (Loss) ...........................    (0.70)%          0.83%      0.69%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................     1,707%         2,854%       6,070%
Net Assets, End of Period (000's omitted) ..............    $15,715        $13,980      $17,442

56

--------------------------------------------------------------------------------


                                                                INVESTOR CLASS
                                                        ------------------------------
                                                            ENERGY SERVICES FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
                                                            ---------         --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................        $7.49            $9.10
                                                            ---------         --------
Net Investment Loss+ ...................................         (.02)            (.06)
Net Realized and Unrealized Gains (Losses) on Securities        (2.12)           (1.55)
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
Resulting from Operations ..............................        (2.14)           (1.61)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --               --
  Net Realized Capital Gain ............................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (2.14)           (1.61)
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $5.35            $7.49
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (28.57)%         (17.69)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.40%**            1.54%
Net Expenses ...........................................      1.40%**            1.54%
Net Investment Loss ....................................    (0.62)%**          (0.74)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................         364%             949%
Net Assets, End of Period (000's omitted) ..............      $11,581          $51,983


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 57


                                                                   INVESTOR CLASS
                                                         -------------------------------------
                                                              ENERGY SERVICES FUND
                                                         -------------------------------------
                                                               YEAR           YEAR      PERIOD
                                                              ENDED          ENDED       ENDED
                                                          MARCH 31,      MARCH 31,   MARCH 31,
                                                               2001           2000       1999*
                                                          ---------      ---------   ---------
                                                           --------       --------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................      $9.31          $6.02       $10.00
                                                           --------       --------    ---------
Net Investment Loss+ ...................................       (.04)          (.06)        (.07)
Net Realized and Unrealized Gains (Losses) on Securities       (.17)          3.35        (3.91)
                                                           --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
Resulting from Operations ..............................       (.21)          3.29        (3.98)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................         --             --           --
  Net Realized Capital Gain ............................         --             --           --
                                                           --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............       (.21)          3.29        (3.98)
                                                           --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................      $9.10          $9.31        $6.02
                                                           ========       ========    =========
TOTAL INVESTMENT RETURN ................................    (2.26)%         54.65%     (39.80)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.26%          1.58%      1.58%**
Net Expenses ...........................................      1.25%          1.57%      1.57%**
Net Investment Loss ....................................    (0.41)%        (0.81)%    (1.14)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................       944%         1,794%       3,170%
Net Assets, End of Period (000's omitted) ..............    $50,159        $54,609      $74,135

58

--------------------------------------------------------------------------------


                                                                INVESTOR CLASS
                                                        ------------------------------
                                                            FINANCIAL SERVICE FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $10.23           $10.00
                                                            ---------         --------
Net Investment Income (Loss)+ ..........................          .03              .04
Net Realized and Unrealized Gains (Losses) on Securities        (2.51)             .29
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
Resulting from Operations ..............................        (2.48)             .33
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --             (.10)
  Net Realized Capital Gain ............................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (2.48)             .23
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $7.75           $10.23
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (24.24)%            3.39%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.39%**            1.51%
Net Expenses ...........................................      1.39%**            1.51%
Net Investment Income (Loss) ...........................      0.58%**            0.43%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................         937%           1,110%
Net Assets, End of Period (000's omitted) ..............       $9,508          $25,147


+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
*  SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 2, 1998.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 59



                                                                    INVESTOR CLASS
                                                          -------------------------------------
                                                                 FINANCIAL SERVICE FUND
                                                          -------------------------------------
                                                                YEAR           YEAR      PERIOD
                                                               ENDED          ENDED       ENDED
                                                           MARCH 31,      MARCH 31,   MARCH 31,
                                                                2001           2000       1999*
                                                           ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $9.48          $9.99       $10.00
                                                            --------       --------    ---------
Net Investment Income (Loss)+ ..........................         .06           (.01)        (.01)
Net Realized and Unrealized Gains (Losses) on Securities         .46           (.49)          --
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
Resulting from Operations ..............................         .52           (.50)        (.01)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................          --             --           --
  Net Realized Capital Gain ............................          --           (.01)          --
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............         .52           (.51)        (.01)
                                                            --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................      $10.00          $9.48        $9.99
                                                            ========       ========    =========
TOTAL INVESTMENT RETURN ................................       5.49%        (4.97)%      (0.10)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................       1.24%          1.72%      1.58%**
Net Expenses ...........................................       1.23%          1.71%      1.57%**
Net Investment Income (Loss) ...........................       0.58%        (0.15)%    (0.07)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................      1,271%         2,770%       7,269%
Net Assets, End of Period (000's omitted) ..............     $35,190       $145,449      $22,165

60

--------------------------------------------------------------------------------


                                                                   INVESTOR CLASS
                                                        ------------------------------
                                                                  HEALTH CARE FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
                                                            ---------         --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $11.36           $11.25
                                                            ---------         --------
Net Investment Loss+ ...................................         (.01)            (.04)
Net Realized and Unrealized Gains (Losses) on Securities        (2.48)             .15
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (2.49)             .11
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --               --
  Net Realized Capital Gains ...........................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (2.49)             .11
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $8.87           $11.36
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (21.92)%            0.98%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.40%**            1.37%
Net Expenses ...........................................      1.40%**            1.37%
Net Investment Loss ....................................    (0.12)%**          (0.36)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................         849%             936%
Net Assets, End of Period (000's omitted) ..............      $20,278          $20,567



  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 17, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 61


                                                                       INVESTOR CLASS
                                                          -------------------------------------
                                                                      HEALTH CARE FUND
                                                          -------------------------------------
                                                                YEAR           YEAR      PERIOD
                                                               ENDED          ENDED       ENDED
                                                           MARCH 31,      MARCH 31,   MARCH 31,
                                                                2001           2000       1999*
                                                           ---------      ---------   ---------
                                                            --------       --------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................      $10.25         $11.45       $10.00
                                                            --------       --------    ---------
Net Investment Loss+ ...................................        (.05)          (.04)        (.02)
Net Realized and Unrealized Gains (Losses) on Securities        1.05          (1.15)        1.47
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        1.00          (1.19)        1.45
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................          --             --           --
  Net Realized Capital Gains ...........................          --           (.01)         --
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............        1.00          (1.20)        1.45
                                                            --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................      $11.25         $10.25       $11.45
                                                            ========       ========    =========
TOTAL INVESTMENT RETURN ................................       9.76%        (10.44)%      14.50%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................       1.55%          1.41%      1.44%**
Net Expenses ...........................................       1.54%          1.41%      1.43%**
Net Investment Loss ....................................     (0.39)%        (0.36)%    (0.21)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................      1,399%         4,850%       4,465%
Net Assets, End of Period (000's omitted) ..............     $42,495        $30,729      $14,016

62

--------------------------------------------------------------------------------


                                                                INVESTOR CLASS
                                                        ------------------------------
                                                                 INTERNET FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                              2002+++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...........               $30.55           $41.80
                                                            ---------         --------
Net Investment Loss+ ...........................                 (.15)            (.31)
Net Realized and Unrealized Losses on Securities               (14.69)          (10.94)
                                                            ---------         --------
Net Decrease in Net Asset Value
  Resulting from Operations ....................               (14.84)          (11.25)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ........................                   --               --
  Net Realized Capital Gains ...................                   --               --
                                                            ---------         --------
Net Decrease in Net Asset Value ................               (14.84)          (11.25)
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .................               $15.71           $30.55
                                                            =========         ========
TOTAL INVESTMENT RETURN ........................             (48.58)%         (26.91)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .................................              1.41%**            1.21%
Net Expenses ...................................              1.41%**            1.21%
Net Investment Loss ............................            (1.39)%**          (1.15)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .....................               2,966%           2,186%
Net Assets, End of Period (000's omitted) ......               $1,226           $3,124



  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
 ++ PER SHARE AMOUNTS FOR THE PERIOD ENDED MARCH 31, 2001 HAVE BEEN RESTATED TO
    REFLECT A 1:20 REVERSE STOCK SPLIT EFFECTIVE APRIL 20, 2001. +++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 6, 2000.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 63

                                                         INVESTOR CLASS
                                                         --------------
                                                         INTERNET FUND
                                                         --------------
                                                             PERIOD
                                                              ENDED
                                                          MARCH 31,
                                                            2001++*
                                                          ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...........            $200.00
                                                          ---------
Net Investment Loss+ ...........................              (1.60)
Net Realized and Unrealized Losses on Securities            (156.60)
                                                          ---------
Net Decrease in Net Asset Value
  Resulting from Operations ....................            (158.20)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ........................                 --
  Net Realized Capital Gains ...................                 --
                                                          ---------
Net Decrease in Net Asset Value ................            (158.20)
                                                          ---------
NET ASSET VALUE--END OF PERIOD .................             $41.80
                                                          =========
TOTAL INVESTMENT RETURN ........................           (79.10)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .................................            1.61%**
Net Expenses ...................................            1.61%**
Net Investment Loss ............................          (1.43)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .....................             1,937%
Net Assets, End of Period (000's omitted) ......             $1,625

64

--------------------------------------------------------------------------------


                                                                INVESTOR CLASS
                                                        ------------------------------
                                                                  LEISURE FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................        $8.00            $8.52
                                                            ---------         --------
Net Investment Income (Loss)+ ..........................         (.03)            (.11)
Net Realized and Unrealized Gains (Losses) on Securities        (1.59)            (.41)
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (1.62)            (.52)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --               --
  Net Realized Capital Gains ...........................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (1.62)            (.52)
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $6.38            $8.00
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (20.25)%          (6.10)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.39%**            1.57%
Net Expenses ...........................................      1.39%**            1.57%
Net Investment Income (Loss) ...........................    (0.77)%**          (1.27)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................       1,509%           2,609%
Net Assets, End of Period (000's omitted) ..............       $2,556          $11,443



  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 65


                                                                   INVESTOR CLASS
                                                         -------------------------------------
                                                                     LEISURE FUND
                                                         -------------------------------------
                                                               YEAR           YEAR      PERIOD
                                                              ENDED          ENDED       ENDED
                                                          MARCH 31,      MARCH 31,   MARCH 31,
                                                               2001           2000       1999*
                                                          ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................     $11.10         $11.21       $10.00
                                                           --------       --------    ---------
Net Investment Income (Loss)+ ..........................       (.12)           .03         (.08)
Net Realized and Unrealized Gains (Losses) on Securities      (2.46)          (.04)        1.29
                                                           --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................      (2.58)          (.01)        1.21
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................         --             --           --
  Net Realized Capital Gains ...........................         --           (.10)          --
                                                           --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............      (2.58)          (.11)        1.21
                                                           --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................      $8.52         $11.10       $11.21
                                                           ========       ========    =========
TOTAL INVESTMENT RETURN ................................   (23.24)%        (0.07)%       12.10%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.55%          1.58%      1.59%**
Net Expenses ...........................................      1.55%          1.58%      1.59%**
Net Investment Income (Loss) ...........................    (1.18)%          0.30%    (0.76)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................     2,756%         5,734%       5,581%
Net Assets, End of Period (000's omitted) ..............     $1,277         $5,563       $4,796

66

--------------------------------------------------------------------------------


                                                                INVESTOR CLASS
                                                        ------------------------------
                                                            PRECIOUS METALS FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                              2002+++             2002
                                                        -------------        ---------
                                                            ---------         --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $27.90           $17.73
                                                            ---------         --------
Net Investment Income (Loss)+ ..........................         (.02)             .01
Net Realized and Unrealized Gains (Losses) on Securities         (.09)           10.30
                                                            ---------         --------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations ......................         (.11)           10.31
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --             (.14)
  Net Realized Capital Gain ............................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............         (.11)           10.17
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................       $27.79           $27.90
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................      (0.39)%           58.44%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................       1.29%*            1.39%
Net Expenses ...........................................       1.29%*            1.39%
Net Investment Income (Loss) ...........................     (0.12)%*            0.07%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate** ..............................         419%             839%
Net Assets, End of Period (000's omitted) ..............      $70,454          $59,625



  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED JUNE 30, 1996 THROUGH MARCH 31, 2000
    HAVE BEEN RESTARTED TO REFLECT A 1:5 REVERSE STOCK SPLIT EFFECTIVE
    APRIL 14, 2000.
+++ UNAUDITED.
  * ANNUALIZED.
 ** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 67

                                                                          INVESTOR CLASS
                                                         --------------------------------------------------
                                                                        PRECIOUS METALS FUND
                                                         --------------------------------------------------
                                                               YEAR           YEAR        YEAR         YEAR
                                                              ENDED          ENDED       ENDED        ENDED
                                                          MARCH 31,      MARCH 31,   MARCH 31,    MARCH 31,
                                                               2001         2000++      1999++       1998++
                                                          ---------      ---------   ---------    ---------
                                                           --------       --------    ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................     $18.80         $20.95       $29.10      $38.20
                                                           --------       --------    ---------   ---------
Net Investment Income (Loss)+ ..........................        .05           (.10)        (.15)         --
Net Realized and Unrealized Gains (Losses) on Securities      (1.12)         (2.05)       (8.00)      (9.10)
                                                           --------       --------    ---------   ---------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations ......................      (1.07)         (2.15)       (8.15)      (9.10)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................         --             --           --          --
  Net Realized Capital Gain ............................         --             --           --          --
                                                           --------       --------    ---------   ---------
Net Increase (Decrease) in Net Asset Value .............      (1.07)         (2.15)       (8.15)      (9.10)
                                                           --------       --------    ---------   ---------
NET ASSET VALUE--END OF PERIOD .........................     $17.73         $18.80       $20.95      $29.10
                                                           ========       ========    =========   =========
TOTAL INVESTMENT RETURN ................................     (5.69%)      (10.26)%     (28.01)%    (23.82)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.18%          1.23%        1.37%       1.42%
Net Expenses ...........................................      1.17%          1.23%        1.36%       1.41%
Net Investment Income (Loss) ...........................      0.30%        (0.34)%      (0.69)%       0.05%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate** ..............................       822%         1,004%       1,191%        752%
Net Assets, End of Period (000's omitted) ..............    $25,096        $37,780      $26,823     $34,538

68

--------------------------------------------------------------------------------


                                                                INVESTOR CLASS
                                                        ------------------------------
                                                                RETAILING FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
                                                            ---------         --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $11.12           $10.29
                                                            ---------         --------
Net Investment Income (Loss)+ ..........................         (.04)            (.10)
Net Realized and Unrealized Gains (Losses) on Securities        (2.82)             .93
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (2.86)             .83
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --               --
  Net Realized Capital Gains ...........................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (2.86)             .83
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $8.26           $11.12
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (25.72)%            8.07%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.40%**            1.44%
Net Expenses ...........................................      1.40%**            1.44%
Net Investment Income (Loss) ...........................    (0.89)%**          (0.92)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................       1,681%           2,030%
Net Assets, End of Period (000's omitted) ..............       $5,852          $21,667


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1,1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 69


                                                                   INVESTOR CLASS
                                                         -------------------------------------
                                                                   RETAILING FUND
                                                         -------------------------------------
                                                               YEAR           YEAR      PERIOD
                                                              ENDED          ENDED       ENDED
                                                          MARCH 31,      MARCH 31,   MARCH 31,
                                                               2001           2000       1999*
                                                          ---------      ---------   ---------
                                                           --------       --------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................     $13.22         $13.54       $10.00
                                                           --------       --------    ---------
Net Investment Income (Loss)+ ..........................       (.09)           .02         (.10)
Net Realized and Unrealized Gains (Losses) on Securities      (2.84)          (.23)        3.64
                                                           --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................      (2.93)          (.21)        3.54
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................         --             --           --
  Net Realized Capital Gains ...........................         --           (.11)          --
                                                           --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............      (2.93)          (.32)        3.54
                                                           --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................     $10.29         $13.22       $13.54
                                                           ========       ========    =========
TOTAL INVESTMENT RETURN ................................   (22.16)%        (1.51)%       35.40%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.51%          1.44%      1.42%**
Net Expenses ...........................................      1.50%          1.44%      1.42%**
Net Investment Income (Loss) ...........................    (0.78)%          0.16%    (0.81)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................     3,062%         2,537%       3,243%
Net Assets, End of Period (000's omitted) ..............    $33,228        $81,097      $45,219

70

--------------------------------------------------------------------------------


                                                                INVESTOR CLASS
                                                        ------------------------------
                                                               TECHNOLOGY FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $11.00           $12.70
                                                            ---------         --------
Net Investment Loss+ ...................................         (.05)            (.15)
Net Realized and Unrealized Gains (Losses) on Securities        (5.12)           (1.55)
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (5.17)           (1.70)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --               --
  Net Realized Capital Gains ...........................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (5.17)           (1.70)
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $5.83           $11.00
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (47.00)%         (13.39)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.39%**            1.44%
Net Expenses ...........................................      1.39%**            1.44%
Net Investment Loss ....................................    (1.13)%**          (1.21)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................       1,021%           1,017%
Net Assets, End of Period (000's omitted) ..............       $4,903          $35,815


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 14, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 71


                                                                    INVESTOR CLASS
                                                          -------------------------------------
                                                                    TECHNOLOGY FUND
                                                          -------------------------------------
                                                                YEAR           YEAR      PERIOD
                                                               ENDED          ENDED       ENDED
                                                           MARCH 31,      MARCH 31,   MARCH 31,
                                                                2001           2000       1999*
                                                           ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................      $31.59         $17.02       $10.00
                                                            --------       --------    ---------
Net Investment Loss+ ...................................        (.24)          (.19)        (.16)
Net Realized and Unrealized Gains (Losses) on Securities      (18.65)         14.76         7.18
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................      (18.89)         14.57         7.02
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................          --             --           --
  Net Realized Capital Gains ...........................          --             --           --
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............      (18.89)         14.57         7.02
                                                            --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................      $12.70         $31.59       $17.02
                                                            ========       ========    =========
TOTAL INVESTMENT RETURN ................................    (59.80)%         85.61%       70.20%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................       1.30%          1.41%      1.39%**
Net Expenses ...........................................       1.30%          1.40%      1.39%**
Net Investment Loss ....................................     (1.01)%        (0.85)%    (1.23)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................      2,202%         4,929%       4,598%
Net Assets, End of Period (000's omitted) ..............     $26,660        $90,002      $24,400

72

--------------------------------------------------------------------------------


                                                                INVESTOR CLASS
                                                        ------------------------------
                                                            TELECOMMUNICATIONS FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................        $5.04            $8.01
                                                            ---------         --------
Net Investment Income (Loss)+ ..........................          .04             (.04)
Net Realized and Unrealized Gains (Losses) on Securities        (2.44)           (2.90)
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (2.40)           (2.94)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net InvestmentIncome .................................           --               --
  Net Realized Capital Gains ...........................           --             (.03)
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (2.40)           (2.97)
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $2.64            $5.04
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (47.62)%         (36.84)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.38%**            1.51%
Net Expenses ...........................................      1.38%**            1.51%
Net Investment Income (Loss) ...........................      2.36%**          (0.60)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................       3,289%           1,192%
Net Assets, End of Period (000's omitted) ..............       $2,744           $4,530


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 73


                                                                     INVESTOR CLASS
                                                           -------------------------------------
                                                                   TELECOMMUNICATIONS FUND
                                                           -------------------------------------
                                                                 YEAR           YEAR      PERIOD
                                                                ENDED          ENDED       ENDED
                                                            MARCH 31,      MARCH 31,   MARCH 31,
                                                                 2001           2000       1999*
                                                            ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $20.39         $13.03       $10.00
                                                             --------       --------    ---------
Net Investment Income (Loss)+ ..........................         (.10)          (.10)        (.04)
Net Realized and Unrealized Gains (Losses) on Securities       (12.28)          7.47         3.07
                                                             --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................       (12.38)          7.37         3.03
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net InvestmentIncome .................................           --             --           --
  Net Realized Capital Gains ...........................           --           (.01)          --
                                                             --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............       (12.38)          7.36         3.03
                                                             --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................        $8.01         $20.39       $13.03
                                                             ========       ========    =========
TOTAL INVESTMENT RETURN ................................     (60.72)%         56.54%       30.30%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................        1.37%          1.50%      1.56%**
Net Expenses ...........................................        1.37%          1.49%      1.55%**
Net Investment Income (Loss) ...........................      (0.65)%        (0.59)%    (0.34)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................       1,273%         1,555%       2,788%
Net Assets, End of Period (000's omitted) ..............       $9,924        $66,904      $12,300

74

--------------------------------------------------------------------------------


                                                                INVESTOR CLASS
                                                        ------------------------------
                                                              TRANSPORTATION FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................        $6.95            $6.42
                                                            ---------         --------
Net Investment Loss+ ...................................         (.02)            (.03)
Net Realized and Unrealized Gains (Losses) on Securities        (1.72)             .56
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (1.74)             .53
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net InvestmentIncome .................................           --               --
  Net Realized Capital Gains ...........................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (1.74)             .53
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $5.21            $6.95
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (25.04)%             8.26%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.40%**            1.56%
Net Expenses ...........................................      1.40%**            1.56%
Net Investment Loss ....................................    (0.56)%**          (0.51)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................       1,420%           1,704%
Net Assets, End of Period (000's omitted) ..............       $5,701          $18,215


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 2, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 75


                                                                   INVESTOR CLASS
                                                         -------------------------------------
                                                                 TRANSPORTATION FUND
                                                         -------------------------------------
                                                               YEAR           YEAR      PERIOD
                                                              ENDED          ENDED       ENDED
                                                          MARCH 31,      MARCH 31,   MARCH 31,
                                                               2001           2000       1999*
                                                          ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................      $6.24          $7.99       $10.00
                                                           --------       --------    ---------
Net Investment Loss+ ...................................         --           (.07)        (.03)
Net Realized and Unrealized Gains (Losses) on Securities        .18          (1.68)       (1.98)
                                                           --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        .18          (1.75)       (2.01)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net InvestmentIncome .................................         --             --           --
  Net Realized Capital Gains ...........................         --             --           --
                                                           --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............        .18          (1.75)       (2.01)
                                                           --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................      $6.42          $6.24        $7.99
                                                           ========       ========    =========
TOTAL INVESTMENT RETURN ................................      2.88%       (21.90)%     (20.10)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.55%          1.97%      1.58%**
Net Expenses ...........................................      1.54%          1.96%      1.58%**
Net Investment Loss ....................................    (0.05)%        (0.92)%    (0.36%)**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................     1,293%         1,970%       7,583%
Net Assets, End of Period (000's omitted) ..............     $8,246        $18,501       $3,014

76

--------------------------------------------------------------------------------


                                                                INVESTOR CLASS
                                                        ------------------------------
                                                                UTILITIES FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....................      $8.48           $11.84
                                                            ---------         --------
Net Investment Income+ ...................................        .10              .20
Net Realized and Unrealized Gains (Losses) on Securities .      (3.13)           (3.04)
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............................      (3.03)           (2.84)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..................................         --             (.52)
  Net Realized Capital Gain ..............................         --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value ...............      (3.03)           (3.36)
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD ...........................      $5.45            $8.48
                                                            =========         ========
TOTAL INVESTMENT RETURN ..................................   (35.73)%         (24.07)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................................    1.40%**            1.54%
Net Expenses .............................................    1.40%**            1.54%
Net Investment Income ....................................    2.97%**            2.00%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............................     1,419%           2,418%
Net Assets, End of Period (000's omitted) ................     $7,567          $26,539



  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 3, 2000.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 77

                                                           INVESTOR CLASS
                                                           --------------
                                                           UTILITIES FUND
                                                           --------------
                                                               PERIOD
                                                                ENDED
                                                            MARCH 31,
                                                                2001*
                                                            ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .......................   $10.00
                                                             --------
Net Investment Income+ .....................................      .18
Net Realized and Unrealized Gains (Losses) on Securities ...     1.66
                                                             --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ................................     1.84
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ....................................       --
  Net Realized Capital Gain ................................       --
                                                             --------
Net Increase (Decrease) in Net Asset Value .................     1.84
                                                             --------
NET ASSET VALUE--END OF PERIOD .............................   $11.84
                                                             ========
TOTAL INVESTMENT RETURN ....................................   18.40%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .............................................  1.59%**
Net Expenses ...............................................  1.59%**
Net Investment Income ......................................  1.65%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................   1,591%
Net Assets, End of Period (000's omitted) ..................  $15,566

78

--------------------------------------------------------------------------------


                                                                   ADVISOR CLASS
                                                        ------------------------------
                                                                    BANKING FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................        $8.41            $8.13
                                                            ---------         --------
Net Investment Income+ .................................          .04              .08
Net Realized and Unrealized Gains (Losses) on Securities        (1.16)             .49
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (1.12)             .57
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --             (.29)
  Net Realized Capital Gain ............................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (1.12)             .28
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $7.29            $8.41
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (13.32)%            7.44%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.89%**            1.91%
Net Expenses ...........................................      1.89%**            1.91%
Net Investment Income ..................................      0.85%**            0.95%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................         695%           1,292%
Net Assets, End of Period (000's omitted) ..............       $8,849          $23,281



  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 79


                                                                     ADVISOR CLASS
                                                         -------------------------------------
                                                                     BANKING FUND
                                                         -------------------------------------
                                                               YEAR           YEAR      PERIOD
                                                              ENDED          ENDED       ENDED
                                                          MARCH 31,      MARCH 31,   MARCH 31,
                                                               2001           2000       1999*
                                                          ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................      $7.24          $8.74       $10.00
                                                           --------       --------    ---------
Net Investment Income+ .................................        .13            .01          .03
Net Realized and Unrealized Gains (Losses) on Securities        .76          (1.51)      (1.29)
                                                           --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        .89          (1.50)      (1.26)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................         --             --           --
  Net Realized Capital Gain ............................         --             --           --
                                                           --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............        .89          (1.50)      (1.26)
                                                           --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................      $8.13          $7.24        $8.74
                                                           ========       ========    =========
TOTAL INVESTMENT RETURN ................................     12.29%       (17.16)%     (12.60)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.73%          2.06%      2.08%**
Net Expenses ...........................................      1.73%          2.05%      2.08%**
Net Investment Income ..................................      1.68%          0.07%      0.28%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................     1,394%         3,829%      11,211%
Net Assets, End of Period (000's omitted) ..............    $20,378        $17,872           $2

80

--------------------------------------------------------------------------------


                                                                   ADVISOR CLASS
                                                        ------------------------------
                                                               BASIC MATERIALS FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................        $7.97            $6.93
                                                            ---------         --------
Net Investment Income (Loss)+ ..........................         (.02)             .05
Net Realized and Unrealized Gains (Losses) on Securities        (2.16)            1.08
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (2.18)            1.13
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --             (.09)
  Net Realized Capital Gain ............................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (2.18)            1.04
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $5.79            $7.97
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (27.35)%           16.36%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.89%**            2.00%
Net Expenses ...........................................      1.89%**            2.00%
Net Investment Income (Loss) ...........................    (0.40)%**            0.65%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................         697%           1,523%
Net Assets, End of Period (000's omitted) ..............       $2,908          $30,839



  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 14, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 81


                                                                      ADVISOR CLASS
                                                          -------------------------------------
                                                                   BASIC MATERIALS FUND
                                                          -------------------------------------
                                                                YEAR           YEAR      PERIOD
                                                               ENDED          ENDED       ENDED
                                                           MARCH 31,      MARCH 31,   MARCH 31,
                                                                2001           2000       1999*
                                                           ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $7.93          $7.72       $10.56
                                                            --------       --------    ---------
Net Investment Income (Loss)+ ..........................         .05           (.01)         .13
Net Realized and Unrealized Gains (Losses) on Securities       (1.05)           .22        (2.97)
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................       (1.00)           .21        (2.84)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................          --             --           --
  Net Realized Capital Gain ............................          --             --           --
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............       (1.00)           .21        (2.84)
                                                            --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................       $6.93          $7.93        $7.72
                                                            ========       ========    =========
TOTAL INVESTMENT RETURN ................................    (12.61)%          2.72%     (26.89)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................       2.08%          2.01%      1.96%**
Net Expenses ...........................................       2.07%          2.00%      1.95%**
Net Investment Income (Loss) ...........................       0.71%        (0.10)%      1.25%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................      2,600%         3,641%       5,704%
Net Assets, End of Period (000's omitted) ..............        $238         $5,082         $688

82

--------------------------------------------------------------------------------


                                                                   ADVISOR CLASS
                                                        ------------------------------
                                                                BIOTECHNOLOGY FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $20.36           $21.25
                                                            ---------         --------
Net Investment Income (Loss)+ ..........................         (.13)            (.40)
Net Realized and Unrealized Gains (Losses) on Securities        (7.68)            (.49)
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (7.81)            (.89)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --               --
  Net Realized Capital Gain ............................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (7.81)            (.89)
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................       $12.55           $20.36
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (38.36)%          (4.19)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.91%**            1.72%
Net Expenses ...........................................      1.91%**            1.72%
Net Investment Income (Loss) ...........................    (1.85)%**          (1.69)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................         298%             390%
Net Assets, End of Period (000's omitted) ..............      $16,402          $20,931


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 83


                                                                      ADVISOR CLASS
                                                          -------------------------------------
                                                                    BIOTECHNOLOGY FUND
                                                          -------------------------------------
                                                                YEAR           YEAR      PERIOD
                                                               ENDED          ENDED       ENDED
                                                           MARCH 31,      MARCH 31,   MARCH 31,
                                                                2001           2000       1999*
                                                           ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................      $28.46         $12.66       $10.00
                                                            --------       --------    ---------
Net Investment Income (Loss)+ ..........................        (.49)          (.44)         .18
Net Realized and Unrealized Gains (Losses) on Securities       (6.72)         16.28         2.48
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................       (7.21)         15.84         2.66
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................          --             --           --
  Net Realized Capital Gain ............................          --           (.04)          --
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............       (7.21)         15.80         2.66
                                                            --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................      $21.25         $28.46       $12.66
                                                            ========       ========    =========
TOTAL INVESTMENT RETURN ................................    (25.33)%        125.34%       26.60%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................       1.74%          1.93%      2.16%**
Net Expenses ...........................................       1.73%          1.92%      2.16%**
Net Investment Income (Loss) ...........................     (1.68)%        (1.96)%      1.79%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................        305%           699%       2,670%
Net Assets, End of Period (000's omitted) ..............     $25,739        $45,757       $1,838

84

--------------------------------------------------------------------------------


                                                                   ADVISOR CLASS
                                                        ------------------------------
                                                            CONSUMER PRODUCTS FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................        $8.23            $7.08
                                                            ---------         --------
Net Investment Income (Loss)+ ..........................           --              .01
Net Realized and Unrealized Gains (Losses) on Securities        (1.20)            1.16
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (1.20)            1.17
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --             (.02)
  Net Realized Capital Gain ............................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (1.20)            1.15
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $7.03            $8.23
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (14.58)%           16.52%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.89%**            2.02%
Net Expenses ...........................................      1.89%**            2.02%
Net Investment Income (Loss) ...........................    (0.03)%**            0.18%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................         581%             890%
Net Assets, End of Period (000's omitted) ..............      $21,642          $33,201


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 17, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 85


                                                                      ADVISOR CLASS
                                                          -------------------------------------
                                                                 CONSUMER PRODUCTS FUND
                                                          -------------------------------------
                                                                YEAR           YEAR      PERIOD
                                                               ENDED          ENDED       ENDED
                                                           MARCH 31,      MARCH 31,   MARCH 31,
                                                                2001           2000       1999*
                                                           ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $7.50          $9.70        $8.73
                                                            --------       --------    ---------
Net Investment Income (Loss)+ ..........................          --           (.08)        (.08)
Net Realized and Unrealized Gains (Losses) on Securities        (.42)         (1.77)        1.05
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (.42)         (1.85)         .97
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................          --             --           --
  Net Realized Capital Gain ............................          --           (.35)          --
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............        (.42)         (2.20)         .97
                                                            --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................       $7.08          $7.50        $9.70
                                                            ========       ========    =========
TOTAL INVESTMENT RETURN ................................     (5.60)%       (19.76)%       11.11%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................       1.85%          2.13%      2.05%**
Net Expenses ...........................................       1.84%          2.13%      2.04%**
Net Investment Income (Loss) ...........................       0.02%        (1.01)%    (1.38)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................      1,907%         5,466%       1,255%
Net Assets, End of Period (000's omitted) ..............     $18,104         $3,135      $20,952

86

--------------------------------------------------------------------------------


                                                                   ADVISOR CLASS
                                                        ------------------------------
                                                                  ELECTRONICS FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
                                                            ---------         --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $16.62           $16.28
                                                            ---------         --------
Net Investment Loss+ ...................................         (.11)            (.26)
Net Realized and Unrealized Gains (Losses) on Securities        (9.64)             .60
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (9.75)             .34
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --               --
  Net Realized Capital Gain ............................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (9.75)             .34
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $6.87           $16.62
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (58.66)%            2.09%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.87%**            1.75%
Net Expenses ...........................................      1.87%**            1.75%
Net Investment Loss ....................................    (1.66)%**          (1.50)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................       1,092%           1,279%
Net Assets, End of Period (000's omitted) ..............         $658           $9,528


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 2, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 87


                                                                     ADVISOR CLASS
                                                         -------------------------------------
                                                                    ELECTRONICS FUND
                                                         -------------------------------------
                                                               YEAR           YEAR      PERIOD
                                                              ENDED          ENDED       ENDED
                                                          MARCH 31,      MARCH 31,   MARCH 31,
                                                               2001           2000       1999*
                                                          ---------      ---------   ---------
                                                           --------       --------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................     $39.66         $13.96        $9.98
                                                           --------       --------    ---------
Net Investment Loss+ ...................................       (.58)          (.35)        (.23)
Net Realized and Unrealized Gains (Losses) on Securities     (22.62)         26.05         4.21
                                                           --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................     (23.20)         25.70         3.98
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................         --             --           --
  Net Realized Capital Gain ............................       (.18)            --           --
                                                           --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............     (23.38)         25.70         3.98
                                                           --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................     $16.28         $39.66       $13.96
                                                           ========       ========    =========
TOTAL INVESTMENT RETURN ................................   (58.68)%        184.10%       39.88%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.87%          1.76%      2.05%**
Net Expenses ...........................................      1.86%          1.75%      2.04%**
Net Investment Loss ....................................    (1.74)%        (1.51)%    (1.86)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................       705%         1,162%       3,011%
Net Assets, End of Period (000's omitted) ..............     $7,325        $25,034       $4,024

88

--------------------------------------------------------------------------------


                                                                   ADVISOR CLASS
                                                        ------------------------------
                                                                    ENERGY FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $11.09           $11.33
                                                            ---------         --------
Net Investment Income (Loss)+ ..........................          .01              .05
Net Realized and Unrealized Gains (Losses) on Securities        (3.01)            (.19)
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (3.00)            (.14)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --             (.10)
  Net Realized Capital Gain ............................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (3.00)            (.24)
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $8.09           $11.09
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (27.05)%          (1.14)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.89%**            1.80%
Net Expenses ...........................................      1.89%**            1.80%
Net Investment Income (Loss) ...........................      0.24%**            0.42%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................         675%           1,502%
Net Assets, End of Period (000's omitted) ..............       $8,835           $9,621


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 5, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 89


                                                                      ADVISOR CLASS
                                                          -------------------------------------
                                                                       ENERGY FUND
                                                          -------------------------------------
                                                                YEAR           YEAR      PERIOD
                                                               ENDED          ENDED       ENDED
                                                           MARCH 31,      MARCH 31,   MARCH 31,
                                                                2001           2000       1999*
                                                           ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................      $10.84          $9.01       $10.07
                                                            --------       --------    ---------
Net Investment Income (Loss)+ ..........................        (.03)           .15         (.14)
Net Realized and Unrealized Gains (Losses) on Securities         .52           1.68         (.92)
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................         .49           1.83        (1.06)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................          --             --           --
  Net Realized Capital Gain ............................          --             --           --
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............         .49           1.83        (1.06)
                                                            --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................      $11.33         $10.84        $9.01
                                                            ========       ========    =========
TOTAL INVESTMENT RETURN ................................       4.52%         20.31%     (10.53)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................       2.11%          2.06%      1.99%**
Net Expenses ...........................................       2.11%          2.05%      1.98%**
Net Investment Income (Loss) ...........................     (0.26)%          1.45%    (1.75)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................      1,707%         2,854%       6,070%
Net Assets, End of Period (000's omitted) ..............      $4,269         $4,432         $609

90

--------------------------------------------------------------------------------

                                                                 ADVISOR CLASS
                                                        ------------------------------
                                                              ENERGY SERVICES FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................        $7.36            $8.99
                                                            ---------         --------
Net Investment Loss+ ...................................         (.04)            (.09)
Net Realized and Unrealized Gains (Losses) on Securities        (2.09)           (1.54)
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (2.13)           (1.63)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --               --
  Net Realized Capital Gain ............................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (2.13)           (1.63)
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $5.23            $7.36
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (28.94)%         (18.13)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.90%**            1.97%
Net Expenses ...........................................      1.90%**            1.97%
Net Investment Loss ....................................    (1.18)%**          (1.21)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................         364%             949%
Net Assets, End of Period (000's omitted) ..............       $1,166          $22,051


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 2, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 91


                                                                     ADVISOR CLASS
                                                          -------------------------------------
                                                                  ENERGY SERVICES FUND
                                                          -------------------------------------
                                                                YEAR           YEAR      PERIOD
                                                               ENDED          ENDED       ENDED
                                                           MARCH 31,      MARCH 31,   MARCH 31,
                                                                2001           2000       1999*
                                                           ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $9.23          $6.01        $9.86
                                                            --------       --------    ---------
Net Investment Loss+ ...................................        (.11)          (.11)        (.09)
Net Realized and Unrealized Gains (Losses) on Securities        (.13)          3.33        (3.76)
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (.24)          3.22        (3.85)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................          --             --           --
  Net Realized Capital Gain ............................          --             --           --
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............        (.24)          3.22        (3.85)
                                                            --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................       $8.99          $9.23        $6.01
                                                            ========       ========    =========
TOTAL INVESTMENT RETURN ................................     (2.60)%         53.58%     (39.05)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................       1.74%          2.20%      2.05%**
Net Expenses ...........................................       1.73%          2.20%      2.04%**
Net Investment Loss ....................................     (1.17)%        (1.49)%    (1.66)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................        944%         1,794%       3,170%
Net Assets, End of Period (000's omitted) ..............      $2,879        $34,524      $22,323

92

--------------------------------------------------------------------------------


                                                                   ADVISOR CLASS
                                                        ------------------------------
                                                            FINANCIAL SERVICES FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
                                                            ---------         --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $10.08            $9.89
                                                            ---------         --------
Net Investment Income (Loss)+ ..........................          .01             (.01)
Net Realized and Unrealized Gains (Losses) on Securities        (2.46)             .30
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (2.45)             .29
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --             (.10)
  Net Realized Capital Gain ............................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (2.45)             .19
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $7.63           $10.08
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (24.31)%            3.02%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.89%**            2.02%
Net Expenses ...........................................      1.89%**            2.02%
Net Investment Income (Loss) ...........................      0.21%**          (0.08)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................         937%           1,110%
Net Assets, End of Period (000's omitted) ..............      $23,087          $40,968


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 6, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 93


                                                                      ADVISOR CLASS
                                                          -------------------------------------
                                                                 FINANCIAL SERVICES FUND
                                                          -------------------------------------
                                                                YEAR           YEAR      PERIOD
                                                               ENDED          ENDED       ENDED
                                                           MARCH 31,      MARCH 31,   MARCH 31,
                                                                2001           2000       1999*
                                                           ---------      ---------   ---------
                                                            --------       --------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $9.42          $9.95       $10.47
                                                            --------       --------    ---------
Net Investment Income (Loss)+ ..........................         .01           (.05)        (.05)
Net Realized and Unrealized Gains (Losses) on Securities         .46           (.47)        (.47)
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................         .47           (.52)        (.52)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................          --             --           --
  Net Realized Capital Gain ............................          --           (.01)          --
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............         .47           (.53)        (.52)
                                                            --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................       $9.89          $9.42        $9.95
                                                            ========       ========    =========
TOTAL INVESTMENT RETURN ................................       4.99%        (5.19)%      (4.97)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................       1.74%          2.29%      2.13%**
Net Expenses ...........................................       1.73%          2.28%      2.12%**
Net Investment Income (Loss) ...........................       0.05%        (0.64)%    (0.60)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................      1,271%         2,770%       7,269%
Net Assets, End of Period (000's omitted) ..............     $30,627       $129,760      $21,387

94

--------------------------------------------------------------------------------

                                                                   ADVISOR CLASS
                                                        ------------------------------
                                                                 HEALTH CARE FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $11.11           $11.06
                                                            ---------         --------
Net Investment Loss+ ...................................         (.02)            (.09)
Net Realized and Unrealized Gains (Losses) on Securities        (2.43)             .14
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (2.45)             .05
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --               --
  Net Realized Capital Gains ...........................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (2.45)             .05
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $8.66           $11.11
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (22.05)%            0.45%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.90%**            1.85%
Net Expenses ...........................................      1.90%**            1.85%
Net Investment Loss ....................................    (0.44)%**          (0.81)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................         849%             936%
Net Assets, End of Period (000's omitted) ..............      $29,859          $29,504


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 11, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 95


                                                                      ADVISOR CLASS
                                                          -------------------------------------
                                                                    HEALTH CARE FUND
                                                          -------------------------------------
                                                                YEAR           YEAR      PERIOD
                                                               ENDED          ENDED       ENDED
                                                           MARCH 31,      MARCH 31,   MARCH 31,
                                                                2001           2000       1999*
                                                           ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................      $10.12         $11.37        $9.93
                                                            --------       --------    ---------
Net Investment Loss+ ...................................        (.11)          (.15)        (.18)
Net Realized and Unrealized Gains (Losses) on Securities        1.05          (1.09)        1.62
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................         .94          (1.24)        1.44
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................          --             --           --
  Net Realized Capital Gains ...........................          --           (.01)          --
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............         .94          (1.25)        1.44
                                                            --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................      $11.06         $10.12       $11.37
                                                            ========       ========    =========
TOTAL INVESTMENT RETURN ................................       9.29%       (10.95)%       14.50%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................       2.05%          2.16%      2.24%**
Net Expenses ...........................................       2.04%          2.15%      2.23%**
Net Investment Loss ....................................     (0.98)%        (1.51)%    (1.96)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................      1,399%         4,850%       4,465%
Net Assets, End of Period (000's omitted) ..............     $24,444         $1,741          $24

96

--------------------------------------------------------------------------------


                                                           ADVISOR CLASS
                                                ------------------------------
                                                            INTERNET FUND
                                                ------------------------------
                                                       PERIOD             YEAR
                                                        ENDED            ENDED
                                                SEPTEMBER 30,        MARCH 31,
                                                      2002+++             2002
                                                -------------        ---------
                                                    ---------         --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...........       $30.18           $41.60
                                                    ---------         --------
Net Investment Loss+ ...........................         (.22)            (.64)
Net Realized and Unrealized Losses on Securities       (14.49)          (10.78)
                                                    ---------         --------
Net Decrease in Net Asset Value
  Resulting from Operations ....................       (14.71)          (11.42)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ........................           --               --
  Net Realized Capital Gains ...................           --               --
                                                    ---------         --------
Net Decrease in Net Asset Value ................       (14.71)          (11.42)
                                                    ---------         --------
NET ASSET VALUE--END OF PERIOD .................       $15.47           $30.18
                                                    =========         ========
TOTAL INVESTMENT RETURN ........................     (48.74)%         (27.45)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .................................      1.91%**            1.74%
Net Expenses ...................................      1.91%**            1.74%
Net Investment Loss ............................    (1.88)%**          (1.68)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .....................       2,966%           2,186%
Net Assets, End of Period (000's omitted) ......          $57             $396


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ PER SHARE AMOUNTS FOR PERIOD ENDED MARCH 31, 2001 HAVE BEEN RESTATED TO
    REFLECT A 1:20 REVERSE STOCK SPLIT EFFECTIVE APRIL 20, 2001.
+++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 6, 2000.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 97

                                                 ADVISOR CLASS
                                                 -------------
                                                 INTERNET FUND
                                                 -------------
                                                     PERIOD
                                                      ENDED
                                                  MARCH 31,
                                                    2001++*
                                                  ---------
                                                   --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...........    $200.00
                                                   --------
Net Investment Loss+ ...........................      (2.80)
Net Realized and Unrealized Losses on Securities    (155.60)
                                                   --------
Net Decrease in Net Asset Value
  Resulting from Operations ....................    (158.40)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ........................         --
  Net Realized Capital Gains ...................         --
                                                   --------
Net Decrease in Net Asset Value ................   (158.40)
                                                   --------
NET ASSET VALUE--END OF PERIOD .................     $41.60
                                                   ========
TOTAL INVESTMENT RETURN ........................   (79.20)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .................................    2.09%**
Net Expenses ...................................    2.08%**
Net Investment Loss ............................  (2.00)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .....................     1,937%
Net Assets, End of Period (000's omitted) ......       $201

98

--------------------------------------------------------------------------------


                                                                   ADVISOR CLASS
                                                        ------------------------------
                                                                    LEISURE FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
                                                            ---------         --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................        $7.78            $8.31
                                                            ---------         --------
Net Investment Loss+ ...................................         (.07)            (.17)
Net Realized and Unrealized Gains (Losses) on Securities        (1.52)            (.36)
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (1.59)            (.53)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --               --
  Net Realized Capital Gains ...........................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (1.59)            (.53)
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $6.19            $7.78
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (20.44)%          (6.38)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.89%**            2.26%
Net Expenses ...........................................      1.89%**            2.26%
Net Investment Loss ....................................    (1.71)%**          (2.05)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................       1,509%           2,609%
Net Assets, End of Period (000's omitted) ..............         $398           $9,324


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 3, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 99


                                                                     ADVISOR CLASS
                                                         -------------------------------------
                                                                     LEISURE FUND
                                                         -------------------------------------
                                                               YEAR           YEAR      PERIOD
                                                              ENDED          ENDED       ENDED
                                                          MARCH 31,      MARCH 31,   MARCH 31,
                                                               2001           2000       1999*
                                                          ---------      ---------   ---------
                                                           --------       --------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................     $10.94         $11.16        $9.35
                                                           --------       --------    ---------
Net Investment Loss+ ...................................       (.17)          (.14)        (.12)
Net Realized and Unrealized Gains (Losses) on Securities      (2.46)           .02         1.93
                                                           --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................      (2.63)          (.12)        1.81
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................         --             --           --
  Net Realized Capital Gains ...........................         --           (.10)          --
                                                           --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............      (2.63)          (.22)        1.81
                                                           --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................      $8.31         $10.94       $11.16
                                                           ========       ========    =========
TOTAL INVESTMENT RETURN ................................   (24.04)%        (1.06)%       19.36%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      2.08%          2.08%      2.23%**
Net Expenses ...........................................      2.07%          2.08%      2.22%**
Net Investment Loss ....................................    (1.77)%        (1.32)%    (1.95)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................     2,756%         5,734%       5,581%
Net Assets, End of Period (000's omitted) ..............    $18,299        $18,559           $8

100

--------------------------------------------------------------------------------


                                                                   ADVISOR CLASS
                                                        ------------------------------
                                                                   RETAILING FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $10.94           $10.17
                                                            ---------         --------
Net Investment Loss+ ...................................         (.07)            (.15)
Net Realized and Unrealized Gains (Losses) on Securities        (2.76)             .92
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (2.83)             .77
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --               --
  Net Realized Capital Gains ...........................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (2.83)             .77
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $8.11           $10.94
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (25.87)%            7.57%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.89%**            1.95%
Net Expenses ...........................................      1.89%**            1.95%
Net Investment Loss ....................................    (1.40)%**          (1.40)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................       1,681%           2,030%
Net Assets, End of Period (000's omitted) ..............      $10,942          $37,690


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 21, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT 101


                                                                      ADVISOR CLASS
                                                          -------------------------------------
                                                                      RETAILING FUND
                                                          -------------------------------------
                                                                YEAR           YEAR      PERIOD
                                                               ENDED          ENDED       ENDED
                                                           MARCH 31,      MARCH 31,   MARCH 31,
                                                                2001           2000       1999*
                                                           ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................      $13.18         $13.50       $10.01
                                                            --------       --------    ---------
Net Investment Loss+ ...................................        (.16)          (.33)        (.15)
Net Realized and Unrealized Gains (Losses) on Securities       (2.85)           .12         3.64
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................       (3.01)          (.21)        3.49
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................          --             --           --
  Net Realized Capital Gains ...........................          --           (.11)          --
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............       (3.01)          (.32)        3.49
                                                            --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................      $10.17         $13.18       $13.50
                                                            ========       ========    =========
TOTAL INVESTMENT RETURN ................................    (22.84)%        (1.52)%       34.87%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................       2.10%          2.10%      1.95%**
Net Expenses ...........................................       2.09%          2.09%      1.94%**
Net Investment Loss ....................................     (1.49)%        (2.69)%    (1.37)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................      3,062%         2,537%       3,243%
Net Assets, End of Period (000's omitted) ..............     $11,286        $91,740         $337

102

--------------------------------------------------------------------------------


                                                                   ADVISOR CLASS
                                                        ------------------------------
                                                                  TECHNOLOGY FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
                                                            ---------         --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $10.77           $12.49
                                                            ---------         --------
Net Investment Loss+ ...................................         (.06)            (.20)
Net Realized and Unrealized Gains (Losses) on Securities        (5.01)           (1.52)
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (5.07)           (1.72)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --               --
  Net Realized Capital Gains ...........................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (5.07)           (1.72)
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $5.70           $10.77
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (47.08)%         (13.77)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.88%**            1.93%
Net Expenses ...........................................      1.88%**            1.93%
Net Investment Loss ....................................    (1.61)%**          (1.69)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................       1,021%           1,017%
Net Assets, End of Period (000's omitted) ..............      $11,387          $25,769


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 29, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT 103


                                                                     ADVISOR CLASS
                                                         -------------------------------------
                                                                    TECHNOLOGY FUND
                                                         -------------------------------------
                                                               YEAR           YEAR      PERIOD
                                                              ENDED          ENDED       ENDED
                                                          MARCH 31,      MARCH 31,   MARCH 31,
                                                               2001           2000       1999*
                                                          ---------      ---------   ---------
                                                           --------       --------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................     $31.20         $16.90       $10.84
                                                           --------       --------    ---------
Net Investment Loss+ ...................................       (.31)          (.37)        (.20)
Net Realized and Unrealized Gains (Losses) on Securities     (18.40)         14.67         6.26
                                                           --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................     (18.71)         14.30         6.06
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................         --             --           --
  Net Realized Capital Gains ...........................         --             --           --
                                                           --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............     (18.71)         14.30         6.06
                                                           --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................     $12.49         $31.20       $16.90
                                                           ========       ========    =========
TOTAL INVESTMENT RETURN ................................   (59.97)%        84.62%        55.90%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.81%          1.89%      2.18%**
Net Expenses ...........................................      1.81%          1.89%      2.17%**
Net Investment Loss ....................................    (1.48)%        (1.60)%    (1.78)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................     2,202%         4,929%       4,598%
Net Assets, End of Period (000's omitted) ..............    $20,450        $32,537       $2,269

104

--------------------------------------------------------------------------------


                                                                   ADVISOR CLASS
                                                        ------------------------------
                                                            TELECOMMUNICATIONS FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................        $4.92            $7.86
                                                            ---------         --------
Net Investment Loss+ ...................................         (.01)            (.02)
Net Realized and Unrealized Gains (Losses) on Securities        (2.32)           (2.89)
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (2.33)           (2.91)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --               --
  Net Realized Capital Gains ...........................           --             (.03)
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (2.33)           (2.94)
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $2.59            $4.92
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (47.36)%         (37.16)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.98%**            1.87%
Net Expenses ...........................................      1.98%**            1.87%
Net Investment Loss ....................................    (0.61)%**          (0.29)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................       3,289%           1,192%
Net Assets, End of Period (000's omitted) ..............         $183             $931


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT 105


                                                                      ADVISOR CLASS
                                                          -------------------------------------
                                                                  TELECOMMUNICATIONS FUND
                                                          -------------------------------------
                                                                YEAR           YEAR      PERIOD
                                                               ENDED          ENDED       ENDED
                                                           MARCH 31,      MARCH 31,   MARCH 31,
                                                                2001           2000       1999*
                                                           ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................      $20.13         $12.91       $10.00
                                                            --------       --------    ---------
Net Investment Loss+ ...................................        (.18)          (.19)        (.03)
Net Realized and Unrealized Gains (Losses) on Securities      (12.09)          7.42         2.94
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................      (12.27)          7.23         2.91
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................          --             --           --
  Net Realized Capital Gains ...........................          --           (.01)          --
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............      (12.27)          7.22         2.91
                                                            --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................       $7.86         $20.13       $12.91
                                                            ========       ========    =========
TOTAL INVESTMENT RETURN ................................    (60.95)%         55.98%       29.10%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................       1.87%          2.05%      2.35%**
Net Expenses ...........................................       1.86%          2.05%      2.34%**
Net Investment Loss ....................................     (1.24)%        (1.14)%    (0.27)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................      1,273%         1,555%       2,788%
Net Assets, End of Period (000's omitted) ..............     $19,154         $3,449       $1,929

106

--------------------------------------------------------------------------------


                                                                   ADVISOR CLASS
                                                        ------------------------------
                                                                TRANSPORTATION FUND
                                                        ------------------------------
                                                               PERIOD             YEAR
                                                                ENDED            ENDED
                                                        SEPTEMBER 30,        MARCH 31,
                                                               2002++             2002
                                                        -------------        ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................        $6.66            $6.19
                                                            ---------         --------
Net Investment Loss+ ...................................         (.04)            (.07)
Net Realized and Unrealized Gains (Losses) on Securities        (1.66)             .54
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (1.70)             .47
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................           --               --
  Net Realized Capital Gains ...........................           --               --
                                                            ---------         --------
Net Increase (Decrease) in Net Asset Value .............        (1.70)             .47
                                                            ---------         --------
NET ASSET VALUE--END OF PERIOD .........................        $4.96            $6.66
                                                            =========         ========
TOTAL INVESTMENT RETURN ................................     (25.53)%            7.59%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      1.91%**            2.23%
Net Expenses ...........................................      1.91%**            2.23%
Net Investment Loss ....................................    (1.31)%**          (1.16)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................       1,420%           1,704%
Net Assets, End of Period (000's omitted) ..............         $174          $23,807


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 9,1998.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT 107


                                                                      ADVISOR CLASS
                                                          -------------------------------------
                                                                   TRANSPORTATION FUND
                                                          -------------------------------------
                                                                YEAR           YEAR      PERIOD
                                                               ENDED          ENDED       ENDED
                                                           MARCH 31,      MARCH 31,   MARCH 31,
                                                                2001           2000       1999*
                                                           ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $6.16          $7.95        $9.26
                                                            --------       --------    ---------
Net Investment Loss+ ...................................       (.01)             --         (.10)
Net Realized and Unrealized Gains (Losses) on Securities         .04          (1.79)       (1.21)
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................         .03          (1.79)       (1.31)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................          --             --           --
  Net Realized Capital Gains ...........................          --             --           --
                                                            --------       --------    ---------
Net Increase (Decrease) in Net Asset Value .............         .03          (1.79)       (1.31)
                                                            --------       --------    ---------
NET ASSET VALUE--END OF PERIOD .........................       $6.19          $6.16        $7.95
                                                            ========       ========    =========
TOTAL INVESTMENT RETURN ................................       0.49%       (22.52)%     (14.15)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................       2.08%          1.34%      2.08%**
Net Expenses ...........................................       2.08%          1.33%      2.07%**
Net Investment Loss ....................................     (0.16)%        (0.08)%    (1.38)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................      1,293%         1,970%       7,583%
Net Assets, End of Period (000's omitted) ..............        $233        $87,189           $4

108

--------------------------------------------------------------------------------

                                                               ADVISOR CLASS
                                                       -----------------------------
                                                               UTILITIES FUND
                                                       -----------------------------
                                                              PERIOD            YEAR
                                                               ENDED           ENDED
                                                       SEPTEMBER 30,       MARCH 31,
                                                              2002++            2002
                                                       -------------       ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $8.41          $11.81
                                                           ---------       ---------
Net Investment Income+ .................................         .06             .12
Net Realized and Unrealized Gains (Losses) on Securities       (3.09)          (3.00)
                                                           ---------       ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................       (3.03)          (2.88)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................          --            (.52)
  Net Realized Capital Gain ............................          --              --
                                                           ---------       ---------
Net Increase (Decrease) in Net Asset Value .............       (3.03)          (3.40)
                                                           ---------       ---------
NET ASSET VALUE--END OF PERIOD .........................       $5.38           $8.41
                                                           =========       =========
TOTAL INVESTMENT RETURN ................................    (36.03)%        (24.47)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................     1.89%**           1.85%
Net Expenses ...........................................     1.89%**           1.85%
Net Investment Income ..................................     1.58%**           1.15%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................      1,419%          2,418%
Net Assets, End of Period (000's omitted) ..............        $360          $6,053


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 3, 2000.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT 109


                                                          ADVISOR CLASS
                                                         --------------
                                                         UTILITIES FUND
                                                         --------------
                                                                PERIOD
                                                                 ENDED
                                                             MARCH 31,
                                                                 2001*
                                                             ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................        $10.00
                                                            ----------
Net Investment Income+ .................................           .12
Net Realized and Unrealized Gains (Losses) on Securities          1.69
                                                            ----------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................          1.81
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ................................            --
  Net Realized Capital Gain ............................            --
                                                            ----------
Net Increase (Decrease) in Net Asset Value .............          1.81
                                                            ----------
NET ASSET VALUE--END OF PERIOD .........................        $11.81
                                                            ==========
TOTAL INVESTMENT RETURN ................................        18.10%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................       2.09%**
Net Expenses ...........................................       2.08%**
Net Investment Income ..................................       1.03%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................        1,591%
Net Assets, End of Period (000's omitted) ..............       $14,360

110

--------------------------------------------------------------------------------

                                                       C CLASS
                                        -------------------------------------------
                                                     BANKING FUND
                                        -------------------------------------------
                                               PERIOD            YEAR        PERIOD
                                                ENDED           ENDED         ENDED
                                        SEPTEMBER 30,       MARCH 31,     MARCH 31,
                                               2002++            2002         2001*
                                        -------------       ---------     ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....      $8.54           $8.27         $8.27
                                              -------       ---------     ---------
Net Investment Income (Loss)+ ............         --             .03            --
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................      (1.16)            .53            --
                                              -------       ---------     ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............      (1.16)            .56            --
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..................         --            (.29)           --
  Net Realized Capital Gain ..............         --              --            --
                                              -------       ---------     ---------
Net Increase (Decrease) in Net Asset Value      (1.16)            .27            --
                                              -------       ---------     ---------
NET ASSET VALUE--END OF PERIOD ...........      $7.38           $8.54         $8.27
                                              =======       =========     =========
TOTAL INVESTMENT RETURN ..................   (13.58)%           7.19%         0.00%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................    2.39%**           2.40%       0.00%**
Net Expenses .............................    2.39%**           2.40%       0.00%**
Net Investment Income (Loss) .............    0.10%**           0.42%       0.00%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............       695%          1,292%        1,394%
Net Assets, End of Period (000's omitted)        $365             $15           $14


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 30, 2001--BANKING FUND AND BIOTECHNOLOGY FUND; MAY 3, 2001--BASIC MATERIALS FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT 111



                                                                           C CLASS
                                           --------------------------------------------------------------------
                                               BASIC MATERIALS FUND                BIOTECHNOLOGY FUND
                                           ----------------------------  --------------------------------------
                                                   PERIOD        PERIOD        PERIOD          YEAR      PERIOD
                                                    ENDED         ENDED         ENDED         ENDED       ENDED
                                             SEPTEMBER 30,    MARCH 31,  SEPTEMBER 30,    MARCH 31,   MARCH 31,
                                                   2002++         2002*        2002++          2002       2001*
                                           --------------     ---------  ------------     ----------  ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....          $8.01         $7.71        $20.66        $21.66      $21.66
                                                  -------     ---------       -------       -------     -------
Net Investment Income (Loss)+ ............           (.01)         (.01)         (.17)         (.54)         --
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................          (2.20)          .40         (7.79)         (.46)         --
                                                  -------     ---------       -------       -------     -------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............          (2.21)          .39         (7.96)        (1.00)         --
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..................             --          (.09)           --            --          --
  Net Realized Capital Gain ..............             --            --            --            --          --
                                                  -------     ---------       -------       -------     -------
Net Increase (Decrease) in Net Asset Value          (2.21)          .30         (7.96)        (1.00)         --
                                                  -------     ---------       -------       -------     -------
NET ASSET VALUE--END OF PERIOD ...........          $5.80         $8.01        $12.70        $20.66      $21.66
                                                  =======     =========       =======       =======     =======
TOTAL INVESTMENT RETURN ..................       (27.59)%         5.10%      (38.53)%       (4.62)%      0.00%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................        2.39%**       2.60%**       2.39%**         2.38%     0.00%**
Net Expenses .............................        2.39%**       2.60%**       2.39%**         2.38%     0.00%**
Net Investment Income (Loss) .............      (0.14)%**     (0.13)%**     (2.32)%**       (2.36)%     0.00%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............           697%        1,523%          298%          390%        305%
Net Assets, End of Period (000's omitted)            $433          $525          $643          $967          $3

112

--------------------------------------------------------------------------------

                                                    C CLASS
                                            ------------------------
                                             CONSUMER PRODUCTS FUND
                                            ------------------------
                                                   PERIOD     PERIOD
                                                    ENDED      ENDED
                                            SEPTEMBER 30,  MARCH 31,
                                                   2002++      2002*
                                            -------------  ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....          $8.31      $7.27
                                                  -------    -------
Net Investment Loss+ .....................           (.01)      (.01)
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................          (1.22)      1.07
                                                  -------    -------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............          (1.23)      1.06
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..................             --       (.02)
  Net Realized Capital Gain ..............             --         --
                                                  -------    -------
Net Increase (Decrease) in Net Asset Value          (1.23)      1.04
                                                  -------    -------
NET ASSET VALUE--END OF PERIOD ...........          $7.08      $8.31
                                                  =======    =======
TOTAL INVESTMENT RETURN ..................       (14.80)%     14.57%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................        2.40%**    2.57%**
Net Expenses .............................        2.40%**    2.57%**
Net Investment Loss ......................      (0.17)%**  (0.19)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............           581%       890%
Net Assets, End of Period (000's omitted)            $671       $501


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 26, 2001--ELECTRONICS FUND; APRIL 19, 2001--ENERGY FUND; JULY 24, 2001--CONSUMER PRODUCTS FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT 113


                                                                          C CLASS
                                              -------------------------------------------------------------
                                                        ELECTRONICS FUND                  ENERGY FUND
                                              -----------------------------------  ------------------------
                                                     PERIOD       YEAR     PERIOD         PERIOD     PERIOD
                                                      ENDED      ENDED      ENDED          ENDED      ENDED
                                              SEPTEMBER 30,  MARCH 31,  MARCH 31,  SEPTEMBER 30,  MARCH 31,
                                                     2002++       2002      2001*         2002++      2002*
                                              -------------  ---------  ---------  -------------  ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....           $16.82     $16.54     $18.72         $11.14     $11.87
                                                  ---------    -------    -------        -------    -------
Net Investment Loss+ .....................             (.13)      (.37)      (.01)          (.01)      (.09)
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................            (9.75)       .65      (2.17)         (3.02)      (.54)
                                                  ---------    -------    -------        -------    -------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............            (9.88)       .28      (2.18)         (3.03)      (.63)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..................               --         --         --             --       (.10)
  Net Realized Capital Gain ..............               --         --         --             --         --
                                                  ---------    -------    -------        -------    -------
Net Increase (Decrease) in Net Asset Value            (9.88)       .28      (2.18)         (3.03)      (.73)
                                                  ---------    -------    -------        -------    -------
NET ASSET VALUE--END OF PERIOD ...........            $6.94     $16.82     $16.54          $8.11     $11.14
                                                  =========    =======    =======        -------    -------
TOTAL INVESTMENT RETURN ..................         (58.74)%      1.69%   (11.65)%       (27.20)%    (5.22)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................          2.36%**      2.49%    2.11%**        2.40%**    2.51%**
Net Expenses .............................          2.36%**      2.49%    1.82%**        2.40%**    2.51%**
Net Investment Loss ......................        (2.16)%**    (2.27)%  (1.76)%**      (0.21)%**  (0.92)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............           1,092%     1,279%       705%           675%     1,502%
Net Assets, End of Period (000's omitted)              $127       $388         $2           $285       $392

114

--------------------------------------------------------------------------------

                                                           C CLASS
                                          ---------------------------------------
                                                      ENERGY SERVICES FUND
                                          ---------------------------------------
                                                 PERIOD          YEAR      PERIOD
                                                  ENDED         ENDED       ENDED
                                          SEPTEMBER 30,     MARCH 31,   MARCH 31,
                                                 2002++          2002       2001*
                                          -------------     ---------   ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....        $7.41         $9.10       $9.10
                                                -------       -------     -------
Net Investment Loss+ .....................         (.05)         (.10)         --
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................        (2.10)        (1.59)         --
                                                -------       -------     -------
Net Decrease in Net Asset Value
  Resulting from Operations ..............        (2.15)        (1.69)         --
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..................           --            --          --
  Net Realized Capital Gain ..............           --            --          --
                                                -------       -------     -------
Net Decrease in Net Asset Value ..........        (2.15)        (1.69)         --
                                                -------       -------     -------
NET ASSET VALUE--END OF PERIOD ...........        $5.26         $7.41       $9.10
                                                =======       =======     =======
TOTAL INVESTMENT RETURN ..................     (29.01)%      (18.57)%       0.00%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................      2.40%**         2.57%     0.00%**
Net Expenses .............................      2.40%**         2.57%     0.00%**
Net Investment Loss ......................    (1.40)%**       (1.60)%     0.00%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............         364%          949%        944%
Net Assets, End of Period (000's omitted)          $363          $697          $3

  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
 ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS:MARCH 30, 2001--HEALTH CARE FUND AND ENERGY SERVICES FUND; APRIL 19, 2001--FINANCIAL SERVICES FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT 115


                                                                              C CLASS
                                           ------------------------------------------------------------------------
                                              FINANCIAL SERVICES FUND              HEALTH CARE FUND
                                           -----------------------------  -----------------------------------------
                                                  PERIOD          PERIOD         PERIOD          YEAR        PERIOD
                                                   ENDED           ENDED          ENDED         ENDED         ENDED
                                           SEPTEMBER 30,       MARCH 31,  SEPTEMBER 30,     MARCH 31,     MARCH 31,
                                                  2002++           2002*         2002++          2002         2001*
                                           -------------       ---------  -------------     ---------     ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....        $10.14          $10.46         $11.25        $11.25        $11.25
                                                 -------       ---------        -------       -------     ---------
Net Investment Loss+ .....................          (.01)           (.05)          (.04)         (.18)           --
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................         (2.47)           (.17)         (2.46)          .18            --
                                                 -------       ---------        -------       -------     ---------
Net Decrease in Net Asset Value
  Resulting from Operations ..............         (2.48)           (.22)         (2.50)           --            --
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..................            --            (.10)            --            --            --
  Net Realized Capital Gain ..............            --              --             --            --            --
                                                 -------       ---------        -------       -------     ---------
Net Decrease in Net Asset Value ..........         (2.48)           (.32)         (2.50)           --            --
                                                 -------       ---------        -------       -------     ---------
NET ASSET VALUE--END OF PERIOD ...........         $7.66          $10.14          $8.75        $11.25        $11.25
                                                 =======       =========        =======       =======     =========
TOTAL INVESTMENT RETURN ..................      (24.46)%         (2.02)%       (22.22)%         0.00%         0.00%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................       2.39%**         2.52%**        2.40%**         2.54%       0.00%**
Net Expenses .............................       2.39%**         2.52%**        2.40%**         2.54%       0.00%**
Net Investment Loss ......................     (0.19)%**       (0.50)%**      (0.94)%**       (1.59)%       0.00%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............          937%          1,110%           849%          936%        1,399%
Net Assets, End of Period (000's omitted)           $225            $526           $375        $1,085            $3

116

--------------------------------------------------------------------------------

                                                     C CLASS
                                            -----------------------------
                                                   INTERNET FUND
                                            -----------------------------
                                                   PERIOD          PERIOD
                                                    ENDED           ENDED
                                            SEPTEMBER 30,       MARCH 31,
                                                   2002++           2002*
                                            -------------      ----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....         $30.28          $53.40
                                                ---------       ---------
Net Investment Loss+ .....................           (.27)           (.78)
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................         (14.52)         (22.34)
                                                ---------       ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............         (14.79)         (23.12)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..................             --              --
  Net Realized Capital Gain ..............             --              --
                                                ---------       ---------
Net Increase (Decrease) in Net Asset Value         (14.79)         (23.12)
                                                ---------       ---------
NET ASSET VALUE--END OF PERIOD ...........         $15.49          $30.28
                                                =========       =========
TOTAL INVESTMENT RETURN ..................       (48.84)%        (43.30)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................        2.42%**         2.36%**
Net Expenses .............................        2.42%**         2.36%**
Net Investment Loss ......................      (2.40)%**       (2.33)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............         2,966%          2,186%
Net Assets, End of Period (000's omitted)            $119            $149



  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 19, 2001--INTERNET FUND; APRIL 27, 2001--PRECIOUS METALS FUND; MAY 3, 2001--LEISURE FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT 117

                                                                       C CLASS
                                           -----------------------------------------------------------
                                                     LEISURE FUND              PRECIOUS METALS FUND
                                           -----------------------------   ---------------------------
                                                  PERIOD          PERIOD          PERIOD        PERIOD
                                                   ENDED           ENDED           ENDED         ENDED
                                           SEPTEMBER 30,       MARCH 31,   SEPTEMBER 30,     MARCH 31,
                                                  2002++           2001*          2002++         2002*
                                           -------------       ---------   -------------     ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....         $7.93           $9.67          $27.72        $20.41
                                               ---------       ---------       ---------       -------
Net Investment Loss+ .....................          (.07)           (.15)           (.13)         (.26)
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................         (1.56)          (1.59)           (.11)         7.71
                                               ---------       ---------       ---------       -------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............         (1.63)          (1.74)           (.24)         7.45
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..................            --              --              --          (.14)
  Net Realized Capital Gain ..............            --              --              --            --
                                               ---------       ---------       ---------       -------
Net Increase (Decrease) in Net Asset Value         (1.63)          (1.74)           (.24)         7.31
                                               ---------       ---------       ---------       -------
NET ASSET VALUE--END OF PERIOD ...........         $6.30           $7.93          $27.48        $27.72
                                               =========       =========       =========       =======
TOTAL INVESTMENT RETURN ..................      (20.55)%        (17.99)%         (0.87)%       36.75%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................       2.40%**         2.53%**         2.28%**       2.38%**
Net Expenses .............................       2.40%**         2.53%**         2.28%**       2.38%**
Net Investment Loss ......................     (1.80)%**       (2.14)%**       (0.93)%**     (1.23)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............        1,509%          2,609%            419%          839%
Net Assets, End of Period (000's omitted)           $166             $87          $1,726          $910

118

--------------------------------------------------------------------------------

                                                       C CLASS
                                            -----------------------------
                                                    RETAILING FUND
                                            -----------------------------
                                                   PERIOD          PERIOD
                                                    ENDED           ENDED
                                            SEPTEMBER 30,       MARCH 31,
                                                   2002++           2002*
                                            -------------      ----------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....         $11.02          $10.68
                                                ---------       ---------
Net Investment Loss+ .....................           (.11)           (.20)
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................          (2.80)            .54
                                                ---------       ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............          (2.91)            .34
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..................             --              --
  Net Realized Capital Gain ..............             --              --
                                                ---------       ---------
Net Increase (Decrease) in Net Asset Value          (2.91)            .34
                                                ---------       ---------
NET ASSET VALUE--END OF PERIOD ...........          $8.11          $11.02
                                                =========       =========
TOTAL INVESTMENT RETURN ..................       (26.41)%           3.18%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................        2.30%**         2.70%**
Net Expenses .............................        2.30%**         2.70%**
Net Investment Income (Loss) .............      (1.90)%**       (2.13)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............         1,681%          2,030%
Net Assets, End of Period (000's omitted)             $61          $1,028


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
 ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 18, 2001--TECHNOLOGY FUND AND TELECOMMUNICATIONS FUND; MAY 9, 2001--RETAILING FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT 119


                                                                       C CLASS
                                             -------------------------------------------------------------
                                                    TECHNOLOGY FUND           TELECOMMUNICATIONS FUND
                                             -----------------------------   -----------------------------
                                                    PERIOD          PERIOD          PERIOD          PERIOD
                                                     ENDED           ENDED           ENDED           ENDED
                                             SEPTEMBER 30,       MARCH 31,   SEPTEMBER 30,       MARCH 31,
                                                    2002++           2002*          2002++           2002*
                                             -------------     ----------    -------------       ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....          $10.90          $14.82           $4.99           $8.97
                                                 ---------       ---------       ---------       ---------
Net Investment Loss+ .....................            (.09)           (.25)          --               (.08)
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................           (5.06)          (3.67)          (2.39)          (3.87)
                                                 ---------       ---------       ---------       ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............           (5.15)          (3.92)          (2.39)          (3.95)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..................              --              --              --              --
  Net Realized Capital Gain ..............              --              --              --            (.03)
                                                 ---------       ---------       ---------       ---------
Net Increase (Decrease) in Net Asset Value           (5.15)          (3.92)          (2.39)          (3.98)
                                                 ---------       ---------       ---------       ---------
NET ASSET VALUE--END OF PERIOD ...........           $5.75          $10.90           $2.60           $4.99
                                                 =========       =========       =========       =========
TOTAL INVESTMENT RETURN ..................        (47.25)%        (26.45)%        (47.90)%        (44.16)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................         2.39%**         2.43%**         2.49%**         2.43%**
Net Expenses .............................         2.39%**         2.43%**         2.49%**         2.43%**
Net Investment Income (Loss) .............       (2.12)%**       (2.22)%**         0.02%**       (1.25)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............          1,021%          1,017%          3,289%          1,192%
Net Assets, End of Period (000's omitted)             $170            $424             $24             $19

120


FINANCIAL HIGHLIGHTS (CONCLUDED)
-------------------------------------------------------------------------------

                                                       C CLASS
                                            -----------------------------
                                                  TRANSPORTATION FUND
                                            -----------------------------
                                                   PERIOD          PERIOD
                                                    ENDED           ENDED
                                            SEPTEMBER 30,       MARCH 31,
                                                   2002++           2002*
                                            -------------      ----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....          $6.91           $6.68
                                                ---------       ---------
Net Investment Income (Loss)+ ............           (.05)           (.08)
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................          (1.71)            .31
                                                ---------       ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............          (1.76)            .23
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..................             --              --
  Net Realized Capital Gain ..............             --              --
                                                ---------       ---------
Net Increase (Decrease) in Net Asset Value          (1.76)            .23
                                                ---------       ---------
NET ASSET VALUE--END OF PERIOD ...........          $5.15           $6.91
                                                =========       =========
TOTAL INVESTMENT RETURN ..................       (25.47)%           3.44%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................        2.31%**         2.59%**
Net Expenses .............................        2.31%**         2.59%**
Net Investment Income (Loss) .............      (1.54)%**       (1.35)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............         1,420%          1,704%
Net Assets, End of Period (000's omitted)            $121            $654


  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 27, 2001--UTILITIES FUND; MAY 14, 2001--TRANSPORTATION FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT 121

                                                          C CLASS
                                              -----------------------------
                                                      UTILITIES FUND
                                              -----------------------------
                                                     PERIOD          PERIOD
                                                      ENDED           ENDED
                                              SEPTEMBER 30,       MARCH 31,
                                                     2002++           2002*
                                              -------------       ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....            $8.36          $12.66
                                                  ---------       ---------
Net Investment Income (Loss)+ ............              .05            (.04)
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................            (3.07)          (3.74)
                                                  ---------       ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............            (3.02)          (3.78)
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net Investment Income ..................               --            (.52)
  Net Realized Capital Gain ..............               --              --
                                                  ---------       ---------
Net Increase (Decrease) in Net Asset Value            (3.02)          (4.30)
                                                  ---------       ---------
NET ASSET VALUE--END OF PERIOD ...........            $5.34           $8.36
                                                  =========       =========
TOTAL INVESTMENT RETURN ..................         (36.12)%        (29.95)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................          2.41%**         2.76%**
Net Expenses .............................          2.41%**         2.76%**
Net Investment Income (Loss) .............          1.61%**       (0.48)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............           1,419%          2,418%
Net Assets, End of Period (000's omitted)              $295            $192

122

--------------------------------------------------------------------------------


This page intentionally left blank.

                                                          SEMI-ANNUAL REPORT 123


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
The Rydex Series Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, H Class Shares, C Class Shares and Institutional Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share. C Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. At September 30, 2002, the Trust consisted of thirty-four separate series: fourteen benchmark funds, one money market fund, seventeen sector funds, and two strategic funds. This report covers the seventeen sector funds (the "Sector Funds"), while the Money Market and Benchmark Funds and the Strategic Funds are contained in separate reports. At September 30, 2002, none of the Sector Funds have issued H Class or Institutional Class Shares.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Securities listed on an exchange are valued at the last quoted sales price as of close of business on NYSE, usually 4:00 P.M., on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income is accrued on a daily basis.

C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to the Advisor Class Shares and H Class Shares and service and distribution fees related to C Class Shares, are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets value of each Fund included in the Trust.

124

-------------------------------------------------------------------------------

D. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by these differences.

E. The Trust receives compensation in the form of interest retained on the investment of any cash received as collateral. The Trust also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Trust.

F. Each Sector Fund seeks capital appreciation and invests substantially all of its assets in equity securities of companies involved in its sector. The Funds may also purchase ADRs and U.S. Government securities, enter into repurchase agreements, and engage in futures, options and equity swap transactions. The risks inherent in the use of futures, options and swaps agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities; and 3) the possible absence of a liquid secondary market for any particular instrument at any time.

G. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.   REPURCHASE AGREEMENTS
The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury or U.S. Government Agencies. The collateral is in the possession of the Trust's custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

                                                          SEMI-ANNUAL REPORT 125

--------------------------------------------------------------------------------

The repurchase agreements that were executed and outstanding as of September 30, 2002 are as follows:


COUNTERPARTY                     TERMS OF AGREEMENT  FACE VALUE   MARKET VALUE
------------                     ------------------  ----------   ------------
Paine Webber, Inc.               1.85% due 10/1/02  $220,000,000  $220,000,000
The Bank of New York             1.83% due 10/1/02   220,000,000   220,000,000
Lehman Brothers                  1.83% due 10/1/02   219,950,576   219,950,576
Lehman Brothers                  1.80% due 10/1/02    48,120,000    48,120,000
US Bank NA                       1.75% due 10/1/02   220,000,000   220,000,000
                                                                  -------------
                                                                  $928,070,576
                                                                  ============

As of September 30, 2002, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                      RANGE OF RATES     PAR VALUE   MARKET VALUE
-------------                      ---------------    ---------   ------------
Freddie Mac Gold Pool              5.500% - 6.500%  $226,763,000  $235,947,638
U. S. Treasury Bonds               3.375% - 5.375%   182,461,000   203,442,182
U. S. Treasury Notes               3.250% - 3.625%   285,690,000   294,616,484
U. S. Treasury Bills                            --   224,260,000   224,350,426
                                                                  ------------
                                                                  $958,356,730
                                                                  ============

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, an affiliated entity, investment advisory fees calculated at an annualized rate of eighty-five hundredths of one percent (0.85%) of the average daily net assets of each of the Sector Funds, except the Precious Metals Fund, which is three-quarters of one percent (0.75%) of the average daily net assets. Certain officers and trustees of the Trust are also officers and directors of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of one-quarter of one percent (0.25%) of the average daily net assets of each of the Sector Funds.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one-twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one-thirty-third of one percent (0.03%) on the average daily net assets over $750 million of each of the funds.

Certain officers and trustees of the Trust are also officers and directors of Rydex Fund Services, Inc.

The Trust has adopted a Distribution Plan and Shareholder Services Plan applicable to Advisor Class Shares and a Distribution Plan applicable to the H Class Shares, for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that

126

--------------------------------------------------------------------------------

provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay fees to the Distributor at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. If a Service Provider provides shareholder services, the Distributor will receive fees from the Trust at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan (the "C Class Plan") applicable to its C Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C Class Shares average daily net assets. The annual 0.25% service fee compensates your financial advisor for providing on-going services to you. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. The annual 0.75% distribution fee reimburses the Distributor for paying your financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees.

Certain officers and trustees of the Trust are also officers and directors of Rydex Distributors, Inc.

4.   SECURITIES TRANSACTIONS
During the period ended September 30, 2002, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

                               BASIC          BIO-     CONSUMER
               BANKING     MATERIALS    TECHNOLOGY      PRODUCTS   ELECTRONICS
                  FUND          FUND          FUND          FUND          FUND
          ------------  ------------  ------------  ------------  ------------
Purchases $276,632,403  $222,071,904  $502,862,514  $243,294,393  $584,811,266
Sales     $302,640,984  $276,153,158  $517,317,189  $260,291,794  $630,790,528

                              ENERGY     FINANCIAL       HEALTH
                ENERGY      SERVICES      SERVICES          CARE     INTERNET
                  FUND          FUND          FUND          FUND         FUND
          ------------  ------------  ------------  ------------  -----------
Purchases $168,631,924  $135,597,424  $422,401,607  $374,854,044  $54,132,486
Sales     $184,400,242  $185,539,717  $443,858,975  $363,946,209  $54,325,803

                                                                         TELE-
                            PRECIOUS                                   COMMUN-
               LEISURE        METALS     RETAILING    TECHNOLOGY      ICATIONS
                  FUND          FUND          FUND          FUND          FUND
          ------------  ------------  ------------  ------------  ------------
Purchases $221,219,484  $319,516,992  $433,013,520  $318,520,096  $175,190,895
Sales     $235,975,749  $303,076,774  $466,803,385  $343,975,076  $173,364,468

                                                          SEMI-ANNUAL REPORT 127

--------------------------------------------------------------------------------

                      TRANS-
                   PORTATION     UTILITIES
                        FUND          FUND
                ------------  ------------
Purchases       $215,134,982  $219,836,835
Sales           $244,089,732  $236,462,537

5.   FEDERAL INCOME TAX INFORMATION
The Trust intends to comply with the provisions fo the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

128

--------------------------------------------------------------------------------

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS
At September 30, 2002, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                   TAX            TAX            NET
                                       TAX  UNREALIZED     UNREALIZED     UNREALIZED
FUND                                  COST        GAIN         (LOSS)    GAIN (LOSS)
------                         -----------  ----------  -------------   -------------
Banking Fund ................. $36,121,857     $--      $(16,711,321)   $(16,711,321)
Basic Materials Fund .........  18,785,452      --        (6,857,824)     (6,857,824)
Biotechnology Fund ........... 215,409,837      --       (83,607,978)    (83,607,978)
Consumer Products Fund .......  35,763,854      --        (7,235,849)     (7,235,849)
Electronics Fund .............  80,758,453      --       (59,688,291)    (59,688,291)
Energy Fund ..................  25,135,445      --        (8,414,630)     (8,414,630)
Energy Services Fund .........  45,818,411      --       (32,802,370)    (32,802,370)
Financial Services Fund ......  59,306,407      --       (26,198,905)    (26,198,905)
Health Care Fund .............  71,129,460      --       (20,477,188)    (20,477,188)
Internet Fund ................   5,305,638      --        (3,903,494)     (3,903,494)
Leisure Fund .................   7,617,218      --        (4,404,648)     (4,404,648)
Precious Metals Fund .........  72,856,898      --          (461,427)       (461,427)
Retailing Fund ...............  37,671,400      --       (19,992,345)    (19,992,345)
Technology Fund ..............  79,006,542      --       (62,406,228)    (62,406,228)
Telecommunications Fund ......  14,188,713      --       (11,216,173)    (11,216,173)
Transportation Fund ..........  11,871,502      --        (5,853,290)     (5,853,290)
Utilities Fund ...............  11,933,015      --        (3,575,729)     (3,575,729)

                                                          SEMI-ANNUAL REPORT 129



--------------------------------------------------------------------------------


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

130

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

6.   SHARE TRANSACTIONS
The Trust is authorized to distribute an unlimited number of shares. Transactions in shares for the period ended September 30, 2002 were:


INVESTOR CLASS:

                                                                     BASIC           BIO-
                                                    BANKING      MATERIALS     TECHNOLOGY
                                                       FUND           FUND           FUND
                                                -----------    -----------    -----------
Shares Purchased ............................    34,826,740     35,017,928     40,327,966
Purchased through Dividend Reinvestment .....            --             --             --
                                                -----------    -----------    -----------
Total Purchased .............................    34,826,740     35,017,928     40,327,966
Shares Redeemed .............................   (36,863,415)   (39,211,533)   (41,973,989)
                                                -----------    -----------    -----------
Net Shares Purchased (Redeemed) .............    (2,036,675)    (4,193,605)    (1,646,023)
                                                ===========    ===========    ===========


                                                                                 PRECIOUS
                                                   INTERNET        LEISURE         METALS
                                                       FUND           FUND           FUND
                                                -----------    -----------    -----------
Shares Purchased ..............................   2,743,632     33,215,320     21,264,142
Purchased through Dividend Reinvestment .......          --             --             --
                                                -----------    -----------    -----------
Total Purchased ...............................   2,743,632     33,215,320     21,264,142
Shares Redeemed ...............................  (2,767,875)   (34,244,568)   (20,866,246)
                                                -----------    -----------    -----------
Net Shares Purchased (Redeemed) ...............     (24,243)    (1,029,248)       397,896
                                                ===========    ===========    ===========

ADVISOR CLASS:
                                                                     BASIC           BIO-
                                                    BANKING      MATERIALS     TECHNOLOGY
                                                       FUND           FUND           FUND
                                                -----------    -----------    -----------
Shares Purchased ............................... 12,001,847      7,852,662      3,357,097
Purchased through Dividend Reinvestment ........         --             --             --
                                                -----------    -----------    -----------
Total Purchased ................................ 12,001,847      7,852,662      3,357,097
Shares Redeemed ................................(13,555,520)   (11,219,847)    (3,078,445)
                                                -----------    -----------    -----------
Net Shares Purchased (Redeemed) ................ (1,553,673)    (3,367,185)       278,652
                                                ===========    ===========    ===========



                                                   INTERNET        LEISURE      RETAILING
                                                       FUND           FUND           FUND
                                                -----------    -----------    -----------
Shares Purchased ...............................    433,478      5,520,598      4,006,537
Purchased through Dividend Reinvestment ........         --             --             --
                                                -----------    -----------    -----------
Total Purchased ................................    433,478      5,520,598      4,006,537
Shares Redeemed ................................   (442,910)    (6,654,884)    (6,101,424)
                                                -----------    -----------    -----------
Net Shares Purchased (Redeemed) ................     (9,432)    (1,134,286)    (2,094,887)
                                                ===========    ===========    ===========

                                                          SEMI-ANNUAL REPORT 131

--------------------------------------------------------------------------------

                                               CONSUMER                                       ENERGY      FINANCIAL         HEALTH
                                               PRODUCTS    ELECTRONICS         ENERGY       SERVICES       SERVICES           CARE
                                                   FUND           FUND           FUND           FUND           FUND           FUND
                                            -----------    -----------    -----------    -----------    -----------    -----------
Shares Purchased ........................... 27,822,002     64,263,588     21,644,847     24,164,531     48,450,373     43,108,449
Purchased through Dividend Reinvestment ....         --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
Total Purchased ............................ 27,822,002     64,263,588     21,644,847     24,164,531     48,450,373     43,108,449
Shares Redeemed ............................(29,364,868)   (67,084,642)   (23,542,757)   (28,939,891)   (49,683,004)   (42,633,009)
                                            -----------    -----------    -----------    -----------    -----------    -----------
Net Shares Purchased (Redeemed) ............ (1,542,866)    (2,821,054)    (1,897,910)    (4,775,360)    (1,232,631)       475,440
                                            ===========    ===========    ===========    ===========    ===========    ===========

                                                                                TELE-
                                                                               COMMU-         TRANS-
                                              RETAILING     TECHNOLOGY      NICATIONS      PORTATION      UTILITIES
                                                   FUND           FUND           FUND           FUND           FUND
                                            -----------    -----------    -----------    -----------    -----------
Shares Purchased ........................... 50,514,299     42,997,066     49,863,843     35,999,037     36,855,963
Purchased through Dividend Reinvestment ....         --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------
Total Purchased ............................ 50,514,299     42,997,066     49,863,843     35,999,037     36,855,963
Shares Redeemed ............................(51,753,062)   (45,411,410)   (49,725,180)   (37,524,928)   (38,595,909)
                                            -----------    -----------    -----------    -----------    -----------
Net Shares Purchased (Redeemed) ............ (1,238,763)    (2,414,344)       138,663     (1,525,891)    (1,739,946)
                                            ===========    ===========    ===========    ===========    ===========

ADVISOR CLASS:
                                               CONSUMER                                       ENERGY      FINANCIAL         HEALTH
                                               PRODUCTS    ELECTRONICS         ENERGY       SERVICES       SERVICES           CARE
                                                   FUND           FUND           FUND           FUND           FUND           FUND
                                            -----------    -----------    -----------    -----------    -----------    -----------
Shares Purchased ........................... 13,941,903      1,679,557      5,668,743     11,350,967      4,408,240      6,360,854
Purchased through Dividend Reinvestment ....         --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
Total Purchased ............................ 13,941,903      1,679,557      5,668,743     11,350,967      4,408,240      6,360,854
Shares Redeemed ............................(14,896,993)    (2,156,987)    (5,443,962)   (14,123,546)    (5,447,368)    (5,569,032)
                                            -----------    -----------    -----------    -----------    -----------    -----------
Net Shares Purchased (Redeemed) ............   (955,090)      (477,430)       224,781     (2,772,579)    (1,039,128)       791,822
                                            ===========    ===========    ===========    ===========    ===========    ===========

                                                                 TELE-
                                                                COMMU-         TRANS-
                                             TECHNOLOGY      NICATIONS      PORTATION      UTILITIES
                                                   FUND           FUND           FUND           FUND
                                            -----------    -----------    -----------    -----------
Shares Purchased ...........................  3,520,619      5,577,895      6,585,016      2,837,342
Purchased through Dividend Reinvestment ....         --             --             --             --
                                            -----------    -----------    -----------    -----------
Total Purchased ............................  3,520,619      5,577,895      6,585,016      2,837,342
Shares Redeemed ............................ (3,916,212)    (5,696,670)   (10,125,608)    (3,489,982)
                                            -----------    -----------    -----------    -----------
Net Shares Purchased (Redeemed) ............   (395,593)      (118,775)    (3,540,592)      (652,640)
                                            ===========    ===========    ===========    ===========

132

--------------------------------------------------------------------------------

C CLASS:

                                                                   BASIC           BIO-
                                                  BANKING      MATERIALS     TECHNOLOGY
                                                     FUND           FUND           FUND
                                              -----------    -----------    -----------
Shares Purchased .............................  1,580,325        878,434        837,422
Purchased through Dividend Reinvestment ......         --             --             --
                                              -----------    -----------    -----------
Total Purchased ..............................  1,580,325        878,434        837,422
Shares Redeemed .............................. (1,532,647)      (869,157)      (833,580)
                                              -----------    -----------    -----------
Net Shares Purchased (Redeemed) ..............     47,678          9,277          3,842
                                              ===========    ===========    ===========


                                                                               PRECIOUS
                                                 INTERNET        LEISURE         METALS
                                                     FUND           FUND           FUND
                                              -----------    -----------    -----------
Shares Purchased .............................    231,971        744,897        623,844
Purchased through Dividend Reinvestment ......         --             --             --
                                              -----------    -----------    -----------
Total Purchased ..............................    231,971        744,897        623,844
Shares Redeemed ..............................   (229,207)      (729,473)      (593,868)
                                              -----------    -----------    -----------
Net Shares Purchased (Redeemed) ..............      2,764         15,424         29,976
                                              ===========    ===========    ===========

Transactions in shares for the period ended March 31, 2002, were:

INVESTOR CLASS:
                                                                   BASIC           BIO-
                                                  BANKING      MATERIALS     TECHNOLOGY
                                                     FUND           FUND           FUND
                                              -----------    -----------    -----------
Shares Purchased ............................. 65,426,489     86,598,758     71,224,292
Purchased through Dividend Reinvestment ......     57,929         24,675             --
                                              -----------    -----------    -----------
Total Purchased .............................. 65,484,418     86,623,433     71,224,292
Shares Redeemed ..............................(66,781,699)   (83,349,457)   (73,849,315)
                                              -----------    -----------    -----------
Net Shares Purchased (Redeemed) .............. (1,297,281)     3,273,976     (2,625,023)
                                              ===========    ===========    ===========


                                                                               PRECIOUS
                                                 INTERNET        LEISURE         METALS
                                                     FUND           FUND           FUND
                                              -----------    -----------    -----------
Shares Purchased ............................. 5,370,789     55,400,443     34,749,750
Purchased through Dividend Reinvestment ......        --             --         11,005
                                              -----------    -----------    -----------
Total Purchased .............................. 5,370,789     55,400,443     34,760,755
Shares Redeemed ..............................(6,046,238)   (54,120,453)   (34,039,124)
                                              -----------    -----------    -----------
Net Shares Purchased (Redeemed) ..............  (675,449)     1,279,990        721,631
                                              ===========    ===========    ===========

                                                          SEMI-ANNUAL REPORT 133

--------------------------------------------------------------------------------
C CLASS:

                                                 CONSUMER                                       ENERGY      FINANCIAL        HEALTH
                                                 PRODUCTS    ELECTRONICS         ENERGY       SERVICES       SERVICES          CARE
                                                     FUND           FUND           FUND           FUND           FUND          FUND
                                              -----------    -----------    -----------    -----------    -----------   -----------
Shares Purchased .............................  1,210,941        877,738        538,369      1,705,726        485,409     1,544,246
Purchased through Dividend Reinvestment ......         --             --             --             --             --            --
                                              -----------    -----------    -----------    -----------    -----------   -----------
Total Purchased ..............................  1,210,941        877,738        538,369      1,705,726        485,409     1,544,246
Shares Redeemed .............................. (1,176,434)      (882,513)      (538,423)    (1,730,756)      (507,986)   (1,597,800)
                                              -----------    -----------    -----------    -----------    -----------   -----------
Net Shares Purchased (Redeemed) ..............     34,507         (4,775)           (54)       (25,030)       (22,577)      (53,554)
                                              ===========    ===========    ===========    ===========    ===========   ===========

                                                                                  TELE-
                                                                                 COMMU-         TRANS-
                                                RETAILING     TECHNOLOGY      NICATIONS      PORTATION      UTILITIES
                                                     FUND           FUND           FUND           FUND           FUND
                                              -----------    -----------    -----------    -----------    -----------
Shares Purchased .............................  1,059,934        595,948      1,226,346        911,393      2,264,460
Purchased through Dividend Reinvestment ......         --             --             --             --             --
                                              -----------    -----------    -----------    -----------    -----------
Total Purchased ..............................  1,059,934        595,948      1,226,346        911,393      2,264,460
Shares Redeemed .............................. (1,145,721)      (605,349)    (1,220,994)      (982,662)    (2,232,059)
                                              -----------    -----------    -----------    -----------    -----------
Net Shares Purchased (Redeemed) ..............    (85,787)        (9,401)         5,352        (71,269)        32,401
                                              ===========    ===========    ===========    ===========    ===========

Transactions in shares for the period ended March 31, 2002, were:

INVESTOR CLASS:
                                                CONSUMER                                       ENERGY      FINANCIAL       HEALTH
                                                PRODUCTS    ELECTRONICS         ENERGY       SERVICES       SERVICES         CARE
                                                    FUND           FUND           FUND           FUND           FUND         FUND
                                             -----------    -----------    -----------    -----------    -----------  -----------
Shares Purchased ...........................  33,245,460     84,465,199     49,298,529     73,244,114     69,247,760   65,145,275
Purchased through Dividend Reinvestment ....       2,687             --         11,580             --        17,732            --
                                             -----------    -----------    -----------    -----------    -----------  -----------
Total Purchased ............................  33,248,147     84,465,199     49,310,109     73,244,114     69,265,492   65,145,275
Shares Redeemed ............................ (32,030,117)   (83,005,735)   (47,863,328)   (71,815,489)   (70,326,440) (67,112,499)
                                             -----------    -----------    -----------    -----------    -----------  -----------
Net Shares Purchased (Redeemed) ............   1,218,030      1,459,464      1,446,781      1,428,625     (1,060,948)  (1,967,224)
                                             ===========    ===========    ===========    ===========    ===========  ===========

                                                                                 TELE-
                                                                                COMMU-         TRANS-
                                               RETAILING     TECHNOLOGY      NICATIONS      PORTATION     UTILITIES
                                                    FUND           FUND           FUND           FUND          FUND
                                             -----------    -----------    -----------    -----------    ----------
Shares Purchased ........................... 93,147,517     50,549,071     24,359,081     68,928,107     48,401,490
Purchased through Dividend Reinvestment ....         --             --         10,322             --         19,535
                                             -----------    -----------    -----------    -----------    ----------
Total Purchased ............................ 93,147,517     50,549,071     24,369,403     68,928,107     48,421,025
Shares Redeemed ............................(94,429,633)   (49,391,960)   (24,708,773)   (67,591,867)   (46,607,467)
                                             -----------    -----------    -----------    -----------    ----------
Net Shares Purchased (Redeemed) ............ (1,282,116)     1,157,111       (339,370)     1,336,240      1,813,558
                                             ===========    ===========    ===========    ===========    ==========

134

--------------------------------------------------------------------------------

ADVISOR CLASS:

                                                                   BASIC           BIO-
                                                  BANKING      MATERIALS     TECHNOLOGY
                                                     FUND           FUND           FUND
                                              -----------    -----------    -----------
Shares Purchased ............................. 29,939,914     19,639,350      8,603,797
Purchased through Dividend Reinvestment ......     71,673         18,662             --
                                              -----------    -----------    -----------
Total Purchased .............................. 30,011,587     19,658,012      8,603,797
Shares Redeemed ..............................(29,750,136)   (15,822,442)    (8,787,232)
                                              -----------    -----------    -----------
Net Shares Purchased (Redeemed) ..............    261,451      3,835,570       (183,435)
                                              ===========    ===========    ===========



                                                 INTERNET        LEISURE      RETAILING
                                                     FUND           FUND           FUND
                                              -----------    -----------    -----------
Shares Purchased ............................   5,244,837     17,785,144     34,068,424
Purchased through Dividend Reinvestment .....          --             --             --
                                              -----------    -----------    -----------
Total Purchased .............................   5,244,837     17,785,144     34,068,424
Shares Redeemed .............................  (5,328,329)   (18,788,518)   (31,734,526)
                                              -----------    -----------    -----------
Net Shares Purchased (Redeemed) .............     (83,492)    (1,003,374)     2,333,898
                                              ===========    ===========    ===========

C CLASS:
                                                                   BASIC           BIO-
                                                  BANKING      MATERIALS     TECHNOLOGY
                                                     FUND           FUND           FUND
                                              -----------    -----------    -----------
Shares Purchased .............................    480,063        256,144        307,188
Purchased through Dividend Reinvestment ......        595            699             --
                                              -----------    -----------    -----------
Total Purchased ..............................    480,658        256,843        307,188
Shares Redeemed ..............................   (480,596)      (191,365)      (260,544)
                                              -----------    -----------    -----------
Net Shares Purchased (Redeemed) ..............         62         65,478         46,644
                                              ===========    ===========    ===========


                                                                               PRECIOUS
                                                 INTERNET        LEISURE         METALS
                                                     FUND           FUND           FUND
                                              -----------    -----------    -----------
Shares Purchased .............................     50,076        157,870        144,881
Purchased through Dividend Reinvestment ......         --             --            187
                                              -----------    -----------    -----------
Total Purchased ..............................     50,076        157,870        145,068
Shares Redeemed ..............................    (45,159)      (146,939)      (112,232)
                                              -----------    -----------    -----------
Net Shares Purchased (Redeemed) ..............      4,917         10,931         32,836
                                              ===========    ===========    ===========

                                                          SEMI-ANNUAL REPORT 135

--------------------------------------------------------------------------------
ADVISOR CLASS:

                                               CONSUMER                                       ENERGY      FINANCIAL         HEALTH
                                               PRODUCTS    ELECTRONICS         ENERGY       SERVICES       SERVICES           CARE
                                                   FUND           FUND           FUND           FUND           FUND           FUND
                                            -----------    -----------    -----------    -----------    -----------    -----------
Shares Purchased ........................... 26,193,596     11,233,357     13,184,160     19,429,647     12,737,206     20,845,827
Purchased through Dividend Reinvestment ....     12,458             --         16,765             --         32,138
                                            -----------    -----------    -----------    -----------    -----------    -----------
Total Purchased ............................ 26,206,054     11,233,357     13,200,925     19,429,647     12,769,344     20,845,827
Shares Redeemed ............................(24,728,578)   (11,110,159)   (12,710,402)   (16,754,601)   (11,800,609)   (20,401,444)
                                            -----------    -----------    -----------    -----------    -----------    -----------
Net Shares Purchased (Redeemed) ............  1,477,476        123,198        490,523      2,675,046        968,735        444,383
                                            ===========    ===========    ===========    ===========    ===========    ===========

                                                                 TELE-
                                                                COMMU-         TRANS-
                                             TECHNOLOGY      NICATIONS      PORTATION      UTILITIES
                                                   FUND           FUND           FUND           FUND
                                            -----------    -----------    -----------    -----------
Shares Purchased ........................... 15,705,576     15,782,277     30,846,987     11,267,124
Purchased through Dividend Reinvestment ....         --          1,299             --          6,856
                                            -----------    -----------    -----------    -----------
Total Purchased ............................ 15,705,576     15,783,576     30,846,987     11,273,980
Shares Redeemed ............................(14,951,492)   (18,031,094)   (27,308,957)   (11,770,573)
                                            -----------    -----------    -----------    -----------
Net Shares Purchased (Redeemed) ............    754,084     (2,247,518)     3,538,030       (496,593)
                                            ===========    ===========    ===========    ===========

C CLASS:
                                               CONSUMER                                       ENERGY      FINANCIAL         HEALTH
                                               PRODUCTS    ELECTRONICS         ENERGY       SERVICES       SERVICES           CARE
                                                   FUND           FUND           FUND           FUND           FUND           FUND
                                            -----------    -----------    -----------    -----------    -----------    -----------
Shares Purchased ...........................    288,888        180,488        261,579        576,810        149,285        501,577
Purchased through Dividend Reinvestment ....        150             --             81             --            521             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
Total Purchased ............................    289,038        180,488        261,660        576,810        149,806        501,577
Shares Redeemed ............................   (228,731)      (157,563)      (226,483)      (483,099)       (97,892)      (405,470)
                                            -----------    -----------    -----------    -----------    -----------    -----------
Net Shares Purchased (Redeemed) ............     60,307         22,925         35,177         93,711         51,914         96,107
                                            ===========    ===========    ===========    ===========    ===========    ===========

                                                                                TELE-
                                                                               COMMU-         TRANS-
                                              RETAILING     TECHNOLOGY      NICATIONS      PORTATION      UTILITIES
                                                   FUND           FUND           FUND           FUND           FUND
                                            -----------    -----------    -----------    -----------    -----------
Shares Purchased ...........................    334,779        174,160         74,687        328,843        404,347
Purchased through Dividend Reinvestment ....         --             --             64             --            278
                                            -----------    -----------    -----------    -----------    -----------
Total Purchased ............................    334,779        174,160         74,751        328,843        404,625
Shares Redeemed ............................   (241,487)      (135,298)       (71,004)      (234,171)      (381,703)
                                            -----------    -----------    -----------    -----------    -----------
Net Shares Purchased (Redeemed) ............     93,292         38,862          3,747         94,672         22,922
                                            ===========    ===========    ===========    ===========    ===========

136

--------------------------------------------------------------------------------

Transactions in dollars for the period ended September 30, 2002 were:

INVESTOR CLASS:

                                                                   BASIC           BIO-
                                                  BANKING      MATERIALS     TECHNOLOGY
                                                     FUND           FUND           FUND
                                             ------------  -------------  -------------
Shares Purchased ............................$302,384,621   $267,260,238   $605,104,672
Purchased through Dividend Reinvestment .....          --             --             --
                                             ------------  -------------  -------------
Total Purchased ............................. 302,384,621    267,260,238    605,104,672
Shares Redeemed .............................(318,202,379)  (298,397,062)  (626,055,486)
                                             ------------  -------------  -------------
Net Change ..................................$(15,817,758)  $(31,136,824)  $(20,950,814)
                                             ============  =============  =============


                                                                               PRECIOUS
                                                 INTERNET        LEISURE         METALS
                                                     FUND           FUND           FUND
                                             ------------  -------------  -------------
Shares Purchased ............................ $56,176,024   $254,652,294   $618,924,113
Purchased through Dividend Reinvestment .....          --             --             --
                                             ------------  -------------  -------------
Total Purchased .............................  56,176,024    254,652,294    618,924,113
Shares Redeemed ............................. (56,660,645)  (261,435,665)  (603,107,417)
                                             ------------  -------------  -------------
Net Change ..................................   $(484,621)   $(6,783,371)   $15,816,696
                                             ============  =============  =============

ADVISOR CLASS:
                                                                       BASIC             BIO-
                                                    BANKING        MATERIALS       TECHNOLOGY
                                                       FUND             FUND             FUND
                                              -------------    -------------    -------------
Shares Purchased ............................. $101,282,826      $56,388,514      $46,232,035
Purchased through Dividend Reinvestment ......           --               --               --
                                              -------------    -------------    -------------
Total Purchased ..............................  101,282,826       56,388,514       46,232,035
Shares Redeemed .............................. (113,298,364)     (80,954,589)     (42,431,759)
                                              -------------    -------------    -------------
Net Change ................................... $(12,015,538)    $(24,566,075)      $3,800,276
                                              =============    =============    =============



                                                 INTERNET          LEISURE        RETAILING
                                                     FUND             FUND             FUND
                                              -----------    -------------    -------------
Shares Purchased ............................ $10,090,038      $42,831,752      $38,161,825
Purchased through Dividend Reinvestment .....          --               --               --
                                              -----------    -------------    -------------
Total Purchased .............................  10,090,038       42,831,752       38,161,825
Shares Redeemed .............................  (9,842,183)     (51,572,800)     (60,450,213)
                                              -----------    -------------    -------------
Net Change ..................................    $247,855      $(8,741,048)    $(22,288,388)
                                              ===========    =============    =============

                                                          SEMI-ANNUAL REPORT 137

--------------------------------------------------------------------------------
INVESTOR CLASS:

                                                   CONSUMER                                       ENERGY
                                                   PRODUCTS    ELECTRONICS         ENERGY       SERVICES
                                                       FUND           FUND           FUND           FUND
                                              -------------  -------------  -------------  -------------
Shares Purchased ............................  $227,532,846   $769,487,365   $213,581,222   $163,689,851
Purchased through Dividend Reinvestment .....            --             --             --             --
                                              -------------  -------------  -------------  -------------
Total Purchased .............................   227,532,846    769,487,365    213,581,222    163,689,851
Shares Redeemed .............................  (238,862,924)  (810,441,787)  (232,554,057)  (196,921,370)
                                              -------------  -------------  -------------  -------------
Net Change ..................................  $(11,330,078)  $(40,954,422)  $(18,972,835)  $(33,231,519)
                                              =============  =============  =============  =============

                                                                                    TELE-
                                                                                   COMMU-         TRANS-
                                                  RETAILING     TECHNOLOGY      NICATIONS      PORTATION
                                                       FUND           FUND           FUND           FUND
                                              -------------  -------------  -------------  -------------
Shares Purchased ............................  $503,308,743   $351,799,554   $186,139,315   $228,432,691
Purchased through Dividend Reinvestment .....            --             --             --             --
                                              -------------  -------------  -------------  -------------
Total Purchased .............................   503,308,743    351,799,554    186,139,315    228,432,691
Shares Redeemed .............................  (514,727,071)  (373,284,093)  (184,227,389)  (236,218,883)
                                              -------------  -------------  -------------  -------------
Net Change ..................................  $(11,418,328)  $(21,484,539)    $1,911,926    $(7,786,192)
                                              =============  =============  =============  =============

ADVISOR CLASS:
                                                   CONSUMER                                             ENERGY
                                                   PRODUCTS      ELECTRONICS           ENERGY         SERVICES
                                                       FUND             FUND             FUND             FUND
                                              -------------    -------------    -------------    -------------
Shares Purchased ............................. $111,676,955      $21,427,019      $55,999,974      $75,706,944
Purchased through Dividend Reinvestment ......           --               --               --               --
                                              -------------    -------------    -------------    -------------
Total Purchased ..............................  111,676,955       21,427,019       55,999,974       75,706,944
Shares Redeemed .............................. (118,786,346)     (27,896,425)     (53,280,010)     (93,486,681)
                                              -------------    -------------    -------------    -------------
Net Change ...................................  $(7,109,391)     $(6,469,406)      $2,719,964     $(17,779,737)
                                              =============    =============    =============    =============

                                                                      TELE-
                                                                      COMMU-           TRANS-
                                                 TECHNOLOGY        NICATIONS        PORTATION        UTILITIES
                                                       FUND             FUND             FUND             FUND
                                              -------------    -------------    -------------    -------------
Shares Purchased ............................   $29,092,195      $18,233,913      $36,272,237       20,285,379
Purchased through Dividend Reinvestment .....            --               --               --               --
                                              -------------    -------------    -------------    -------------
Total Purchased .............................    29,092,195       18,233,913       36,272,237       20,285,379
Shares Redeemed .............................   (33,609,039)     (18,436,242)     (57,788,741)     (25,215,579)
                                              -------------    -------------    -------------    -------------
Net Change ..................................   $(4,516,844)       $(202,329)    $(21,516,504)     $(4,930,200)
                                              =============    =============    =============    =============



INVESTOR CLASS:

                                                  FINANCIAL         HEALTH
                                                   SERVICES           CARE
                                                       FUND           FUND
                                              -------------  -------------
Shares Purchased ............................  $444,377,834   $425,684,316
Purchased through Dividend Reinvestment .....            --             --
                                              -------------  -------------
Total Purchased .............................   444,377,834    425,684,316
Shares Redeemed .............................  (455,634,893)  (420,761,589)
                                              -------------  -------------
Net Change ..................................  $(11,257,059)    $4,922,727
                                              =============  =============



                                                  UTILITIES
                                                       FUND
                                              -------------
Shares Purchased ............................  $253,236,353
Purchased through Dividend Reinvestment .....            --
                                              -------------
Total Purchased .............................   253,236,353
Shares Redeemed .............................  (267,148,003)
                                              -------------
Net Change ..................................  $(13,911,650)
                                              =============

ADVISOR CLASS:
                                                  FINANCIAL           HEALTH
                                                   SERVICES             CARE
                                                       FUND             FUND
                                              -------------    -------------
Shares Purchased .............................  $40,848,195      $58,138,238
Purchased through Dividend Reinvestment ......           --               --
                                              -------------    -------------
Total Purchased ..............................   40,848,195       58,138,238
Shares Redeemed ..............................  (51,813,495)     (51,738,173)
                                              -------------    -------------
Net Change ................................... $(10,965,300)      $6,400,065
                                              =============    =============



138



NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


C CLASS:

                                                                       BASIC               BIO-
                                                  BANKING          MATERIALS         TECHNOLOGY
                                                     FUND               FUND               FUND
                                              -----------    ---------------    ---------------
Shares Purchased ............................ $13,394,312         $6,512,592        $12,250,422
Purchased through Dividend Reinvestment .....          --                 --                 --
                                              -----------    ---------------    ---------------
Total Purchased .............................  13,394,312          6,512,592         12,250,422
Shares Redeemed ............................. (13,083,344)        (6,389,188)       (12,052,287)
                                              -----------    ---------------    ---------------
Net Change ..................................    $310,968           $123,404           $198,135
                                              ===========    ===============    ===============


                                                                                       PRECIOUS
                                                 INTERNET            LEISURE             METALS
                                                     FUND               FUND               FUND
                                              -----------    ---------------    ---------------
Shares Purchased ............................  $4,707,510         $5,647,973        $18,215,079
Purchased through Dividend Reinvestment .....          --                 --                 --
                                              -----------    ---------------    ---------------
Total Purchased .............................   4,707,510          5,647,973         18,215,079
Shares Redeemed .............................  (4,662,125)        (5,447,400)       (17,423,184)
                                              -----------    ---------------    ---------------
Net Change ..................................     $45,385           $200,573           $791,895
                                              ===========    ===============    ===============

Transactions in dollars for the period ended March 31, 2002 were:

INVESTOR CLASS:
                                                                       BASIC               BIO-
                                                  BANKING          MATERIALS         TECHNOLOGY
                                                     FUND               FUND               FUND
                                             ------------    ---------------    ---------------
Shares Purchased ............................$540,248,601       $653,286,265     $1,674,523,047
Purchase through Dividend Reinvestment ......     447,214            182,594                 --
                                             ------------    ---------------    ---------------
Total Purchased ............................. 540,695,815        653,468,859      1,674,523,047
Shares Redeemed .............................(548,827,234)      (627,120,999)    (1,719,627,992)
                                             ------------    ---------------    ---------------
Net Change .................................. $(8,131,419)       $26,347,860       $(45,104,945)
                                             ------------    ---------------    ---------------


                                                                                       PRECIOUS
                                                 INTERNET            LEISURE             METALS
                                                     FUND               FUND               FUND
                                              -----------    ---------------    ---------------
Shares Purchased ............................$128,107,630       $443,841,619       $752,477,719
Purchase through Dividend Reinvestment ......          --                 --            216,803
                                              -----------    ---------------    ---------------
Total Purchased ............................. 128,107,630        443,841,619        752,694,522
Shares Redeemed .............................(124,086,686)      (431,994,875)      (731,180,525)
                                              -----------    ---------------    ---------------
Net Change ..................................  $4,020,944        $11,846,744        $21,513,997
                                              ===========    ===============    ===============

                                                          SEMI-ANNUAL REPORT 139

--------------------------------------------------------------------------------
C CLASS:

                                                 CONSUMER
                                                 PRODUCTS         ELECTRONIC
                                                     FUND               FUND
                                              -----------    ---------------
Shares Purchased ............................  $9,818,445        $10,347,790
Purchased through Dividend Reinvestment .....          --                 --
                                              -----------    ---------------
Total Purchased .............................   9,818,445         10,347,790
Shares Redeemed .............................  (9,470,309)       (10,072,755)
                                              -----------    ---------------
Net Change ..................................    $348,136           $275,035
                                              ===========    ===============



                                                RETAILING         TECHNOLOGY
                                                     FUND               FUND
                                              -----------    ---------------
Shares Purchased ............................ $10,640,798         $4,688,368
Purchased through Dividend Reinvestment .....          --                 --
                                              -----------    ---------------
Total Purchased .............................  10,640,798          4,688,368
Shares Redeemed ............................. (11,585,943)        (4,786,867)
                                              -----------    ---------------
Net Change ..................................   $(945,145)          $(98,499)
                                              ===========    ===============

Transactions in dollars for the period ended March 31, 2002 were:

INVESTOR CLASS:
                                                 CONSUMER
                                                 PRODUCTS         ELECTRONIC
                                                     FUND               FUND
                                             ------------    ---------------
Shares Purchased ............................$257,182,758     $1,400,550,504
Purchase through Dividend Reinvestment ......      20,770                 --
                                             ------------    ---------------
Total Purchased ............................. 257,203,528      1,400,550,504
Shares Redeemed .............................(246,708,969)    (1,375,674,280)
                                             ------------    ---------------
Net Change .................................. $10,494,559        $24,876,224
                                             ------------    ---------------



                                                RETAILING         TECHNOLOGY
                                                     FUND               FUND
                                             ------------    ---------------
Shares Purchased ............................$975,853,927       $628,729,210
Purchase through Dividend Reinvestment ......          --                 --
                                             ------------    ---------------
Total Purchased ............................. 975,853,927        628,729,210
Shares Redeemed .............................(990,556,147)      (612,541,644)
                                             ------------    ---------------
Net Change ..................................$(14,702,220)       $16,187,566
                                             ============    ===============




C CLASS:

                                                                          ENERGY          FINANCIAL             HEALTH
                                                       ENERGY           SERVICES           SERVICES               CARE
                                                         FUND               FUND               FUND               FUND
                                              ---------------    ---------------    ---------------    ---------------
Shares Purchased ............................      $5,184,197        $11,536,878         $4,352,222        $14,976,562
Purchased through Dividend Reinvestment .....              --                 --                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
Total Purchased .............................       5,184,197         11,536,878          4,352,222         14,976,562
Shares Redeemed .............................      (5,156,633)       (11,456,304)        (4,588,849)       (15,418,974)
                                              ---------------    ---------------    ---------------    ---------------
Net Change ..................................         $27,564            $80,574          $(236,627)         $(442,412)
                                              ===============    ===============    ===============    ===============



                                                        TELE-
                                                       COMMU-             TRANS-
                                                    NICATIONS          PORTATION          UTILITIES
                                                         FUND               FUND               FUND
                                              ---------------    ---------------    ---------------
Shares Purchased ............................      $4,160,480         $5,502,574        $15,709,974
Purchased through Dividend Reinvestment .....              --                 --                 --
                                              ---------------    ---------------    ---------------
Total Purchased .............................       4,160,480          5,502,574         15,709,974
Shares Redeemed .............................      (4,103,667)        (5,955,659)       (14,921,908)
                                              ---------------    ---------------    ---------------
Net Change ..................................         $56,813          $(453,085)          $788,066
                                              ===============    ===============    ===============

Transactions in dollars for the period ended March 31, 2002 were:

INVESTOR CLASS:
                                                                         ENERGY          FINANCIAL             HEALTH
                                                      ENERGY           SERVICES           SERVICES               CARE
                                                        FUND               FUND               FUND               FUND
                                             ---------------    ---------------    ---------------    ---------------
Shares Purchased ............................   $541,968,190       $540,419,786       $687,343,351       $749,044,542
Purchase through Dividend Reinvestment ......        112,559                 --            166,153                 --
                                             ---------------    ---------------    ---------------    ---------------
Total Purchased .............................    542,080,749        540,419,786        687,509,504        749,044,542
Shares Redeemed .............................   (524,703,979)      (531,161,830)      (697,177,278)      (769,947,468)
                                             ---------------    ---------------    ---------------    ---------------
Net Change ..................................    $17,376,770         $9,257,956        $(9,667,774)      $(20,902,926)
                                             ---------------    ---------------    ---------------    ---------------

                                                       TELE-
                                                      COMMU-             TRANS-
                                                   NICATIONS          PORTATION          UTILITIES
                                                        FUND               FUND               FUND
                                             ---------------    ---------------    ---------------
Shares Purchased ............................   $156,863,289       $449,544,079       $442,919,520
Purchase through Dividend Reinvestment ......         68,643                 --            170,343
                                             ---------------    ---------------    ---------------
Total Purchased .............................    156,931,932        449,544,079        443,089,863
Shares Redeemed .............................   (158,063,719)      (441,124,163)      (430,011,807)
                                             ---------------    ---------------    ---------------
Net Change ..................................    $(1,131,787)        $8,419,916        $13,078,056
                                             ===============    ===============    ===============

140

--------------------------------------------------------------------------------

ADVISOR CLASS:

                                                                                       BIO-
                                                  BANKING        MATERIALS       TECHNOLOGY
                                                     FUND             FUND             FUND
                                             ------------    -------------    -------------
Shares Purchased ............................$247,182,773     $149,379,612     $208,468,946
Purchase through Dividend Reinvestment ......     541,131          136,235               --
                                             ------------    -------------    -------------
Total Purchased ............................. 247,723,904      149,515,847      208,468,946
Shares Redeemed .............................(240,692,702)    (120,821,936)    (210,103,808)
                                             ------------    -------------    -------------
Net Change ..................................  $7,031,202      $28,693,911      $(1,634,862)
                                             ============    =============    =============



                                                 INTERNET          LEISURE        RETAILING
                                                     FUND             FUND             FUND
                                             ------------    -------------    -------------
Shares Purchased ............................$181,865,158     $149,399,474     $352,036,470
Purchase through Dividend Reinvestment ......          --               --               --
                                             ------------    -------------    -------------
Total Purchased ............................. 181,865,158      149,399,474      352,036,470
Shares Redeemed .............................(174,908,482)    (157,164,094)    (327,358,430)
                                             ------------    -------------    -------------
Net Change ..................................  $6,956,676      $(7,764,620)     $24,678,040
                                             ============    =============    ============

C CLASS:
                                                                     BASIC             BIO-
                                                  BANKING        MATERIALS       TECHNOLOGY
                                                     FUND             FUND             FUND
                                             ------------    -------------    -------------
Shares Purchased ............................  $3,865,388       $1,933,269       $7,114,548
Purchase through Dividend Reinvestment ......       4,564            5,135               --
                                             ------------    -------------    -------------
Total Purchased .............................   3,869,952        1,938,404        7,114,548
Shares Redeemed .............................  (3,833,313)      (1,458,217)      (5,815,690)
                                             ------------    -------------    -------------
Net Change ..................................     $36,639         $480,187       $1,298,858
                                             ============    =============    =============



                                                                                   PRECIOUS
                                                 INTERNET          LEISURE           METALS
                                                     FUND             FUND             FUND
                                             ------------    -------------    -------------
Shares Purchased ............................  $1,664,687       $1,279,227       $3,328,421
Purchase through Dividend Reinvestment ......          --               --            3,669
                                             ------------    -------------    -------------
Total Purchased .............................   1,664,687        1,279,227        3,332,090
Shares Redeemed .............................  (1,373,824)      (1,049,028)      (2,579,009)
                                             ------------    -------------    -------------
Net Change ..................................    $290,863         $230,199         $753,081
                                             ============    =============    =============

                                                          SEMI-ANNUAL REPORT 141

--------------------------------------------------------------------------------
ADVISOR CLASS:

                                                  CONSUMER
                                                  PRODUCTS       ELECTRONIC           ENERGY
                                                      FUND             FUND             FUND
                                             -------------    -------------    -------------
Shares Purchased ............................ $198,680,979     $196,748,175     $144,704,053
Purchase through Dividend Reinvestment ......       94,932               --          160,945
                                             -------------    -------------    -------------
Total Purchased .............................  198,775,911      196,748,175      144,864,998
Shares Redeemed ............................. (186,477,151)    (187,190,163)    (136,782,512)
                                             -------------    -------------    -------------
Net Change ..................................  $12,298,760       $9,558,012       $8,082,486
                                             =============    =============    =============

                                                                      TELE-
                                                                     COMMU-           TRANS-
                                                TECHNOLOGY        NICATIONS        PORTATION
                                                      FUND             FUND             FUND
                                             -------------    -------------    -------------
Shares Purchased ............................ $192,654,134     $102,462,425     $195,598,935
Purchase through Dividend Reinvestment ......           --            8,455               --
                                             -------------    -------------    -------------
Total Purchased .............................  192,654,134      102,470,880      195,598,935
Shares Redeemed ............................. (189,003,058)    (117,282,193)    (172,205,349)
                                             -------------    -------------    -------------
Net Change ..................................   $3,651,076     $(14,811,313)     $23,393,586
                                             =============    =============    =============

C CLASS:
                                                  CONSUMER
                                                  PRODUCTS      ELECTRONICS           ENERGY
                                                      FUND             FUND             FUND
                                             -------------    -------------    -------------
Shares Purchased ............................   $2,247,114       $2,992,855       $2,685,483
Purchase through Dividend Reinvestment ......        1,156               --              777
                                             -------------    -------------    -------------
Total Purchased .............................    2,248,270        2,992,855        2,686,260
Shares Redeemed .............................   (1,793,596)      (2,541,762)      (2,281,749)
                                             -------------    -------------    -------------
Net Change ..................................     $454,674         $451,093         $404,511
                                             =============    =============    =============


                                                                                       TELE-
                                                                                      COMMU-
                                                 RETAILING       TECHNOLOGY        NICATIONS
                                                      FUND             FUND             FUND
                                             -------------    -------------    -------------
Shares Purchased ............................   $3,622,719       $2,086,484         $456,335
Purchase through Dividend Reinvestment ......           --               --              423
                                             -------------    -------------    -------------
Total Purchased .............................    3,622,719        2,086,484          456,758
Shares Redeemed .............................   (2,599,281)      (1,535,618)        (427,113)
                                             -------------    -------------    -------------
Net Change ..................................   $1,023,438         $550,866          $29,645
                                             =============    =============    =============




ADVISOR CLASS:

                                                     ENERGY        FINANCIAL           HEALTH
                                                   SERVICES         SERVICES             CARE
                                                       FUND             FUND             FUND
                                              -------------    -------------    -------------
Shares Purchased ............................  $137,561,100     $125,144,177     $237,143,314
Purchase through Dividend Reinvestment ......            --          297,278               --
                                              -------------    -------------    -------------
Total Purchased .............................   137,561,100      125,441,455      237,143,314
Shares Redeemed .............................  (113,936,083)    (115,246,942)    (229,942,846)
                                              -------------    -------------    -------------
Net Change ..................................   $23,625,017      $10,194,513       $7,200,468
                                              =============    =============    =============



                                                  UTILITIES
                                                       FUND
                                              -------------
Shares Purchased ............................  $114,958,846
Purchase through Dividend Reinvestment ......        59,373
                                              -------------
Total Purchased .............................   115,018,219
Shares Redeemed .............................  (120,202,729)
                                              -------------
Net Change ..................................   $(5,184,510)
                                              =============

C CLASS:
                                                     ENERGY        FINANCIAL           HEALTH
                                                   SERVICES         SERVICES             CARE
                                                       FUND             FUND             FUND
                                              -------------    -------------    -------------
Shares Purchased ............................    $3,684,288       $1,455,952       $5,696,346
Purchase through Dividend Reinvestment ......            --            4,853
                                              -------------    -------------    -------------
Total Purchased .............................     3,684,288        1,460,805        5,696,346
Shares Redeemed .............................    (2,997,481)        (945,821)      (4,600,569)
                                              -------------    -------------    -------------
Net Change ..................................      $686,807         $514,984       $1,095,777
                                              =============    =============    =============



                                                     TRANS-
                                                  PORTATION        UTILITIES
                                                       FUND             FUND
                                              -------------       ----------
Shares Purchased ............................    $2,161,129       $3,311,317
Purchase through Dividend Reinvestment ......            --            2,404
                                              -------------       ----------
Total Purchased .............................     2,161,129        3,313,721
Shares Redeemed .............................    (1,498,659)      (3,087,232)
                                              -------------       ----------
Net Change ..................................      $662,470         $226,489
                                              =============       ==========

142

--------------------------------------------------------------------------------

7.   NET ASSETS
At September 30, 2002, net assets consisted of:

                                                                       BASIC             BIO-
                                                     BANKING        MATERIALS       TECHNOLOGY
                                                        FUND             FUND             FUND
                                               -------------    -------------    -------------
Paid-In-Capital ............................     $67,886,304      $30,582,236     $348,024,641
Undistributed Net Investment Income (Loss) .         771,022           77,174       (1,134,098)
Accumulated Net Realized Loss on Investments     (50,101,807)     (19,300,939)    (240,897,121)
Net Unrealized Appreciation (Depreciation)
  on Investments ...........................         593,661          519,114       24,668,935
                                               -------------    -------------    -------------
Net Assets .................................     $19,149,180      $11,877,585     $130,662,357
                                               =============    =============    =============

                                                                                      PRECIOUS
                                                    INTERNET          LEISURE           METALS
                                                        FUND             FUND             FUND
                                               -------------    -------------    -------------
Paid-In-Capital ............................     $37,928,133      $20,379,565     $133,922,075
Undistributed Net Investment Income (Loss) .         (19,520)         (93,897)         (50,843)
Accumulated Net Realized Loss on Investments     (36,540,532)     (17,458,453)     (80,103,429)
Net Unrealized Appreciation (Depreciation)
  on Investments ...........................          33,494          293,567       18,412,025
                                               -------------    -------------    -------------
Net Assets .................................      $1,401,575       $3,120,782      $72,179,828
                                               =============    =============    =============



8.   PORTFOLIO SECURITIES LOANED
At September 30, 2002, the following funds loaned securities and received cash collateral, as follows:

FUND                             CASH COLLATERAL   VALUE OF SECURITY LOANED
----                             ---------------   ------------------------
Banking Fund                       $   1,175,972                $ 1,142,308
Basic Materials Fund                   1,766,782                  1,703,821
Biotechnology Fund                    43,955,499                 42,381,517
Consumer Products Fund                 5,642,852                  5,407,151
Energy Fund                            1,901,720                  1,834,120
Energy Services Fund                   1,210,121                  1,142,113
Health Care Fund                       9,357,070                  9,052,579
Leisure Fund                             745,540                    700,481
Precious Metals Fund                  35,692,264                 34,543,110
Retailing Fund                        12,306,009                 11,421,770
Telecommunication Fund                   212,812                    289,462
Transportation Fund                    1,191,565                  1,141,088
Utilities Fund                       294,954,602                277,512,260

                                                          SEMI-ANNUAL REPORT 143


                                                 CONSUMER
                                                  PRODUCTS      ELECTRONICS           ENERGY
                                                      FUND             FUND             FUND
                                               -----------    -------------    -------------
Paid-In-Capital ............................   $45,211,665     $183,314,633      $37,800,087
Undistributed Net Investment Income (Loss) .       131,783         (315,709)          42,513
Accumulated Net Realized Loss on Investments   (17,295,349)    (161,562,056)     (21,300,341)
Net Unrealized Appreciation (Depreciation)
  on Investments ...........................       419,278         (409,055)         193,479
                                               -----------    -------------    -------------
Net Assets .................................   $28,467,377      $21,027,813      $16,735,738
                                               ===========    =============    =============

                                                                                  TELECOMMU-
                                                 RETAILING       TECHNOLOGY        NICATIONS
                                                      FUND             FUND             FUND
                                               -----------    -------------    -------------
Paid-In-Capital ............................   $56,612,651     $108,922,599      $44,281,489
Undistributed Net Investment Income (Loss) .      (144,185)        (205,808)          66,272
Accumulated Net Realized Loss on Investments   (40,488,667)     (91,707,190)     (41,509,939)
Net Unrealized Appreciation (Depreciation)
  on Investments ...........................       874,577         (549,861)         112,927
                                               -----------    -------------    -------------
Net Assets .................................   $16,854,376      $16,459,740       $2,950,749
                                               ===========    =============    =============




                                                     ENERGY        FINANCIAL           HEALTH
                                                    SERVICES         SERVICES             CARE
                                                        FUND             FUND             FUND
                                               -------------    -------------    -------------
Paid-In-Capital ............................     $81,710,326      $87,993,992      $85,979,666
Undistributed Net Investment Income (Loss) .        (162,869)         160,672          (65,529)
Accumulated Net Realized Loss on Investments     (70,926,035)     (57,524,028)     (39,218,809)
Net Unrealized Appreciation (Depreciation)
  on Investments ...........................       2,488,690        2,189,870        3,816,075
                                               -------------    -------------    -------------
Net Assets .................................     $13,110,112      $32,820,506      $50,511,403
                                               =============    =============    =============

                                                      TRANS-
                                                   PORTATION        UTILITIES
                                                        FUND             FUND
                                               -------------    -------------
Paid-In-Capital ............................     $24,898,084      $20,149,157
Undistributed Net Investment Income (Loss) .         (43,412)         250,211
Accumulated Net Realized Loss on Investments     (19,488,631)     (12,760,607)
Net Unrealized Appreciation (Depreciation)
  on Investments ...........................         629,321          583,852
                                               -------------    -------------
Net Assets .................................      $5,995,362       $8,222,613
                                               =============    =============

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

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

           A family of funds designed exclusively
           for financial professionals and
           sophisticated investors

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.


                                 [LOGO OMITTED]
                                   RYDEX FUNDS

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexfunds.com

RFSSA-2-9/02